================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number  811-21261
                                                     ------------

                                 Rydex ETF Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                                 Rydex ETF Trust
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               --------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code:  1-301-296-5100
                                                           ----------------

                    Date of fiscal year end:  October 31, 2006
                                             ------------------

                   Date of reporting period:  October 31, 2006
                                             ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

[Insert a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).]

                                                                October 31, 2006

                                                                 RYDEX ETF TRUST
                                                                   ANNUAL REPORT

                                                      RYDEX S&P EQUAL WEIGHT ETF
                                                        RYDEX RUSSELL TOP 50 ETF
                                                    RYDEX S&P 500 PURE VALUE ETF
                                                   RYDEX S&P 500 PURE GROWTH ETF
                                             RYDEX S&P MIDCAP 400 PURE VALUE ETF
                                            RYDEX S&P MIDCAP 400 PURE GROWTH ETF
                                           RYDEX S&P SMALLCAP 600 PURE VALUE ETF
                                          RYDEX S&P SMALLCAP 600 PURE GROWTH ETF

                                                        [RYDEX INVESTMENTS LOGO]

                                                                 ANNUAL REPORT 1

   TABLE OF CONTENTS
--------------------------------------------------------------------------------

   LETTER TO OUR SHAREHOLDERS..................................     2

   MANAGER'S ANALYSIS..........................................     4

   FEES & EXPENSES.............................................    20

   PORTFOLIO SUMMARY...........................................    22

   SCHEDULE OF INVESTMENTS.....................................    30

   STATEMENTS OF ASSETS AND LIABILITIES........................    72

   STATEMENTS OF OPERATIONS....................................    74

   STATEMENTS OF CHANGES IN NET ASSETS.........................    76

   FINANCIAL HIGHLIGHTS........................................    81

   NOTES TO FINANCIAL STATEMENTS...............................    85

   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM'S REPORT......    93

   SUPPLEMENTAL INFORMATION....................................    94

 ANNUAL REPORT 2

--------------------------------------------------------------------------------

DEAR SHAREHOLDER,

Stocks rallied strongly for the 12-month period ended October 31, 2006. All of the major market averages with the exception of the Nasdaq 100 turned in strong double digit gains, with the benchmark S&P 500 Index(R) rising +14.6% and its counterpart the S&P Equal Weight Index rising 17.9% during the period. Overall, the market was characterized by three distinct phases and a number of rotational trends.

In the first phase, many of the performance trends that had been evident for a number of years remained in place. While the major market averages actually treaded water for much of this period, investors showed a healthy appetite for risk as shown by the continued strong gains in small-cap. Although interest rates rose throughout the period, they seemed to pose little threat to stock prices.

Phase two was ushered in by an inflation scare characterized by high and rising inflation, soaring energy prices and the prospect of additional interest rate hikes by the Federal Reserve (Fed). The price of oil soared from $57.67/barrel in mid-February to a peak of $77.03/barrel in mid-July. During this mini-cycle, investors pulled back from risk in all of its various forms. Small-cap, growth, and technology stocks fell in a rapid and dramatic sell-off. From early May through mid-June alone, the small-cap Russell 2000(R) Index fell nearly 14%. Interest rates rose as well, with the yield on the benchmark 10-year U.S. Treasury Note rising from a low of 4.32% in January to 5.24% by late June.

Almost as quickly as it began, the inflation scare that characterized phase two evaporated as energy prices retreated from their speculative highs. Phase three began as economic growth showed unmistakable signs of slowing, relieving pressure on the Federal Reserve (Fed) to continue raising rates. Indeed, during the summer, the Fed paused in its two-year string of consecutive rate increases. Despite the seemingly safer risk environment, the May to June sell-off left investors with a diminished appetite for risk as large-cap stocks continued to outperform small-caps and value outperformed growth

Clearly the equity markets continue to key off interest rates and, as of this writing, stocks have continued to rally with the expectation that interest rates are headed lower. As long as a benign interest rate outlook remains in place, the pressure on stock prices will likely be to the upside.

                                                                 ANNUAL REPORT 3

--------------------------------------------------------------------------------

Rydex Investments is extremely pleased with the asset growth and fund additions over the past fiscal year ended October 31, 2006. Complementing the Rydex S&P Equal Weight ETF and the Rydex Russell Top 50 ETF, the Rydex ETF Trust now offers six style-box funds based on the S&P Pure Style methodology. These are innovative benchmarks that offer an alternative to the traditional cap-weighted benchmark.

We appreciate the trust you have placed in our firm by investing with us.

Sincerely,

/s/ DAVID C. REILLY, CFA
David C. Reilly, CFA
Director of Investment Strategy -- Rydex Investments

 ANNUAL REPORT 4

RYDEX S&P EQUAL WEIGHT ETF
MANAGER'S ANALYSIS
--------------------------------------------------------------------------------
For the year ended October 31, 2006, the Rydex S&P Equal Weight ETF, benchmarked to the S&P Equal Weight Total Return Index, returned 17.42%, outperforming the S&P 500 Total Return by 1.08%. Since inception in April 2003, the Rydex S&P Equal Weight ETF, has outperformed the S&P 500 Total Return by 5.36%, returning 19.84%.

         CUMULATIVE FUND PERFORMANCE: APRIL 24, 2003 - OCTOBER 31, 2006

(TO COME)

                                                RYDEX S&P EQUAL WEIGHT                                   S&P EQUAL WEIGHT TOTAL
                                                          ETF              S&P 500 TOTAL RETURN INDEX         RETURN INDEX
                                                ----------------------     --------------------------    ----------------------
4/24/2003                                                10000                       10000                        10000
                                                          9845                        9862                         9845
                                                         10041                       10039                        10041
                                                         10113                       10072                        10113
                                                         10113                       10063                        10114
                                                         10091                       10058                        10092
                                                         10280                       10210                        10282
                                                         10300                       10171                        10303
                                                         10397                       10257                        10399
                                                         10341                       10206                        10343
                                                         10240                       10104                        10242
                                                         10405                       10251                        10408
                                                         10566                       10380                        10569
                                                         10566                       10350                        10569
                                                         10565                       10320                        10568
                                                         10687                       10402                        10691
                                                         10723                       10377                        10727
                                                         10417                       10119                        10421
                                                         10402                       10108                        10406
                                                         10457                       10149                        10461
                                                         10582                       10242                        10586
                                                         10646                       10257                        10651
                                                         10878                       10458                        10884
                                                         10899                       10478                        10905
                                                         10882                       10440                        10888
                                                         11089                       10594                        11096
                                                         11146                       10631                        11152
                                                         11141                       10682                        11148
                                                         11363                       10846                        11371
                                                         11455                       10890                        11462
                                                         11410                       10864                        11418
                                                         11217                       10734                        11225
                                                         11309                       10832                        11317
                                                         11492                       10975                        11501
                                                         11522                       10987                        11531
                                                         11359                       10878                        11368
                                                         11593                       11122                        11602
                                                         11588                       11132                        11597
                                                         11576                       11116                        11586
                                                         11409                       10946                        11418
                                                         11390                       10957                        11399
                                                         11185                       10803                        11195
                                                         11199                       10823                        11209
                                                         11137                       10733                        11146
                                                         11260                       10853                        11269
                                                         11176                       10748                        11186
                                                         11168                       10729                        11179
                                                         11229                       10817                        11239
                                                         11374                       10943                        11384
                                                         11287                       10854                        11298
                                                         11504                       11060                        11515
                                                         11601                       11102                        11613
                                                         11573                       11041                        11585
                                                         11386                       10892                        11398
                                                         11474                       10997                        11486
                                                         11544                       11060                        11555
                                                         11471                       11022                        11496
                                                         11389                       10952                        11399
                                                         11232                       10817                        11241
                                                         11367                       10945                        11377
                                                         11218                       10785                        11228
                                                         11358                       10888                        11368
                                                         11361                       10893                        11372
7/24/2003                                                11313                       10816                        11323
                                                         11498                       11004                        11509
                                                         11503                       10981                        11515
                                                         11427                       10902                        11438
                                                         11387                       10884                        11398
                                                         11456                       10918                        11468
                                                         11368                       10806                        11380
                                                         11363                       10835                        11375
                                                         11163                       10645                        11174
                                                         11158                       10664                        11169
                                                         11225                       10742                        11236
                                                         11261                       10781                        11273
                                                         11311                       10816                        11323
                                                         11440                       10924                        11452
                                                         11422                       10859                        11434
                                                         11518                       10930                        11530
                                                         11517                       10934                        11531
                                                         11656                       11034                        11671
                                                         11737                       11063                        11751
                                                         11749                       11042                        11765
                                                         11843                       11075                        11859
                                                         11714                       10962                        11730
                                                         11692                       10969                        11708
                                                         11728                       11003                        11743
                                                         11767                       11005                        11784
                                                         11873                       11073                        11890
                                                         11959                       11130                        11976
                                                         12124                       11285                        12143
                                                         12153                       11336                        12174
                                                         12158                       11355                        12178
                                                         12086                       11283                        12105
                                                         12215                       11397                        12235
                                                         12100                       11303                        12119
                                                         11893                       11169                        11909
                                                         11969                       11233                        11988
                                                         12009                       11257                        12028
                                                         11966                       11215                        11986
                                                         12145                       11376                        12166
                                                         12113                       11339                        12133
                                                         12263                       11490                        12285
                                                         12250                       11454                        12272
                                                         12090                       11305                        12112
                                                         12170                       11373                        12193
                                                         11948                       11156                        11970
                                                         11834                       11091                        11857
                                                         11731                       11022                        11754
                                                         11847                       11130                        11871
                                                         11751                       11013                        11773
                                                         11988                       11260                        12012
                                                         12035                       11283                        12059
                                                         12191                       11390                        12215
                                                         12257                       11439                        12281
                                                         12312                       11494                        12341
                                                         12277                       11438                        12301
                                                         12356                       11493                        12381
                                                         12352                       11486                        12377
                                                         12463                       11567                        12488
                                                         12512                       11613                        12538
                                                         12466                       11585                        12491
                                                         12503                       11622                        12529
                                                         12352                       11503                        12378
                                                         12403                       11577                        12429
                                                         12418                       11577                        12444
                                                         12240                       11405                        12266
                                                         12247                       11443                        12273
10/24/2003                                               12208                       11389                        12235
                                                         12288                       11413                        12315
                                                         12469                       11587                        12496
                                                         12527                       11604                        12555
                                                         12541                       11594                        12570
                                                         12576                       11636                        12605
                                                         12697                       11728                        12725
                                                         12643                       11664                        12672
                                                         12645                       11650                        12673
                                                         12722                       11720                        12752
                                                         12708                       11669                        12737
                                                         12590                       11602                        12620
                                                         12577                       11596                        12607
                                                         12748                       11734                        12779
                                                         12770                       11732                        12801
                                                         12648                       11645                        12678
                                                         12525                       11570                        12556
                                                         12399                       11466                        12429
                                                         12472                       11559                        12502
                                                         12384                       11462                        12415
                                                         12442                       11480                        12473
                                                         12676                       11667                        12708
                                                         12748                       11688                        12781
                                                         12827                       11740                        12860
                                                         12842                       11738                        12875
                                                         13000                       11871                        13035
                                                         12950                       11832                        12984
                                                         12928                       11814                        12962
                                                         12953                       11870                        12988
                                                         12843                       11779                        12877
                                                         12933                       11867                        12969
                                                         12811                       11765                        12846
                                                         12747                       11755                        12782
                                                         12941                       11891                        12977
                                                         12987                       11924                        13023
                                                         12883                       11857                        12918
                                                         12937                       11935                        12974
                                                         12972                       11952                        13009
                                                         13168                       12094                        13206
                                                         13166                       12089                        13205
                                                         13247                       12137                        13286
                                                         13307                       12171                        13346
                                                         13285                       12149                        13324
                                                         13314                       12169                        13354
                                                         13483                       12325                        13524
                                                         13494                       12328                        13535
                                                         13502                       12353                        13543
                                                         13449                       12316                        13491
                                                         13618                       12469                        13660
                                                         13642                       12486                        13684
                                                         13665                       12518                        13707
                                                         13766                       12581                        13809
                                                         13684                       12469                        13727
                                                         13753                       12529                        13796
                                                         13685                       12463                        13729
                                                         13816                       12567                        13859
                                                         13846                       12584                        13891
                                                         13977                       12670                        14022
                                                         14011                       12659                        14057
                                                         14085                       12758                        14131
                                                         14012                       12717                        14058
1/23/2004                                                13978                       12691                        14024
                                                         14106                       12844                        14148
                                                         13987                       12719                        14033
                                                         13801                       12548                        13847
                                                         13812                       12613                        13858
                                                         13825                       12580                        13872
                                                         13852                       12626                        13900
                                                         13854                       12635                        13902
                                                         13694                       12531                        13741
                                                         13737                       12555                        13784
                                                         13955                       12713                        14004
                                                         13952                       12682                        14001
                                                         14032                       12746                        14081
                                                         14198                       12887                        14248
                                                         14147                       12825                        14197
                                                         14047                       12756                        14097
                                                         14210                       12887                        14260
                                                         14159                       12825                        14210
                                                         14084                       12773                        14135
                                                         14013                       12740                        14064
                                                         13918                       12706                        13969
                                                         13886                       12684                        13938
                                                         13972                       12737                        14024
                                                         14035                       12755                        14087
                                                         14099                       12755                        14151
                                                         14269                       12878                        14323
                                                         14200                       12802                        14253
                                                         14218                       12827                        14271
                                                         14276                       12870                        14330
                                                         14312                       12893                        14368
                                                         14175                       12786                        14228
                                                         14052                       12712                        14106
                                                         13821                       12527                        13873
                                                         13617                       12340                        13668
                                                         13825                       12494                        13877
                                                         13599                       12315                        13651
                                                         13659                       12385                        13711
                                                         13869                       12531                        13923
                                                         13843                       12515                        13897
                                                         13722                       12376                        13777
                                                         13525                       12215                        13580
                                                         13515                       12199                        13570
                                                         13478                       12170                        13534
                                                         13722                       12369                        13779
                                                         13720                       12357                        13777
                                                         13904                       12520                        13961
                                                         13980                       12570                        14038
                                                         14003                       12563                        14061
                                                         14078                       12629                        14137
                                                         14225                       12738                        14285
                                                         14320                       12835                        14381
                                                         14295                       12812                        14355
                                                         14218                       12728                        14278
                                                         14200                       12714                        14261
                                                         14255                       12780                        14316
                                                         14029                       12605                        14090
                                                         13986                       12591                        14046
                                                         13975                       12599                        14036
                                                         14060                       12663                        14122
                                                         14067                       12677                        14129
                                                         13857                       12480                        13918
                                                         13950                       12547                        14034
                                                         14202                       12724                        14265
4/23/2004                                                14178                       12732                        14241
                                                         14095                       12675                        14158
                                                         14118                       12704                        14181
                                                         13906                       12531                        13968
                                                         13733                       12439                        13795
                                                         13646                       12365                        13707
                                                         13759                       12479                        13821
                                                         13792                       12502                        13855
                                                         13835                       12526                        13925
                                                         13705                       12443                        13773
                                                         13466                       12273                        13528
                                                         13282                       12144                        13342
                                                         13417                       12239                        13478
                                                         13422                       12264                        13484
                                                         13447                       12255                        13509
                                                         13439                       12248                        13502
                                                         13264                       12120                        13329
                                                         13386                       12203                        13449
                                                         13375                       12173                        13437
                                                         13351                       12179                        13414
                                                         13433                       12228                        13496
                                                         13509                       12249                        13573
                                                         13752                       12446                        13818
                                                         13796                       12469                        13862
                                                         13869                       12542                        13936
                                                         13896                       12535                        13963
                                                         13899                       12541                        13967
                                                         13942                       12587                        14010
                                                         13804                       12494                        13872
                                                         13891                       12560                        13959
                                                         14134                       12761                        14204
                                                         14155                       12782                        14226
                                                         13992                       12661                        14062
                                                         14055                       12719                        14126
                                                         13887                       12598                        13957
                                                         14012                       12673                        14083
                                                         14034                       12691                        14105
                                                         14020                       12674                        14091
                                                         14056                       12707                        14127
                                                         14015                       12654                        14087
                                                         14113                       12701                        14185
                                                         14269                       12809                        14342
                                                         14231                       12773                        14303
                                                         14248                       12704                        14322
                                                         14193                       12694                        14266
                                                         14232                       12726                        14306
                                                         14320                       12779                        14395
                                                         14126                       12647                        14207
                                                         14079                       12608                        14153
                                                         13921                       12505                        13993
                                                         13952                       12532                        14025
                                                         13790                       12429                        13862
                                                         13846                       12471                        13919
                                                         13843                       12489                        13916
                                                         13847                       12498                        13921
                                                         13807                       12458                        13880
                                                         13803                       12404                        13876
                                                         13717                       12345                        13791
                                                         13717                       12339                        13791
                                                         13835                       12426                        13909
                                                         13616                       12262                        13689
                                                         13609                       12295                        13682
7/23/2004                                                13481                       12176                        13554
                                                         13404                       12152                        13477
                                                         13531                       12273                        13605
                                                         13532                       12282                        13605
                                                         13655                       12341                        13729
                                                         13686                       12356                        13761
                                                         13723                       12411                        13799
                                                         13592                       12333                        13667
                                                         13562                       12324                        13637
                                                         13337                       12123                        13411
                                                         13104                       11936                        13172
                                                         13134                       11950                        13199
                                                         13333                       12105                        13401
                                                         13272                       12076                        13338
                                                         13111                       11935                        13173
                                                         13110                       11954                        13172
                                                         13323                       12118                        13390
                                                         13366                       12145                        13435
                                                         13554                       12299                        13630
                                                         13494                       12255                        13570
                                                         13607                       12335                        13684
                                                         13564                       12306                        13640
                                                         13565                       12312                        13640
                                                         13679                       12411                        13756
                                                         13682                       12412                        13758
                                                         13713                       12444                        13788
                                                         13602                       12348                        13671
                                                         13665                       12406                        13732
                                                         13708                       12429                        13777
                                                         13821                       12568                        13945
                                                         13821                       12516                        13890
                                                         13924                       12602                        13998
                                                         13827                       12548                        13903
                                                         13885                       12572                        13959
                                                         13966                       12634                        14041
                                                         14024                       12659                        14099
                                                         14035                       12688                        14111
                                                         13931                       12598                        14006
                                                         14006                       12634                        14082
                                                         14062                       12691                        14139
                                                         14009                       12619                        14086
                                                         14115                       12699                        14193
                                                         13934                       12523                        14012
                                                         13882                       12467                        13959
                                                         13899                       12486                        13976
                                                         13792                       12412                        13868
                                                         13875                       12488                        13953
                                                         13937                       12543                        14016
                                                         14021                       12540                        14099
                                                         14242                       12731                        14323
                                                         14307                       12773                        14389
                                                         14277                       12766                        14358
                                                         14381                       12855                        14462
                                                         14236                       12728                        14317
                                                         14109                       12632                        14190
                                                         14118                       12657                        14200
                                                         14068                       12629                        14149
                                                         13958                       12538                        14037
                                                         13852                       12421                        13932
                                                         13923                       12476                        14004
                                                         13975                       12542                        14055
                                                         13830                       12420                        13910
                                                         13853                       12426                        13933
                                                         13962                       12459                        14043
10/22/2004                                               13851                       12338                        13932
                                                         13866                       12327                        13947
                                                         14075                       12511                        14158
                                                         14271                       12674                        14356
                                                         14292                       12701                        14377
                                                         14352                       12732                        14437
                                                         14373                       12735                        14459
                                                         14358                       12736                        14444
                                                         14521                       12881                        14609
                                                         14772                       13090                        14861
                                                         14858                       13141                        14949
                                                         14839                       13127                        14930
                                                         14846                       13123                        14937
                                                         14854                       13113                        14947
                                                         15006                       13232                        15098
                                                         15145                       13354                        15238
                                                         15154                       13351                        15253
                                                         15059                       13258                        15153
                                                         15168                       13333                        15262
                                                         15197                       13351                        15292
                                                         15018                       13202                        15112
                                                         15137                       13280                        15231
                                                         15145                       13277                        15239
                                                         15249                       13332                        15345
                                                         15282                       13344                        15379
                                                         15237                       13300                        15334
                                                         15180                       13247                        15277
                                                         15396                       13449                        15495
                                                         15350                       13438                        15449
                                                         15378                       13447                        15477
                                                         15368                       13437                        15468
                                                         15174                       13289                        15273
                                                         15217                       13357                        15316
                                                         15293                       13430                        15393
                                                         15304                       13416                        15405
                                                         15439                       13538                        15541
                                                         15525                       13591                        15628
                                                         15591                       13619                        15695
                                                         15520                       13591                        15623
                                                         15453                       13490                        15557
                                                         15441                       13495                        15545
                                                         15581                       13617                        15687
                                                         15633                       13668                        15738
                                                         15637                       13675                        15743
                                                         15560                       13616                        15666
                                                         15692                       13713                        15800
                                                         15717                       13714                        15824
                                                         15741                       13716                        15848
                                                         15731                       13697                        15839
                                                         15538                       13587                        15645
                                                         15302                       13430                        15407
                                                         15191                       13382                        15295
                                                         15232                       13432                        15337
                                                         15204                       13413                        15310
                                                         15250                       13459                        15356
                                                         15147                       13378                        15252
                                                         15217                       13433                        15322
                                                         15128                       13317                        15233
                                                         15246                       13397                        15353
                                                         15399                       13526                        15507
                                                         15261                       13399                        15368
                                                         15145                       13295                        15251
                                                         15048                       13210                        15154
1/24/2005                                                14966                       13163                        15071
                                                         14996                       13216                        15103
                                                         15100                       13280                        15207
                                                         15144                       13287                        15252
                                                         15090                       13252                        15198
                                                         15257                       13364                        15367
                                                         15364                       13456                        15475
                                                         15424                       13501                        15536
                                                         15394                       13467                        15505
                                                         15578                       13616                        15691
                                                         15550                       13602                        15663
                                                         15565                       13611                        15679
                                                         15398                       13498                        15509
                                                         15450                       13555                        15562
                                                         15607                       13652                        15719
                                                         15601                       13663                        15714
                                                         15662                       13709                        15776
                                                         15669                       13713                        15783
                                                         15534                       13605                        15647
                                                         15531                       13615                        15645
                                                         15292                       13418                        15404
                                                         15375                       13494                        15488
                                                         15516                       13605                        15630
                                                         15674                       13733                        15791
                                                         15578                       13645                        15694
                                                         15690                       13722                        15807
                                                         15674                       13723                        15791
                                                         15693                       13728                        15810
                                                         15852                       13860                        15971
                                                         15917                       13897                        16037
                                                         15820                       13832                        15940
                                                         15659                       13692                        15776
                                                         15668                       13718                        15786
                                                         15578                       13618                        15696
                                                         15697                       13695                        15817
                                                         15575                       13592                        15694
                                                         15424                       13483                        15541
                                                         15468                       13508                        15585
                                                         15442                       13501                        15559
                                                         15402                       13435                        15520
                                                         15265                       13298                        15382
                                                         15258                       13308                        15374
                                                         15268                       13295                        15385
                                                         15269                       13327                        15387
                                                         15127                       13229                        15239
                                                         15341                       13413                        15459
                                                         15373                       13404                        15491
                                                         15299                       13316                        15412
                                                         15321                       13354                        15435
                                                         15376                       13414                        15491
                                                         15413                       13448                        15529
                                                         15509                       13529                        15625
                                                         15377                       13416                        15493
                                                         15370                       13416                        15486
                                                         15452                       13491                        15568
                                                         15236                       13334                        15350
                                                         15033                       13201                        15145
                                                         14727                       12980                        14837
                                                         14789                       13018                        14900
                                                         14926                       13096                        15039
                                                         14718                       12923                        14829
                                                         15011                       13178                        15125
4/22/2005                                                14880                       13090                        14993
                                                         15024                       13203                        15139
                                                         14873                       13085                        14986
                                                         14915                       13140                        15030
                                                         14734                       12994                        14845
                                                         14898                       13149                        15012
                                                         14968                       13210                        15083
                                                         14964                       13198                        15079
                                                         15183                       13366                        15301
                                                         15129                       13332                        15246
                                                         15143                       13318                        15260
                                                         15256                       13403                        15374
                                                         15100                       13260                        15218
                                                         15159                       13323                        15278
                                                         14990                       13190                        15107
                                                         14911                       13132                        15028
                                                         15082                       13265                        15201
                                                         15204                       13359                        15325
                                                         15408                       13496                        15530
                                                         15477                       13559                        15600
                                                         15488                       13538                        15612
                                                         15544                       13591                        15669
                                                         15536                       13593                        15660
                                                         15472                       13548                        15596
                                                         15589                       13636                        15715
                                                         15615                       13651                        15742
                                                         15568                       13568                        15694
                                                         15706                       13695                        15834
                                                         15751                       13718                        15879
                                                         15658                       13624                        15786
                                                         15682                       13641                        15811
                                                         15682                       13640                        15811
                                                         15659                       13612                        15784
                                                         15746                       13684                        15872
                                                         15717                       13652                        15847
                                                         15784                       13687                        15915
                                                         15851                       13722                        15983
                                                         15883                       13753                        16015
                                                         15956                       13803                        16089
                                                         16031                       13871                        16166
                                                         16010                       13862                        16145
                                                         15989                       13833                        16124
                                                         15998                       13837                        16134
                                                         15844                       13690                        15978
                                                         15709                       13585                        15842
                                                         15685                       13575                        15818
                                                         15875                       13702                        16010
                                                         15858                       13684                        15993
                                                         15786                       13587                        15921
                                                         15839                       13624                        15975
                                                         15984                       13744                        16122
                                                         15880                       13633                        16016
                                                         15925                       13667                        16062
                                                         16120                       13827                        16260
                                                         16245                       13914                        16387
                                                         16271                       13946                        16413
                                                         16283                       13960                        16413
                                                         16316                       13997                        16459
                                                         16333                       14013                        16476
                                                         16294                       13935                        16437
                                                         16426                       14029                        16571
                                                         16542                       14097                        16688
                                                         16400                       14004                        16545
7/22/2005                                                16513                       14080                        16660
                                                         16438                       14027                        16584
                                                         16500                       14052                        16647
                                                         16566                       14118                        16714
                                                         16678                       14201                        16827
                                                         16580                       14092                        16728
                                                         16587                       14106                        16736
                                                         16690                       14206                        16840
                                                         16695                       14219                        16845
                                                         16552                       14115                        16701
                                                         16389                       14007                        16536
                                                         16342                       13970                        16489
                                                         16427                       14065                        16575
                                                         16419                       14045                        16568
                                                         16534                       14146                        16684
                                                         16452                       14061                        16601
                                                         16522                       14103                        16672
                                                         16302                       13937                        16450
                                                         16321                       13951                        16469
                                                         16280                       13938                        16428
                                                         16315                       13947                        16464
                                                         16334                       13970                        16484
                                                         16289                       13923                        16453
                                                         16221                       13832                        16370
                                                         16275                       13865                        16425
                                                         16171                       13781                        16320
                                                         16265                       13865                        16415
                                                         16208                       13823                        16357
                                                         16399                       13964                        16550
                                                         16417                       13978                        16569
                                                         16359                       13938                        16511
                                                         16552                       14114                        16706
                                                         16607                       14150                        16763
                                                         16527                       14097                        16682
                                                         16679                       14209                        16836
                                                         16700                       14199                        16858
                                                         16590                       14096                        16746
                                                         16528                       14050                        16684
                                                         16510                       14057                        16666
                                                         16616                       14174                        16774
                                                         16485                       14095                        16640
                                                         16338                       13984                        16493
                                                         16153                       13857                        16305
                                                         16213                       13911                        16367
                                                         16272                       13919                        16427
                                                         16274                       13922                        16429
                                                         16286                       13923                        16441
                                                         16318                       13940                        16473
                                                         16453                       14064                        16611
                                                         16532                       14077                        16690
                                                         16538                       14053                        16697
                                                         16375                       13914                        16532
                                                         16085                       13712                        16239
                                                         15976                       13656                        16129
                                                         16037                       13707                        16192
                                                         15854                       13608                        16007
                                                         15776                       13581                        15927
                                                         15645                       13500                        15795
                                                         15633                       13491                        15782
                                                         15781                       13602                        15933
                                                         15851                       13643                        16004
                                                         15684                       13506                        15835
                                                         15886                       13709                        16040
                                                         15696                       13504                        15847
                                                         15748                       13524                        15901
10/24/2005                                               16020                       13751                        16175
                                                         15957                       13719                        16113
                                                         15886                       13660                        16041
                                                         15672                       13519                        15825
                                                         15933                       13744                        16090
                                                         16114                       13842                        16272
                                                         16080                       13793                        16238
                                                         16275                       13933                        16436
                                                         16334                       13997                        16495
                                                         16340                       13999                        16502
                                                         16382                       14031                        16545
                                                         16291                       13989                        16453
                                                         16330                       14013                        16493
                                                         16481                       14134                        16646
                                                         16519                       14177                        16685
                                                         16504                       14167                        16670
                                                         16434                       14114                        16599
                                                         16465                       14143                        16631
                                                         16674                       14276                        16842
                                                         16734                       14341                        16971
                                                         16821                       14416                        16992
                                                         16907                       14490                        17080
                                                         16965                       14542                        17138
                                                         16994                       14572                        17169
                                                         16841                       14450                        17014
                                                         16866                       14453                        17040
                                                         16813                       14366                        16986
                                                         17060                       14540                        17236
                                                         17078                       14545                        17255
                                                         17013                       14511                        17190
                                                         17048                       14530                        17225
                                                         16969                       14460                        17145
                                                         16970                       14444                        17180
                                                         17046                       14485                        17225
                                                         17065                       14497                        17245
                                                         17150                       14579                        17330
                                                         17150                       14641                        17406
                                                         17224                       14621                        17363
                                                         17241                       14580                        17334
                                                         16997                       14495                        17177
                                                         17004                       14491                        17185
                                                         17075                       14528                        17258
                                                         17163                       14593                        17346
                                                         17199                       14601                        17363
                                                         17025                       14462                        17207
                                                         17063                       14483                        17246
                                                         17025                       14441                        17207
                                                         16934                       14371                        17115
                                                         17186                       14607                        17371
                                                         17295                       14663                        17482
                                                         17305                       14664                        17492
                                                         17479                       14805                        17669
                                                         17576                       14859                        17768
                                                         17585                       14855                        17777
                                                         17625                       14908                        17818
                                                         17514                       14815                        17705
                                                         17532                       14833                        17725
                                                         17452                       14779                        17644
                                                         17432                       14723                        17624
                                                         17568                       14805                        17762
                                                         17289                       14534                        17481
                                                         17339                       14561                        17532
1/24/2006                                                17454                       14596                        17648
                                                         17420                       14571                        17614
                                                         17560                       14677                        17755
                                                         17685                       14792                        17883
                                                         17689                       14810                        17888
                                                         17623                       14751                        17821
                                                         17658                       14780                        17856
                                                         17504                       14650                        17699
                                                         17405                       14573                        17599
                                                         17466                       14584                        17662
                                                         17310                       14467                        17503
                                                         17434                       14598                        17629
                                                         17401                       14577                        17595
                                                         17425                       14615                        17620
                                                         17366                       14569                        17561
                                                         17539                       14717                        17736
                                                         17605                       14772                        17802
                                                         17754                       14882                        17954
                                                         17730                       14857                        17930
                                                         17670                       14808                        17869
                                                         17825                       14921                        18026
                                                         17774                       14869                        17974
                                                         17789                       14890                        17990
                                                         17853                       14946                        18055
                                                         17657                       14791                        17856
                                                         17823                       14917                        18025
                                                         17797                       14893                        18000
                                                         17758                       14872                        17960
                                                         17601                       14768                        17801
                                                         17525                       14742                        17723
                                                         17556                       14776                        17752
                                                         17486                       14704                        17685
                                                         17628                       14812                        17829
                                                         17671                       14846                        17874
                                                         17876                       15000                        18082
                                                         17992                       15065                        18200
                                                         18026                       15092                        18235
                                                         18075                       15115                        18285
                                                         18018                       15090                        18227
                                                         17902                       14999                        18111
                                                         18003                       15090                        18212
                                                         17983                       15051                        18193
                                                         18022                       15066                        18233
                                                         18005                       15050                        18216
                                                         17927                       14953                        18138
                                                         18094                       15068                        18305
                                                         18039                       15038                        18250
                                                         17974                       14975                        18184
                                                         17993                       15010                        18204
                                                         18085                       15105                        18298
                                                         18186                       15172                        18400
                                                         18168                       15146                        18382
                                                         17980                       14990                        18192
                                                         17973                       15003                        18186
                                                         17804                       14890                        18015
                                                         17834                       14908                        18045
                                                         17856                       14919                        18068
                                                         17818                       14875                        18030
                                                         18145                       15134                        18361
                                                         18208                       15162                        18425
                                                         18242                       15180                        18459
                                                         18212                       15178                        18430
4/24/2006                                                18163                       15141                        18380
                                                         18087                       15068                        18304
                                                         18138                       15112                        18356
                                                         18151                       15166                        18369
                                                         18159                       15176                        18378
                                                         18087                       15114                        18305
                                                         18193                       15206                        18416
                                                         18158                       15147                        18378
                                                         18237                       15199                        18457
                                                         18418                       15356                        18641
                                                         18434                       15344                        18657
                                                         18413                       15350                        18638
                                                         18407                       15330                        18632
                                                         18165                       15137                        18386
                                                         17942                       14967                        18161
                                                         17946                       15006                        18165
                                                         17876                       14978                        18095
                                                         17584                       14730                        17799
                                                         17475                       14632                        17687
                                                         17572                       14693                        17785
                                                         17473                       14635                        17686
                                                         17386                       14572                        17598
                                                         17394                       14595                        17605
                                                         17591                       14763                        17806
                                                         17710                       14850                        17927
                                                         17446                       14615                        17659
                                                         17629                       14740                        17846
                                                         17854                       14921                        18073
                                                         17861                       14950                        18081
                                                         17522                       14685                        17738
                                                         17471                       14669                        17686
                                                         17376                       14582                        17590
                                                         17382                       14604                        17596
                                                         17333                       14539                        17547
                                                         17066                       14354                        17276
                                                         16871                       14211                        17078
                                                         16950                       14285                        17159
                                                         17363                       14589                        17579
                                                         17238                       14535                        17505
                                                         17114                       14402                        17329
                                                         17092                       14403                        17307
                                                         17291                       14543                        17508
                                                         17199                       14470                        17415
                                                         17208                       14457                        17424
                                                         17282                       14528                        17500
                                                         17088                       14396                        17303
                                                         17163                       14478                        17379
                                                         17562                       14790                        17783
                                                         17585                       14760                        17807
                                                         17687                       14877                        17910
                                                         17507                       14771                        17729
                                                         17530                       14812                        17752
                                                         17391                       14712                        17612
                                                         17398                       14734                        17619
                                                         17466                       14795                        17688
                                                         17276                       14635                        17496
                                                         17029                       14445                        17245
                                                         16913                       14374                        17129
                                                         16887                       14355                        17103
                                                         16885                       14382                        17101
                                                         17204                       14651                        17425
                                                         17004                       14527                        17222
                                                         16826                       14424                        17043
7/24/2006                                                17119                       14664                        17339
                                                         17252                       14757                        17474
                                                         17234                       14751                        17455
                                                         17113                       14693                        17333
                                                         17332                       14872                        17556
                                                         17322                       14851                        17546
                                                         17221                       14784                        17441
                                                         17338                       14875                        17561
                                                         17417                       14899                        17641
                                                         17399                       14889                        17624
                                                         17343                       14848                        17567
                                                         17263                       14799                        17486
                                                         17162                       14739                        17384
                                                         17271                       14810                        17495
                                                         17173                       14753                        17397
                                                         17203                       14771                        17428
                                                         17482                       14974                        17711
                                                         17690                       15093                        17923
                                                         17727                       15117                        17960
                                                         17755                       15174                        17989
                                                         17655                       15118                        17887
                                                         17673                       15133                        17906
                                                         17569                       15066                        17800
                                                         17586                       15102                        17818
                                                         17571                       15093                        17804
                                                         17688                       15171                        17923
                                                         17761                       15202                        17997
                                                         17781                       15209                        18018
                                                         17808                       15204                        18045
                                                         17889                       15288                        18128
                                                         17928                       15315                        18168
                                                         17732                       15166                        17969
                                                         17643                       15094                        17878
                                                         17745                       15151                        17983
                                                         17766                       15159                        18005
                                                         18011                       15317                        18254
                                                         18101                       15380                        18345
                                                         18069                       15360                        18314
                                                         18124                       15401                        18370
                                                         18127                       15417                        18374
                                                         18072                       15383                        18319
                                                         18171                       15464                        18419
                                                         18057                       15384                        18304
                                                         17987                       15346                        18233
                                                         18172                       15481                        18422
                                                         18285                       15598                        18536
                                                         18293                       15604                        18544
                                                         18324                       15634                        18576
                                                         18258                       15596                        18509
                                                         18201                       15543                        18453
                                                         18206                       15576                        18460
                                                         18441                       15767                        18698
                                                         18525                       15807                        18782
                                                         18459                       15764                        18717
                                                         18504                       15777                        18762
                                                         18554                       15810                        18812
                                                         18514                       15771                        18773
                                                         18710                       15921                        18972
                                                         18744                       15954                        19006
                                                         18846                       15994                        19111
                                                         18749                       15936                        19012
                                                         18749                       15960                        19012
                                                         18753                       15972                        19016
                                                         18719                       15991                        18982
                                                         18831                       16090                        19096
                                                         18860                       16094                        19125
                                                         18920                       16151                        19186
                                                         19036                       16231                        19304
                                                         18877                       16096                        19143
                                                         18930                       16104                        19198
10/31/2006                                               18924                       16104                        19192

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2006
----------------------------------------------------------------------------
                                                             SINCE INCEPTION
                                     ONE YEAR   THREE YEAR        (04/24/03)
                                     --------   ----------   ---------------
RYDEX S&P EQUAL WEIGHT ETF........     17.42%       14.58%            19.84%
S&P EQUAL WEIGHT TOTAL
  RETURN INDEX....................     17.94%       15.04%            20.33%
S&P 500 TOTAL RETURN INDEX........     16.34%       11.44%            14.48%

The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results. The S&P Equal Weight Total Return Index and the S&P 500 Total Return Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expense to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

                                                                 ANNUAL REPORT 5

--------------------------------------------------------------------------------

Rydex S&P Equal Weight ETF
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
------------------------------------------------------------------------------
                        DESCRIPTION                           % OF NET ASSETS
------------------------------------------------------------------------------
AMERICAN POWER CONVERSION CORP.                                    0.28%
ALLEGHENY TECHNOLOGIES, INC.                                       0.25%
NUCOR CORP.                                                        0.24%
HARMAN INTERNATIONAL INDUSTRIES, INC.                              0.24%
REALOGY CORP.                                                      0.23%
ALLIED WASTE INDUSTRIES, INC.                                      0.23%
NORFOLK SOUTHERN CORP.                                             0.23%
NVIDIA CORP.                                                       0.23%
PHELPS DODGE CORP.                                                 0.23%
AMAZON.COM, INC.                                                   0.23%
------------------------------------------------------------------------------

SECTOR ALLOCATIONS*

(PIE CHART)

Financials                                                                       17.47
Consumer Discretionary                                                           17.53
Information Technology                                                           15.40
Health Care                                                                      10.73
Industrials                                                                      10.60
Consumer Staples                                                                  7.61
Utilities                                                                         6.32
Energy                                                                            6.18
Materials                                                                         6.19
Telecommunication Services                                                        1.97

* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocation is expressed as a percentage of the Fund's investments market value. These percentages may change over time.

 ANNUAL REPORT 6

RYDEX RUSSELL TOP 50 ETF
MANAGER'S ANALYSIS
--------------------------------------------------------------------------------
For the period ended October 31, 2006, the Rydex Russell Top 50 ETF returned 16.18%. Since inception in May 2005 the Rydex Russell Top 50 ETF has returned 10.85%.

          CUMULATIVE FUND PERFORMANCE: MAY 4, 2005 - OCTOBER 31, 2006

(TOCOME

                                                                              RUSSELL TOP 50 TOTAL        S&P 100 TOTAL RETURN
                                                RYDEX RUSSELL TOP 50 ETF          RETURN INDEX                    INDEX
                                                ------------------------      --------------------        --------------------
5/4/2005                                                  10000                       10000                       10000
                                                           9976                        9976                        9972
                                                           9952                        9953                        9958
                                                          10010                       10010                       10014
                                                           9905                        9905                        9905
                                                           9954                        9954                        9941
                                                           9870                        9870                        9853
                                                           9846                        9846                        9824
                                                           9933                        9934                        9911
                                                           9990                        9991                        9968
                                                          10078                       10079                       10067
                                                          10132                       10133                       10117
                                                          10115                       10117                       10107
                                                          10151                       10152                       10138
                                                          10163                       10165                       10141
                                                          10145                       10146                       10113
                                                          10200                       10202                       10167
                                                          10204                       10206                       10165
                                                          10117                       10118                       10088
                                                          10213                       10215                       10179
                                                          10222                       10224                       10186
                                                          10130                       10132                       10105
                                                          10133                       10135                       10110
                                                          10130                       10132                       10118
                                                          10107                       10109                       10099
                                                          10152                       10155                       10137
                                                          10127                       10129                       10125
                                                          10142                       10144                       10143
                                                          10151                       10153                       10156
                                                          10222                       10176                       10180
                                                          10253                       10207                       10202
                                                          10297                       10251                       10237
                                                          10291                       10246                       10229
                                                          10272                       10226                       10213
                                                          10260                       10214                       10213
                                                          10140                       10095                       10101
                                                          10062                       10017                       10018
                                                          10056                       10012                       10010
                                                          10136                       10091                       10093
                                                          10126                       10081                       10092
                                                          10011                        9966                        9989
                                                          10032                        9987                       10006
                                                          10112                       10067                       10086
                                                          10026                        9982                       10005
                                                          10039                        9995                       10014
                                                          10163                       10118                       10146
                                                          10206                       10161                       10202
                                                          10231                       10186                       10222
                                                          10252                       10208                       10245
                                                          10300                       10255                       10299
                                                          10308                       10264                       10309
                                                          10221                       10176                       10228
                                                          10272                       10228                       10287
                                                          10310                       10266                       10327
                                                          10251                       10207                       10255
                                                          10273                       10228                       10291
                                                          10235                       10191                       10250
                                                          10243                       10199                       10258
                                                          10288                       10244                       10303
                                                          10332                       10288                       10351
7/29/2005                                                 10233                       10189                       10263
                                                          10252                       10207                       10271
                                                          10330                       10286                       10342
                                                          10339                       10295                       10353
                                                          10274                       10230                       10281
                                                          10221                       10177                       10226
                                                          10195                       10151                       10199
                                                          10266                       10222                       10277
                                                          10234                       10190                       10248
                                                          10305                       10261                       10324
                                                          10239                       10195                       10240
                                                          10258                       10214                       10267
                                                          10162                       10118                       10164
                                                          10174                       10129                       10184
                                                          10175                       10131                       10179
                                                          10168                       10124                       10174
                                                          10181                       10137                       10190
                                                          10139                       10096                       10152
                                                          10059                       10016                       10072
                                                          10025                       10036                       10089
                                                          10023                        9980                       10033
                                                          10093                       10050                       10096
                                                          10066                       10023                       10059
                                                          10157                       10114                       10142
                                                          10168                       10125                       10141
                                                          10140                       10097                       10119
                                                          10267                       10225                       10254
                                                          10296                       10254                       10282
                                                          10274                       10231                       10249
                                                          10343                       10301                       10317
                                                          10327                       10285                       10307
                                                          10247                       10205                       10239
                                                          10214                       10172                       10201
                                                          10230                       10188                       10217
                                                          10280                       10288                       10308
                                                          10234                       10241                       10249
                                                          10167                       10175                       10177
                                                          10097                       10105                       10082
                                                          10126                       10133                       10123
                                                          10096                       10104                       10113
                                                          10090                       10098                       10109
                                                          10078                       10085                       10101
                                                          10087                       10095                       10121
                                                          10181                       10190                       10196
                                                          10163                       10171                       10196
                                                          10120                       10128                       10163
                                                          10035                       10042                       10073
                                                           9923                        9930                        9948
                                                           9905                        9912                        9924
                                                           9926                        9933                        9954
                                                           9883                        9890                        9902
                                                           9884                        9891                        9889
                                                           9850                        9857                        9856
                                                           9856                        9863                        9856
                                                           9911                        9918                        9912
                                                           9922                        9929                        9931
                                                           9839                        9845                        9843
                                                           9981                        9987                        9977
                                                           9816                        9822                        9817
                                                           9815                        9822                        9806
                                                           9963                        9970                        9964
                                                           9959                        9967                        9954
                                                           9924                        9932                        9912
                                                           9840                        9847                        9820
                                                           9997                       10005                        9986
10/31/2005                                                10035                       10043                       10027
                                                           9951                        9997                        9985
                                                          10064                       10073                       10072
                                                          10112                       10121                       10118
                                                          10123                       10132                       10129
                                                          10154                       10162                       10153
                                                          10138                       10147                       10130
                                                          10156                       10165                       10153
                                                          10242                       10250                       10233
                                                          10281                       10290                       10266
                                                          10266                       10275                       10262
                                                          10240                       10249                       10229
                                                          10241                       10251                       10233
                                                          10298                       10308                       10309
                                                          10362                       10372                       10374
                                                          10419                       10430                       10419
                                                          10461                       10472                       10468
                                                          10509                       10520                       10507
                                                          10534                       10546                       10530
                                                          10457                       10469                       10456
                                                          10436                       10447                       10453
                                                          10364                       10375                       10381
                                                          10454                       10466                       10483
                                                          10453                       10465                       10472
                                                          10442                       10454                       10453
                                                          10441                       10453                       10455
                                                          10389                       10401                       10406
                                                          10359                       10371                       10372
                                                          10367                       10379                       10385
                                                          10370                       10382                       10392
                                                          10431                       10443                       10451
                                                          10476                       10489                       10505
                                                          10480                       10493                       10499
                                                          10452                       10465                       10467
                                                          10435                       10447                       10432
                                                          10413                       10425                       10415
                                                          10421                       10433                       10429
                                                          10462                       10474                       10476
                                                          10465                       10478                       10480
                                                          10363                       10376                       10382
                                                          10364                       10377                       10388
                                                          10333                       10345                       10363
                                                          10284                       10297                       10312
                                                          10467                       10480                       10480
                                                          10497                       10510                       10509
                                                          10507                       10520                       10510
                                                          10603                       10616                       10591
                                                          10629                       10641                       10622
                                                          10622                       10635                       10611
                                                          10669                       10682                       10653
                                                          10599                       10613                       10578
                                                          10614                       10627                       10585
                                                          10573                       10586                       10534
                                                          10507                       10521                       10491
                                                          10543                       10556                       10549
                                                          10309                       10323                       10350
                                                          10319                       10334                       10369
                                                          10323                       10338                       10369
                                                          10322                       10336                       10369
                                                          10369                       10383                       10433
                                                          10461                       10476                       10519
                                                          10475                       10490                       10535
1/31/2006                                                 10423                       10439                       10482
                                                          10449                       10464                       10518
                                                          10363                       10378                       10424
                                                          10297                       10312                       10372
                                                          10282                       10297                       10378
                                                          10217                       10232                       10309
                                                          10345                       10360                       10430
                                                          10341                       10356                       10428
                                                          10368                       10384                       10460
                                                          10329                       10344                       10429
                                                          10430                       10445                       10529
                                                          10464                       10479                       10570
                                                          10530                       10545                       10632
                                                          10516                       10532                       10618
                                                          10470                       10487                       10580
                                                          10532                       10548                       10633
                                                          10497                       10513                       10590
                                                          10510                       10527                       10602
                                                          10561                       10578                       10647
                                                          10456                       10472                       10550
                                                          10534                       10551                       10635
                                                          10502                       10519                       10612
                                                          10488                       10505                       10611
                                                          10434                       10450                       10555
                                                          10448                       10464                       10552
                                                          10482                       10499                       10584
                                                          10419                       10435                       10536
                                                          10490                       10507                       10620
                                                          10505                       10522                       10635
                                                          10589                       10607                       10724
                                                          10620                       10638                       10761
                                                          10638                       10656                       10779
                                                          10656                       10674                       10793
                                                          10663                       10681                       10792
                                                          10612                       10631                       10746
                                                          10674                       10693                       10817
                                                          10628                       10647                       10776
                                                          10636                       10655                       10781
                                                          10621                       10640                       10769
                                                          10528                       10548                       10681
                                                          10596                       10616                       10748
                                                          10581                       10601                       10737
                                                          10535                       10555                       10691
                                                          10564                       10585                       10721
                                                          10625                       10647                       10785
                                                          10653                       10674                       10819
                                                          10612                       10633                       10785
                                                          10505                       10527                       10672
                                                          10522                       10543                       10690
                                                          10461                       10483                       10616
                                                          10464                       10486                       10623
                                                          10470                       10492                       10632
                                                          10419                       10441                       10595
                                                          10576                       10598                       10772
                                                          10562                       10585                       10775
                                                          10571                       10593                       10794
                                                          10578                       10601                       10789
                                                          10557                       10580                       10771
                                                          10530                       10552                       10737
                                                          10570                       10592                       10783
                                                          10660                       10682                       10845
4/28/2006                                                 10666                       10689                       10839
                                                          10609                       10633                       10795
                                                          10650                       10674                       10861
                                                          10595                       10619                       10811
                                                          10630                       10653                       10853
                                                          10734                       10758                       10970
                                                          10712                       10736                       10967
                                                          10719                       10743                       10984
                                                          10695                       10719                       10950
                                                          10571                       10595                       10818
                                                          10487                       10511                       10709
                                                          10554                       10578                       10753
                                                          10555                       10579                       10746
                                                          10392                       10415                       10560
                                                          10329                       10352                       10501
                                                          10350                       10373                       10530
                                                          10336                       10360                       10508
                                                          10303                       10326                       10472
                                                          10341                       10365                       10505
                                                          10444                       10468                       10608
                                                          10496                       10521                       10668
                                                          10332                       10355                       10500
                                                          10392                       10417                       10572
                                                          10510                       10535                       10682
                                                          10536                       10561                       10704
                                                          10369                       10393                       10524
                                                          10377                       10401                       10522
                                                          10328                       10352                       10459
                                                          10352                       10376                       10477
                                                          10289                       10313                       10419
                                                          10202                       10225                       10313
                                                          10109                       10132                       10199
                                                          10157                       10180                       10258
                                                          10317                       10341                       10444
                                                          10289                       10314                       10419
                                                          10221                       10245                       10342
                                                          10232                       10256                       10345
                                                          10307                       10332                       10436
                                                          10258                       10282                       10383
                                                          10221                       10245                       10359
                                                          10275                       10299                       10410
                                                          10205                       10230                       10329
                                                          10279                       10304                       10385
                                                          10472                       10497                       10590
                                                          10408                       10434                       10542
                                                          10507                       10534                       10639
                                                          10462                       10488                       10587
                                                          10525                       10552                       10634
                                                          10468                       10495                       10569
                                                          10478                       10505                       10587
                                                          10510                       10537                       10625
                                                          10387                       10414                       10504
                                                          10269                       10295                       10379
                                                          10217                       10242                       10329
                                                          10210                       10236                       10316
                                                          10258                       10285                       10348
                                                          10449                       10476                       10543
                                                          10379                       10406                       10470
                                                          10344                       10370                       10425
                                                          10512                       10540                       10592
                                                          10564                       10592                       10641
                                                          10585                       10613                       10644
                                                          10583                       10611                       10627
                                                          10707                       10736                       10748
7/31/2006                                                 10677                       10706                       10722
                                                          10641                       10670                       10678
                                                          10699                       10728                       10739
                                                          10699                       10728                       10745
                                                          10710                       10739                       10736
                                                          10681                       10711                       10714
                                                          10665                       10694                       10684
                                                          10649                       10678                       10658
                                                          10679                       10708                       10708
                                                          10659                       10688                       10683
                                                          10674                       10703                       10704
                                                          10792                       10822                       10828
                                                          10852                       10882                       10900
                                                          10870                       10901                       10917
                                                          10934                       10965                       10979
                                                          10913                       10944                       10950
                                                          10920                       10951                       10956
                                                          10895                       10926                       10924
                                                          10939                       10971                       10947
                                                          10932                       10963                       10943
                                                          10988                       11020                       10993
                                                          10997                       11029                       11012
                                                          11003                       11035                       11013
                                                          10978                       11010                       10999
                                                          11041                       11074                       11064
                                                          11044                       11077                       11073
                                                          10957                       10990                       10985
                                                          10907                       10939                       10936
                                                          10932                       10965                       10972
                                                          10942                       10974                       10978
                                                          11038                       11071                       11078
                                                          11070                       11103                       11117
                                                          11075                       11108                       11111
                                                          11094                       11128                       11133
                                                          11107                       11142                       11154
                                                          11103                       11137                       11142
                                                          11174                       11209                       11212
                                                          11130                       11165                       11160
                                                          11110                       11145                       11144
                                                          11195                       11230                       11239
                                                          11280                       11316                       11335
                                                          11279                       11315                       11347
                                                          11291                       11327                       11369
                                                          11271                       11307                       11341
                                                          11244                       11280                       11327
                                                          11291                       11328                       11367
                                                          11424                       11461                       11493
                                                          11425                       11461                       11498
                                                          11418                       11454                       11478
                                                          11418                       11455                       11476
                                                          11439                       11476                       11500
                                                          11414                       11451                       11470
                                                          11511                       11548                       11568
                                                          11527                       11565                       11589
                                                          11522                       11560                       11607
                                                          11497                       11535                       11574
                                                          11535                       11573                       11602
                                                          11550                       11588                       11601
                                                          11618                       11656                       11633
                                                          11689                       11728                       11705
                                                          11668                       11707                       11703
                                                          11717                       11757                       11753
                                                          11764                       11805                       11805
                                                          11679                       11719                       11717
                                                          11663                       11703                       11711
10/31/2006                                                11662                       11702                       11717

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2006
-----------------------------------------------------------------------------
                                                              SINCE INCEPTION
                                                   ONE YEAR        (05/04/05)
                                                   --------   ---------------
RYDEX RUSSELL TOP 50 ETF........................     16.18%            10.85%
RUSSELL TOP 50 TOTAL RETURN INDEX...............     16.52%            11.10%
S&P 100 TOTAL RETURN INDEX......................     16.85%            11.19%

The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results. The Russell Top 50 Total Return Index and the S&P 100 Total Return Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expense to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

                                                                 ANNUAL REPORT 7

--------------------------------------------------------------------------------

Rydex Russell Top 50 ETF
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
------------------------------------------------------------------------------
                       DESCRIPTION                            % OF NET ASSETS
------------------------------------------------------------------------------
EXXON MOBIL CORP.                                                  7.20%
GENERAL ELECTRIC CO.                                               6.08%
MICROSOFT CORP.                                                    4.24%
CITIGROUP, INC.                                                    4.15%
BANK OF AMERICA CORP.                                              4.09%
PROCTER & GAMBLE CO.                                               3.46%
JOHNSON & JOHNSON                                                  3.32%
PFIZER, INC.                                                       3.25%
ALTRIA GROUP, INC.                                                 2.83%
JPMORGAN CHASE & CO.                                               2.75%
------------------------------------------------------------------------------

SECTOR ALLOCATIONS*

(PIE CHART)

Financials                                                                       22.13
Information Technology                                                           17.81
Health Care                                                                      14.80
Consumer Staples                                                                 11.65
Energy                                                                           11.34
Industrials                                                                      10.06
Telecommunication Services                                                        6.28
Consumer Discretionary                                                            5.93

* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocation is expressed as a percentage of the Fund's investments market value. These percentages may change over time.

 ANNUAL REPORT 8

RYDEX S&P 500 PURE VALUE ETF
MANAGER'S ANALYSIS
--------------------------------------------------------------------------------
Since inception in March 2006, the Rydex S&P 500 Pure Value ETF has returned 10.27% as large cap value began to outperform. Its benchmark, S&P 500/Citigroup Pure Value Total Return Index, outperformed its counterpart index, the S&P 500 Value Total Return Index by .24% returning 10.53%.

         CUMULATIVE FUND PERFORMANCE: MARCH 1, 2006 - OCTOBER 31, 2006

(TOCOME)

                                               RYDEX S&P 500 PURE VALUE     S&P 500/CITIGROUP PURE     S&P 500 VALUE TOTAL RETURN
                                                          ETF              VALUE TOTAL RETURN INDEX              INDEX
                                               ------------------------    ------------------------    --------------------------
3/1/2006                                                 10000                       10000                       10000
                                                          9956                        9956                        9985
                                                          9937                        9937                        9965
                                                          9870                        9870                        9897
                                                          9836                        9837                        9877
                                                          9852                        9852                        9887
                                                          9821                        9822                        9847
3/10/2006                                                 9921                        9922                        9928
                                                          9949                        9950                        9956
                                                         10066                       10068                       10070
                                                         10121                       10123                       10123
                                                         10173                       10175                       10149
                                                         10194                       10196                       10160
                                                         10152                       10154                       10133
                                                         10099                       10101                       10064
                                                         10162                       10164                       10137
                                                         10149                       10151                       10111
3/24/2006                                                10166                       10169                       10127
                                                         10168                       10171                       10128
                                                         10107                       10109                       10057
                                                         10184                       10184                       10142
                                                         10110                       10110                       10111
                                                         10070                       10070                       10076
                                                         10108                       10109                       10113
                                                         10181                       10183                       10190
                                                         10241                       10243                       10248
                                                         10207                       10208                       10231
4/7/2006                                                 10099                       10101                       10125
                                                         10088                       10089                       10131
                                                         10006                       10008                       10054
                                                         10050                       10052                       10076
                                                         10049                       10051                       10082
                                                         10041                       10043                       10066
                                                         10241                       10244                       10263
                                                         10277                       10280                       10280
                                                         10309                       10312                       10298
4/21/2006                                                10308                       10311                       10305
                                                         10289                       10293                       10282
                                                         10228                       10232                       10222
                                                         10307                       10311                       10259
                                                         10344                       10348                       10308
                                                         10378                       10382                       10357
                                                         10350                       10355                       10313
                                                         10437                       10442                       10398
                                                         10399                       10403                       10373
                                                         10430                       10435                       10415
5/5/2006                                                 10542                       10547                       10534
                                                         10565                       10571                       10522
                                                         10568                       10574                       10537
                                                         10605                       10611                       10535
                                                         10463                       10468                       10403
                                                         10322                       10328                       10272
                                                         10323                       10329                       10279
                                                         10278                       10283                       10266
                                                         10094                       10098                       10077
                                                         10032                       10035                       10001
5/19/2006                                                10105                       10107                       10055
                                                         10076                       10078                       10014
                                                         10020                       10023                        9971
                                                         10019                       10021                        9966
                                                         10169                       10172                       10082
                                                         10265                       10268                       10160
                                                         10091                       10094                       10002
                                                         10215                       10218                       10104
                                                         10360                       10363                       10238
6/2/2006                                                 10366                       10369                       10269
                                                         10182                       10186                       10083
                                                         10148                       10151                       10061
                                                         10089                       10093                        9998
                                                         10113                       10117                       10005
                                                         10101                       10106                        9966
                                                          9980                        9984                        9838
                                                          9852                        9854                        9711
                                                          9877                        9879                        9742
                                                         10120                       10125                        9975
6/16/2006                                                10070                       10075                        9937
                                                          9978                        9982                        9845
                                                          9978                        9982                        9851
                                                         10075                       10080                        9948
                                                         10054                       10060                        9906
                                                         10063                       10069                        9895
                                                         10128                       10135                        9957
                                                         10024                       10029                        9866
                                                         10082                       10088                        9929
                                                         10284                       10293                       10148
6/30/2006                                                10314                       10323                       10138
                                                         10366                       10377                       10227
                                                         10272                       10281                       10158
                                                         10284                       10293                       10180
                                                         10146                       10256                       10118
                                                         10293                       10303                       10136
                                                         10317                       10328                       10186
                                                         10218                       10227                       10080
                                                         10056                       10063                        9929
7/14/2006                                                 9998                       10006                        9882
                                                          9975                        9984                        9861
                                                          9989                        9997                        9885
                                                         10152                       10162                       10090
                                                         10063                       10072                       10002
                                                          9993                       10002                        9923
                                                         10147                       10157                       10084
                                                         10239                       10250                       10155
                                                         10245                       10256                       10157
                                                         10157                       10167                       10122
7/28/2006                                                10268                       10279                       10249
                                                         10262                       10273                       10240
                                                         10193                       10204                       10198
                                                         10254                       10265                       10261
                                                         10312                       10323                       10285
                                                         10297                       10309                       10277
                                                         10268                       10279                       10240
                                                         10236                       10247                       10197
                                                         10165                       10176                       10130
                                                         10202                       10214                       10175
8/11/2006                                                10161                       10173                       10135
                                                         10189                       10201                       10140
                                                         10328                       10341                       10288
                                                         10415                       10429                       10364
                                                         10416                       10430                       10375
                                                         10429                       10443                       10403
                                                         10374                       10388                       10368
                                                         10394                       10408                       10378
                                                         10331                       10344                       10335
                                                         10325                       10339                       10347
8/25/2006                                                10320                       10334                       10334
                                                         10384                       10399                       10384
                                                         10413                       10428                       10394
                                                         10393                       10408                       10388
                                                         10435                       10450                       10396
                                                         10484                       10500                       10453
                                                         10503                       10519                       10477
                                                         10423                       10438                       10381
                                                         10382                       10397                       10328
9/8/2006                                                 10441                       10458                       10365
                                                         10425                       10442                       10351
                                                         10547                       10564                       10450
                                                         10603                       10620                       10510
                                                         10564                       10581                       10495
                                                         10548                       10566                       10510
                                                         10536                       10554                       10524
                                                         10516                       10534                       10510
                                                         10568                       10586                       10562
                                                         10481                       10499                       10506
9/22/2006                                                10453                       10472                       10494
                                                         10561                       10579                       10593
                                                         10642                       10660                       10675
                                                         10656                       10675                       10669
                                                         10672                       10691                       10691
                                                         10621                       10640                       10673
                                                         10626                       10645                       10652
                                                         10654                       10673                       10683
                                                         10762                       10781                       10795
                                                         10761                       10781                       10819
10/6/2006                                                10694                       10714                       10786
                                                         10733                       10752                       10805
                                                         10785                       10805                       10833
                                                         10803                       10823                       10814
                                                         10910                       10930                       10919
                                                         10951                       10971                       10956
                                                         10995                       11015                       10977
                                                         10955                       10976                       10937
                                                         10967                       10988                       10940
                                                         10966                       10987                       10946
10/20/2006                                               10958                       10979                       10944
                                                         11032                       11053                       11012
                                                         11072                       11093                       11029
                                                         11085                       11106                       11062
                                                         11135                       11157                       11118
                                                         11043                       11064                       11030
                                                         11070                       11092                       11033
10/31/2006                                               11032                       11053                       11029

TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2006
-----------------------------------------------------------------------------
                                                              SINCE INCEPTION
                                                                 (03/01/2006)
                                                              ---------------
RYDEX S&P 500 PURE VALUE ETF...............................            10.27%
S&P 500/CITIGROUP PURE VALUE TOTAL RETURN INDEX............            10.53%
S&P 500 VALUE TOTAL RETURN INDEX...........................            10.29%

The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results. The S&P 500 Pure Value Total Return Index and the S&P 500 Value Total Return Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expense to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

                                                                 ANNUAL REPORT 9

--------------------------------------------------------------------------------

Rydex S&P 500 Pure Value ETF
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
------------------------------------------------------------------------------
                       DESCRIPTION                            % OF NET ASSETS
------------------------------------------------------------------------------
DILLARD'S, INC. -- CLASS A                                         1.84%
RYDER SYSTEM, INC.                                                 1.81%
GENERAL MOTORS CORP.                                               1.71%
UNITED STATES STEEL CORP.                                          1.71%
OFFICEMAX, INC.                                                    1.61%
BIG LOTS, INC.                                                     1.47%
ALLIED WASTE INDUSTRIES, INC.                                      1.37%
FORD MOTOR CO.                                                     1.33%
CONOCOPHILLIPS                                                     1.18%
SUPERVALU, INC.                                                    1.16%
------------------------------------------------------------------------------

SECTOR ALLOCATIONS*

(PIE CHART)

Financials                                                                       20.65
Utilities                                                                        18.40
Consumer Discretionary                                                           16.68
Industrials                                                                      10.14
Materials                                                                        10.10
Consumer Staples                                                                  8.63
Telecommunication Services                                                        6.25
Information Technology                                                            4.91
Energy                                                                            3.13
Health Care                                                                       1.11

* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocation is expressed as a percentage of the Fund's investments market value. These percentages may change over time.

 ANNUAL REPORT 10

RYDEX S&P 500 PURE GROWTH ETF
MANAGER'S ANALYSIS
--------------------------------------------------------------------------------
Since inception in March 2006, the Rydex S&P 500 Pure Growth ETF has returned 2.77% as large caps outperformed small caps and value outperformed growth. For the same time period, the S&P 500 Growth Total Return Index returned 5.67%.

              CUMULATIVE RETURNS: MARCH 1, 2006 - OCTOBER 31, 2006

(TOCOME)

                                                   RYDEX S&P 500 PURE        S&P 500/CITIGROUP PURE       S&P 500 GROWTH TOTAL
                                                       GROWTH ETF           GROWTH TOTAL RETURN INDEX         RETURN INDEX
                                                   ------------------       -------------------------     --------------------
3/1/2006                                                  10000                       10000                       10000
                                                           9992                        9992                        9983
                                                           9966                        9966                        9974
                                                           9888                        9889                        9903
                                                           9850                        9850                        9887
                                                           9876                        9877                        9923
                                                           9825                        9826                        9866
3/10/2006                                                  9883                        9884                        9931
                                                           9902                        9903                        9948
                                                          10018                       10019                       10042
                                                          10053                       10055                       10076
                                                          10073                       10074                       10086
                                                          10085                       10087                       10105
                                                          10058                       10060                       10099
                                                           9999                       10001                       10045
                                                          10037                       10038                       10095
                                                          10035                       10037                       10068
3/24/2006                                                 10059                       10061                       10072
                                                          10045                       10048                       10050
                                                          10028                       10031                        9992
                                                          10119                       10121                       10061
                                                          10104                       10107                       10052
                                                          10059                       10062                       10002
                                                          10046                       10049                       10012
                                                          10111                       10114                       10064
                                                          10131                       10134                       10095
                                                          10128                       10131                       10078
4/7/2006                                                  10038                       10042                        9974
                                                          10037                       10040                        9985
                                                           9945                        9949                        9910
                                                           9955                        9959                        9913
                                                           9957                        9961                        9922
                                                           9944                        9948                        9880
                                                          10072                       10077                       10030
                                                          10108                       10112                       10050
                                                          10144                       10149                       10056
4/21/2006                                                 10096                       10100                       10047
                                                          10079                       10083                       10022
                                                          10012                       10017                        9982
                                                          10019                       10023                       10004
                                                           9980                        9984                       10028
                                                           9973                        9977                        9994
                                                           9925                        9929                        9954
                                                           9947                        9952                        9994
                                                           9909                        9913                        9940
                                                           9925                        9929                        9967
5/5/2006                                                  10022                       10027                       10059
                                                          10025                       10030                       10056
                                                           9997                       10002                       10048
                                                           9989                        9994                       10025
                                                           9849                        9854                        9897
                                                           9728                        9733                        9799
                                                           9746                        9752                        9846
                                                           9724                        9729                        9821
                                                           9593                        9598                        9677
                                                           9538                        9543                        9621
5/19/2006                                                  9574                        9579                        9649
                                                           9525                        9530                        9613
                                                           9470                        9475                        9571
                                                           9488                        9493                        9607
                                                           9589                        9595                        9715
                                                           9629                        9635                        9754
                                                           9486                        9492                        9598
                                                           9566                        9572                        9663
                                                           9681                        9688                        9773
6/2/2006                                                   9659                        9666                        9781
                                                           9481                        9487                        9611
                                                           9451                        9458                        9611
                                                           9430                        9437                        9558
                                                           9437                        9444                        9580
                                                           9403                        9410                        9531
                                                           9265                        9273                        9412
                                                           9195                        9203                        9346
                                                           9257                        9265                        9413
                                                           9468                        9475                        9589
6/16/2006                                                  9432                        9440                        9554
                                                           9322                        9330                        9469
                                                           9297                        9305                        9463
                                                           9413                        9421                        9555
                                                           9359                        9368                        9499
                                                           9375                        9383                        9492
                                                           9388                        9397                        9526
                                                           9287                        9297                        9439
                                                           9328                        9338                        9486
                                                           9544                        9554                        9687
6/30/2006                                                  9552                        9563                        9656
                                                           9584                        9595                        9725
                                                           9482                        9493                        9652
                                                           9495                        9506                        9685
                                                           9423                        9434                        9612
                                                           9414                        9425                        9623
                                                           9452                        9463                        9656
                                                           9337                        9348                        9547
                                                           9230                        9241                        9443
7/14/2006                                                  9160                        9171                        9396
                                                           9163                        9173                        9390
                                                           9143                        9154                        9404
                                                           9312                        9324                        9559
                                                           9198                        9209                        9480
                                                           9100                        9111                        9422
                                                           9287                        9299                        9583
                                                           9377                        9389                        9636
                                                           9344                        9356                        9627
                                                           9280                        9292                        9584
7/28/2006                                                  9407                        9420                        9697
                                                           9406                        9419                        9677
                                                           9360                        9372                        9630
                                                           9437                        9450                        9689
                                                           9481                        9494                        9698
                                                           9471                        9484                        9692
                                                           9436                        9450                        9673
                                                           9416                        9430                        9651
                                                           9342                        9355                        9637
                                                           9397                        9410                        9687
8/11/2006                                                  9340                        9356                        9650
                                                           9330                        9345                        9669
                                                           9488                        9505                        9794
                                                           9603                        9620                        9876
                                                           9643                        9660                        9899
                                                           9659                        9676                        9946
                                                           9589                        9607                        9906
                                                           9606                        9624                        9916
                                                           9548                        9565                        9870
                                                           9566                        9583                        9907
8/25/2006                                                  9557                        9574                        9906
                                                           9623                        9642                        9961
                                                           9672                        9690                        9992
                                                           9699                        9717                       10007
                                                           9701                        9720                        9993
                                                           9752                        9772                       10049
                                                           9781                        9801                       10061
                                                           9660                        9679                        9957
                                                           9614                        9633                        9913
9/8/2006                                                   9671                        9691                        9953
                                                           9702                        9721                        9977
                                                           9869                        9890                       10090
                                                           9908                        9929                       10115
                                                           9885                        9906                       10102
                                                           9950                        9972                       10143
                                                           9941                        9962                       10150
                                                           9902                        9924                       10119
                                                           9960                        9982                       10175
                                                           9893                        9914                       10124
9/22/2006                                                  9840                        9862                       10086
                                                           9940                        9963                       10168
                                                           9993                       10015                       10242
                                                           9984                       10006                       10257
                                                           9995                       10018                       10274
                                                           9964                        9987                       10242
                                                           9909                        9932                       10192
                                                           9895                        9919                       10205
                                                          10084                       10107                       10350
                                                          10136                       10160                       10378
10/6/2006                                                 10094                       10119                       10354
                                                          10133                       10157                       10352
                                                          10140                       10164                       10369
                                                          10093                       10118                       10335
                                                          10203                       10228                       10433
                                                          10192                       10217                       10440
                                                          10233                       10259                       10473
                                                          10175                       10200                       10434
                                                          10173                       10198                       10462
                                                          10172                       10197                       10473
10/20/2006                                                10159                       10185                       10501
                                                          10220                       10246                       10566
                                                          10262                       10288                       10554
                                                          10280                       10306                       10598
                                                          10349                       10375                       10649
                                                          10244                       10271                       10556
                                                          10264                       10291                       10563
10/31/2006                                                10278                       10304                       10567

TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2006
-----------------------------------------------------------------------------
                                                              SINCE INCEPTION
                                                                 (03/01/2006)
                                                              ---------------
RYDEX S&P 500 PURE GROWTH ETF..............................             2.77%
S&P 500/CITIGROUP PURE GROWTH TOTAL RETURN.................             3.04%
S&P 500 GROWTH TOTAL RETURN................................             5.67%

The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results. The S&P 500 Pure Growth Total Return Index and the S&P 500 Growth Total Return Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expense to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

                                                                ANNUAL REPORT 11

--------------------------------------------------------------------------------

Rydex S&P 500 Pure Growth ETF
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
------------------------------------------------------------------------------
                        DESCRIPTION                           % OF NET ASSETS
------------------------------------------------------------------------------
NVIDIA CORP.                                                       2.58%
INTERNATIONAL GAME TECHNOLOGY, INC.                                2.12%
GOOGLE, INC.                                                       1.89%
XTO ENERGY, INC.                                                   1.75%
FISHER SCIENTIFIC INTERNATIONAL, INC.                              1.49%
AUTOZONE, INC.                                                     1.47%
FOREST LABORATORIES, INC.                                          1.43%
COACH, INC.                                                        1.39%
CHICAGO MERCANTILE EXCHANGE HOLDINGS, INC.                         1.39%
TJX COS., INC.                                                     1.35%
------------------------------------------------------------------------------

SECTOR ALLOCATIONS*

(PIE CHART)

Consumer Discretionary                                                           27.51
Health Care                                                                      24.26
Information Technology                                                           17.62
Financials                                                                        9.64
Consumer Staples                                                                  8.56
Energy                                                                            7.61
Industrials                                                                       2.69
Materials                                                                         2.11

* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocation is expressed as a percentage of the Fund's investments market value. These percentages may change over time.

 ANNUAL REPORT 12

RYDEX S&P MIDCAP 400 PURE VALUE ETF
MANAGER'S ANALYSIS
--------------------------------------------------------------------------------
Since inception in March 2006, the Rydex S&P MidCap 400 Pure Value ETF returned 6.48%, outperforming the S&P MidCap 400 Value Total Return Index by 3.37%.

              CUMULATIVE RETURN: MARCH 1, 2006 - OCTOBER 31, 2006

[LINE GRAPH]

                                                                            S&P MIDCAP 400/CITIGROUP
                                                  RYDEX S&P MIDCAP 400       PURE VALUE TOTAL RETURN      S&P MIDCAP 400 VALUE
                                                     PURE VALUE ETF                   INDEX                TOTAL RETURN INDEX
                                                  --------------------      ------------------------      --------------------
3/1/2006                                                  10000                       10000                       10000
                                                           9903                        9903                        9971
                                                           9863                        9864                        9944
                                                           9780                        9781                        9866
                                                           9701                        9703                        9762
                                                           9709                        9710                        9775
                                                           9715                        9716                        9750
3/10/2006                                                  9795                        9797                        9820
                                                           9813                        9814                        9847
                                                           9897                        9899                        9946
                                                           9964                        9966                       10028
                                                           9951                        9954                       10037
                                                           9970                        9973                       10064
                                                           9953                        9956                       10027
                                                           9864                        9866                        9940
                                                           9952                        9955                       10017
                                                           9911                        9913                       10014
3/24/2006                                                  9958                        9961                       10057
                                                           9977                        9980                       10056
                                                           9903                        9907                       10016
                                                          10033                       10037                       10130
                                                          10006                       10010                       10119
                                                           9999                       10003                       10127
                                                          10030                       10034                       10137
                                                          10060                       10064                       10165
                                                          10119                       10123                       10235
                                                          10096                       10100                       10238
4/7/2006                                                   9985                        9989                       10136
                                                           9942                        9947                       10100
                                                           9824                        9829                        9992
                                                           9879                        9884                       10033
                                                           9862                        9866                       10030
                                                           9851                        9856                       10029
                                                          10079                       10085                       10263
                                                          10146                       10152                       10358
                                                          10208                       10214                       10362
4/21/2006                                                 10200                       10207                       10362
                                                          10164                       10171                       10334
                                                          10182                       10189                       10312
                                                          10187                       10194                       10296
                                                          10184                       10191                       10315
                                                          10180                       10187                       10339
                                                          10149                       10157                       10324
                                                          10198                       10206                       10371
                                                          10223                       10231                       10365
                                                          10310                       10318                       10437
5/5/2006                                                  10406                       10415                       10531
                                                          10423                       10432                       10548
                                                          10403                       10412                       10530
                                                          10365                       10374                       10508
                                                          10205                       10213                       10361
                                                          10003                       10011                       10186
                                                          10012                       10020                       10138
                                                           9977                        9985                       10104
                                                           9798                        9804                        9928
                                                           9741                        9747                        9833
5/19/2006                                                  9791                        9797                        9860
                                                           9779                        9785                        9789
                                                           9685                        9691                        9738
                                                           9748                        9755                        9745
                                                           9882                        9890                        9879
                                                           9942                        9950                        9944
                                                           9751                        9758                        9785
                                                           9886                        9894                        9926
                                                          10052                       10062                       10077
6/2/2006                                                  10071                       10081                       10114
                                                           9855                        9863                        9880
                                                           9861                        9869                        9828
                                                           9793                        9801                        9744
                                                           9759                        9768                        9700
                                                           9774                        9783                        9687
                                                           9610                        9618                        9491
                                                           9474                        9482                        9342
                                                           9501                        9510                        9367
                                                           9769                        9778                        9660
6/16/2006                                                  9714                        9724                        9609
                                                           9591                        9600                        9466
                                                           9592                        9602                        9440
                                                           9739                        9749                        9600
                                                           9665                        9674                        9539
                                                           9720                        9730                        9585
                                                           9801                        9812                        9654
                                                           9694                        9704                        9560
                                                           9731                        9742                        9587
                                                          10008                       10019                        9863
6/30/2006                                                 10068                       10080                        9922
                                                          10122                       10134                        9990
                                                          10023                       10035                        9853
                                                          10025                       10037                        9876
                                                           9982                        9994                        9800
                                                          10016                       10028                        9808
                                                          10089                       10102                        9852
                                                           9967                        9979                        9736
                                                           9787                        9798                        9566
7/14/2006                                                  9726                        9737                        9500
                                                           9695                        9707                        9439
                                                           9724                        9736                        9450
                                                           9749                        9916                        9667
                                                           9749                        9761                        9465
                                                           9665                        9677                        9335
                                                           9852                        9865                        9517
                                                           9914                        9928                        9618
                                                           9895                        9909                        9619
                                                           9802                        9815                        9539
7/28/2006                                                  9935                        9949                        9692
                                                           9912                        9926                        9701
                                                           9860                        9874                        9643
                                                           9905                        9919                        9691
                                                           9970                        9984                        9749
                                                           9948                        9963                        9732
                                                           9901                        9916                        9664
                                                           9855                        9870                        9594
                                                           9747                        9760                        9529
                                                           9784                        9798                        9571
8/11/2006                                                  9695                        9709                        9497
                                                           9749                        9763                        9512
                                                           9897                        9912                        9679
                                                          10010                       10026                        9802
                                                          10008                       10024                        9796
                                                          10017                       10034                        9814
                                                           9925                        9941                        9735
                                                           9948                        9964                        9753
                                                           9849                        9864                        9658
                                                           9837                        9852                        9646
8/25/2006                                                  9814                        9830                        9636
                                                           9914                        9930                        9710
                                                          10000                       10017                        9766
                                                          10025                       10042                        9796
                                                          10089                       10107                        9845
                                                          10110                       10129                        9877
                                                          10153                       10171                        9924
                                                          10015                       10033                        9760
                                                           9967                        9984                        9696
9/8/2006                                                   9996                       10015                        9710
                                                          10014                       10032                        9688
                                                          10171                       10191                        9832
                                                          10225                       10245                        9916
                                                          10178                       10198                        9861
                                                          10166                       10186                        9855
                                                          10119                       10140                        9839
                                                          10093                       10114                        9806
                                                          10193                       10214                        9875
                                                          10081                       10101                        9792
9/22/2006                                                 10021                       10042                        9727
                                                          10117                       10138                        9814
                                                          10186                       10207                        9881
                                                          10206                       10227                        9911
                                                          10193                       10214                        9917
                                                          10124                       10145                        9866
                                                          10127                       10148                        9834
                                                          10136                       10158                        9816
                                                          10290                       10311                        9951
                                                          10368                       10389                       10061
10/6/2006                                                 10305                       10326                       10005
                                                          10351                       10372                       10070
                                                          10382                       10403                       10100
                                                          10384                       10405                       10091
                                                          10523                       10543                       10227
                                                          10565                       10586                       10275
                                                          10633                       10654                       10343
                                                          10584                       10605                       10276
                                                          10582                       10603                       10263
                                                          10638                       10659                       10308
10/20/2006                                                10598                       10620                       10236
                                                          10641                       10662                       10282
                                                          10637                       10659                       10312
                                                          10690                       10712                       10371
                                                          10778                       10800                       10440
                                                          10647                       10669                       10322
                                                          10680                       10702                       10351
10/31/2006                                                10652                       10674                       10311

TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2006
-----------------------------------------------------------------------------
                                                              SINCE INCEPTION
                                                                 (03/01/2006)
                                                              ---------------
RYDEX S&P MIDCAP 400 PURE VALUE ETF........................             6.48%
S&P MIDCAP 400/CITIGROUP PURE VALUE TOTAL RETURN...........             6.74%
S&P MIDCAP 400 VALUE TOTAL RETURN..........................             3.11%

The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results. The S&P MidCap 400 Pure Value Total Return Index and the S&P MidCap 400 Value Total Return Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expense to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

                                                                ANNUAL REPORT 13

--------------------------------------------------------------------------------

Rydex S&P Midcap 400 Pure Value ETF
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
------------------------------------------------------------------------------
                       DESCRIPTION                            % OF NET ASSETS
------------------------------------------------------------------------------
ATMEL CORP.                                                        3.14%
NORTHEAST UTILITIES                                                2.49%
NSTAR                                                              2.16%
PEPCO HOLDINGS, INC.                                               1.90%
AMERICAN FINANCIAL GROUP, INC.                                     1.82%
SEQUA CORP.                                                        1.79%
LEAR CORP.                                                         1.74%
ALASKA AIR GROUP, INC.                                             1.71%
ARVINMERITOR, INC.                                                 1.65%
OGE ENERGY CORP.                                                   1.61%
------------------------------------------------------------------------------

SECTOR ALLOCATIONS*

(PIE CHART)

Utilities                                                                        26.71
Financials                                                                       17.05
Industrials                                                                      14.87
Consumer Discretionary                                                           13.88
Materials                                                                        12.18
Information Technology                                                            8.44
Consumer Staples                                                                  4.42
Telecommunication Services                                                        1.56
Health Care                                                                       0.59
Energy                                                                            0.30

* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocation is expressed as a percentage of the Fund's investments market value. These percentages may change over time.

 ANNUAL REPORT 14

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
MANAGER'S ANALYSIS
--------------------------------------------------------------------------------
For the period ending October 31, 2006 the Rydex S&P MidCap 400 Pure Growth ETF returned a -4.76% as value outperformed growth. For the same time period, the S&P MidCap 400 Growth Total Return Index returned -1.78%.

              CUMULATIVE RETURNS: MARCH 1, 2006 - OCTOBER 31, 2006

(TOCOME)

                                                                            S&P MIDCAP 400/CITIGROUP
                                                  RYDEX S&P MIDCAP 400      PURE GROWTH TOTAL RETURN      S&P MIDCAP 400 GROWTH
                                                     PURE GROWTH ETF                  INDEX                TOTAL RETURN INDEX
                                                  --------------------      ------------------------      ---------------------
3/1/2006                                                  10000                       10000                       10000
                                                           9918                        9918                        9957
                                                           9883                        9884                        9922
                                                           9802                        9802                        9808
                                                           9678                        9679                        9683
                                                           9684                        9685                        9689
                                                           9618                        9619                        9622
3/10/2006                                                  9690                        9691                        9677
                                                           9736                        9737                        9739
                                                           9835                        9836                        9849
                                                           9871                        9872                        9904
                                                           9850                        9851                        9905
                                                           9883                        9885                        9932
                                                           9874                        9876                        9903
                                                           9804                        9806                        9820
                                                           9886                        9888                        9898
                                                           9905                        9907                        9926
3/24/2006                                                  9933                        9936                        9986
                                                           9907                        9910                        9979
                                                           9898                        9901                        9957
                                                          10023                       10025                       10053
                                                          10029                       10032                       10071
                                                          10045                       10048                       10069
                                                           9982                        9986                       10033
                                                          10037                       10040                       10071
                                                          10123                       10126                       10152
                                                          10134                       10137                       10161
4/7/2006                                                  10042                       10046                       10062
                                                           9990                        9994                       10027
                                                           9890                        9894                        9938
                                                           9894                        9898                        9956
                                                           9904                        9908                        9976
                                                           9888                        9893                        9970
                                                          10098                       10102                       10182
                                                          10180                       10185                       10287
                                                          10178                       10183                       10291
4/21/2006                                                 10086                       10092                       10255
                                                          10020                       10026                       10204
                                                           9990                        9996                       10149
                                                           9961                        9967                       10090
                                                           9918                        9924                       10078
                                                           9962                        9968                       10135
                                                           9898                        9904                       10110
                                                           9930                        9936                       10163
                                                           9924                        9930                       10143
                                                           9913                        9919                       10188
5/5/2006                                                  10010                       10017                       10304
                                                          10008                       10015                       10321
                                                           9974                        9981                       10293
                                                           9943                        9950                       10277
                                                           9811                        9818                       10156
                                                           9647                        9654                        9970
                                                           9594                        9602                        9887
                                                           9584                        9591                        9874
                                                           9430                        9437                        9697
                                                           9381                        9388                        9609
5/19/2006                                                  9430                        9437                        9623
                                                           9336                        9344                        9542
                                                           9272                        9279                        9498
                                                           9244                        9252                        9460
                                                           9335                        9343                        9558
                                                           9399                        9408                        9622
                                                           9228                        9236                        9470
                                                           9362                        9371                        9620
                                                           9507                        9516                        9766
6/2/2006                                                   9520                        9529                        9803
                                                           9272                        9280                        9550
                                                           9251                        9259                        9494
                                                           9202                        9210                        9420
                                                           9176                        9183                        9373
                                                           9143                        9150                        9349
                                                           8912                        8915                        9115
                                                           8765                        8767                        8960
                                                           8833                        8835                        9032
                                                           9125                        9132                        9331
6/16/2006                                                  9077                        9083                        9306
                                                           8943                        8948                        9143
                                                           8906                        8910                        9097
                                                           9072                        9079                        9276
                                                           9015                        9021                        9228
                                                           9169                        9177                        9359
                                                           9194                        9203                        9392
                                                           9091                        9098                        9309
                                                           9068                        9075                        9306
                                                           9336                        9347                        9588
6/30/2006                                                  9379                        9391                        9629
                                                           9428                        9440                        9705
                                                           9277                        9288                        9537
                                                           9300                        9311                        9566
                                                           9208                        9218                        9459
                                                           9152                        9161                        9414
                                                           9186                        9196                        9443
                                                           9061                        9069                        9329
                                                           8892                        8897                        9170
7/14/2006                                                  8817                        8823                        9100
                                                           8780                        8787                        9030
                                                           8782                        8789                        9024
                                                           8811                        9031                        9255
                                                           8811                        8818                        9028
                                                           8695                        8701                        8885
                                                           8928                        8935                        9104
                                                           9021                        9029                        9230
                                                           8963                        8971                        9218
                                                           8851                        8858                        9106
7/28/2006                                                  8995                        9003                        9253
                                                           8994                        9003                        9285
                                                           8872                        8880                        9186
                                                           8935                        8943                        9264
                                                           9003                        9012                        9338
                                                           8918                        8926                        9271
                                                           8870                        8878                        9225
                                                           8759                        8767                        9132
                                                           8664                        8672                        9059
                                                           8733                        8741                        9136
8/11/2006                                                  8642                        8650                        9053
                                                           8633                        8641                        9045
                                                           8813                        8821                        9224
                                                           8967                        8977                        9372
                                                           8977                        8987                        9377
                                                           9014                        9024                        9398
                                                           8904                        8914                        9306
                                                           8904                        8914                        9308
                                                           8836                        8845                        9226
                                                           8748                        8757                        9190
8/25/2006                                                  8747                        8756                        9190
                                                           8843                        8854                        9264
                                                           8894                        8905                        9303
                                                           8925                        8935                        9318
                                                           8936                        8946                        9354
                                                           8989                        9000                        9418
                                                           9014                        9026                        9448
                                                           8864                        8875                        9281
                                                           8824                        8835                        9227
9/8/2006                                                   8827                        8839                        9223
                                                           8853                        8865                        9222
                                                           9081                        9093                        9400
                                                           9136                        9148                        9490
                                                           9085                        9097                        9412
                                                           9066                        9079                        9402
                                                           9080                        9093                        9415
                                                           9067                        9080                        9382
                                                           9132                        9145                        9428
                                                           9088                        9101                        9382
9/22/2006                                                  9025                        9038                        9304
                                                           9130                        9144                        9404
                                                           9213                        9227                        9498
                                                           9221                        9235                        9523
                                                           9226                        9240                        9534
                                                           9131                        9145                        9469
                                                           9092                        9106                        9394
                                                           9085                        9100                        9358
                                                           9263                        9278                        9532
                                                           9379                        9394                        9654
10/6/2006                                                  9313                        9328                        9585
                                                           9376                        9391                        9628
                                                           9419                        9435                        9675
                                                           9385                        9401                        9640
                                                           9559                        9576                        9801
                                                           9600                        9617                        9847
                                                           9672                        9690                        9928
                                                           9576                        9594                        9822
                                                           9532                        9549                        9791
                                                           9549                        9567                        9841
10/20/2006                                                 9504                        9522                        9773
                                                           9556                        9574                        9826
                                                           9543                        9560                        9846
                                                           9551                        9569                        9875
                                                           9668                        9686                        9988
                                                           9542                        9560                        9868
                                                           9575                        9594                        9879
10/31/2006                                                 9524                        9542                        9822

TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2006
-----------------------------------------------------------------------------
                                                              SINCE INCEPTION
                                                                   (03/01/06)
                                                              ---------------
RYDEX S&P MIDCAP 400 PURE GROWTH ETF.......................            -4.76%
S&P MIDCAP 400/CITIGROUP PURE GROWTH TOTAL RETURN INDEX....            -4.58%
S&P MIDCAP 400 GROWTH TOTAL RETURN INDEX...................            -1.78%

The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results. The S&P MidCap 400 Pure Growth Total Return Index and the S&P MidCap 400 Growth Total Return Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expense to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

                                                                ANNUAL REPORT 15

--------------------------------------------------------------------------------

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
------------------------------------------------------------------------------
                        DESCRIPTION                           % OF NET ASSETS
------------------------------------------------------------------------------
COGNIZANT TECHNOLOGY SOLUTIONS CORP.                               2.99%
AEROPOSTALE, INC.                                                  2.45%
GAMESTOP CORP. -- CLASS A                                          2.38%
CORPORATE EXECUTIVE BOARD CO.                                      1.96%
ITT EDUCATIONAL SERVICES, INC.                                     1.95%
ABERCROMBIE & FITCH CO. -- CLASS A                                 1.92%
CEPHALON, INC.                                                     1.87%
SEPRACOR, INC.                                                     1.84%
WESTERN DIGITAL CORP.                                              1.83%
SEI INVESTMENTS CO.                                                1.78%
------------------------------------------------------------------------------

SECTOR ALLOCATIONS*

(PIE CHART)

Consumer Discretionary                                                           30.22
Information Technology                                                           19.31
Health Care                                                                      17.47
Industrials                                                                      14.92
Financials                                                                        8.22
Energy                                                                            7.75
Consumer Staples                                                                  2.11

* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocation is expressed as a percentage of the Fund's investments market value. These percentages may change over time.

 ANNUAL REPORT 16

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
MANAGER'S ANALYSIS
--------------------------------------------------------------------------------
For the majority of the fiscal year ending October 31, 2006 small caps stocks continued to rally. In the 4(th) quarter of the fiscal year, Rydex S&P SmallCap 600 Pure Value ETF returned 8.28%. Since inception in March 2006, the Rydex S&P SmallCap 600 Pure Value ETF has returned 5.19%.

              CUMULATIVE RETURNS: MARCH 1, 2006 - OCTOBER 31, 2006

(TOCOME)

                                                                                  S&P SMALLCAP
                                                 RYDEX S&P SMALLCAP 600     600/CITIGROUP PURE VALUE     S&P SMALLCAP 600 VALUE
                                                     PURE VALUE ETF            TOTAL RETURN INDEX          TOTAL RETURN INDEX
                                                 ----------------------     ------------------------     ----------------------
3/1/2006                                                  10000                       10000                       10000
                                                           9938                        9938                        9980
                                                           9905                        9905                        9941
                                                           9855                        9856                        9847
                                                           9716                        9717                        9722
                                                           9735                        9736                        9727
                                                           9692                        9692                        9684
3/10/2006                                                  9838                        9839                        9817
                                                           9846                        9847                        9832
                                                           9932                        9933                        9948
                                                           9983                        9984                       10026
                                                          10020                       10022                       10048
                                                          10077                       10079                       10085
                                                          10107                       10109                       10090
                                                           9963                        9965                        9981
                                                          10134                       10136                       10115
                                                          10169                       10171                       10144
3/24/2006                                                 10235                       10238                       10204
                                                          10238                       10241                       10200
                                                          10176                       10179                       10154
                                                          10350                       10353                       10317
                                                          10319                       10323                       10296
                                                          10339                       10343                       10336
                                                          10296                       10300                       10288
                                                          10355                       10360                       10337
                                                          10373                       10377                       10391
                                                          10369                       10373                       10386
4/7/2006                                                  10249                       10253                       10259
                                                          10185                       10190                       10214
                                                          10064                       10068                       10085
                                                          10120                       10124                       10134
                                                          10127                       10132                       10154
                                                          10110                       10115                       10154
                                                          10338                       10344                       10424
                                                          10451                       10457                       10535
                                                          10434                       10440                       10500
4/21/2006                                                 10395                       10401                       10477
                                                          10340                       10346                       10407
                                                          10330                       10336                       10379
                                                          10348                       10354                       10374
                                                          10309                       10316                       10303
                                                          10361                       10368                       10351
                                                          10331                       10338                       10347
                                                          10451                       10458                       10427
                                                          10458                       10465                       10448
                                                          10490                       10498                       10566
5/5/2006                                                  10585                       10594                       10651
                                                          10598                       10606                       10666
                                                          10590                       10598                       10664
                                                          10487                       10496                       10608
                                                          10184                       10192                       10358
                                                           9981                        9988                       10159
                                                           9951                        9958                       10095
                                                           9957                        9964                       10090
                                                           9816                        9823                        9937
                                                           9741                        9748                        9860
5/19/2006                                                  9825                        9832                        9926
                                                           9788                        9795                        9855
                                                           9704                        9711                        9791
                                                           9775                        9782                        9824
                                                           9924                        9932                        9985
                                                           9889                        9897                       10005
                                                           9650                        9657                        9756
                                                           9769                        9777                        9880
                                                           9948                        9958                       10066
6/2/2006                                                   9962                        9973                       10085
                                                           9690                        9699                        9801
                                                           9623                        9631                        9730
                                                           9603                        9610                        9688
                                                           9664                        9673                        9689
                                                           9586                        9594                        9625
                                                           9376                        9380                        9385
                                                           9238                        9240                        9272
                                                           9235                        9236                        9310
                                                           9526                        9533                        9615
6/16/2006                                                  9440                        9446                        9525
                                                           9297                        9300                        9379
                                                           9252                        9254                        9334
                                                           9402                        9407                        9504
                                                           9439                        9445                        9488
                                                           9449                        9455                        9499
                                                           9577                        9585                        9626
                                                           9437                        9444                        9475
                                                           9486                        9493                        9506
                                                           9821                        9835                        9847
6/30/2006                                                  9919                        9935                        9918
                                                           9956                        9972                        9986
                                                           9860                        9875                        9858
                                                           9914                        9930                        9897
                                                           9762                        9775                        9745
                                                           9805                        9819                        9771
                                                           9871                        9886                        9830
                                                           9679                        9691                        9651
                                                           9478                        9486                        9462
7/14/2006                                                  9393                        9403                        9373
                                                           9325                        9335                        9293
                                                           9397                        9408                        9354
                                                           9446                        9693                        9642
                                                           9446                        9457                        9383
                                                           9306                        9317                        9221
                                                           9563                        9574                        9456
                                                           9671                        9683                        9554
                                                           9602                        9614                        9499
                                                           9492                        9503                        9388
7/28/2006                                                  9703                        9716                        9588
                                                           9715                        9728                        9593
                                                           9562                        9574                        9467
                                                           9584                        9596                        9548
                                                           9693                        9706                        9676
                                                           9627                        9640                        9646
                                                           9576                        9589                        9574
                                                           9449                        9462                        9480
                                                           9377                        9389                        9398
                                                           9434                        9446                        9464
8/11/2006                                                  9320                        9332                        9376
                                                           9372                        9385                        9413
                                                           9543                        9557                        9621
                                                           9652                        9666                        9770
                                                           9680                        9694                        9781
                                                           9713                        9727                        9795
                                                           9673                        9688                        9714
                                                           9737                        9752                        9744
                                                           9620                        9635                        9605
                                                           9581                        9596                        9582
8/25/2006                                                  9594                        9609                        9591
                                                           9689                        9704                        9686
                                                           9804                        9821                        9796
                                                           9833                        9849                        9842
                                                           9839                        9855                        9850
                                                           9876                        9893                        9884
                                                           9983                       10000                        9985
                                                           9791                        9807                        9789
                                                           9690                        9706                        9719
9/8/2006                                                   9718                        9734                        9752
                                                           9676                        9692                        9725
                                                           9879                        9897                        9942
                                                           9986                       10004                       10036
                                                           9928                        9947                        9981
                                                           9983                       10002                       10017
                                                           9966                        9985                       10015
                                                           9922                        9942                        9972
                                                          10025                       10044                       10092
                                                           9938                        9958                        9990
9/22/2006                                                  9905                        9925                        9904
                                                          10009                       10029                       10015
                                                          10025                       10044                       10062
                                                          10096                       10116                       10112
                                                          10074                       10094                       10092
                                                           9941                        9961                        9977
                                                           9860                        9880                        9893
                                                           9914                        9933                        9907
                                                          10067                       10078                       10090
                                                          10157                       10170                       10211
10/6/2006                                                 10084                       10097                       10155
                                                          10177                       10190                       10225
                                                          10206                       10219                       10248
                                                          10162                       10174                       10216
                                                          10378                       10391                       10416
                                                          10441                       10455                       10483
                                                          10525                       10539                       10588
                                                          10498                       10511                       10523
                                                          10476                       10490                       10474
                                                          10530                       10544                       10520
10/20/2006                                                10477                       10491                       10438
                                                          10500                       10514                       10465
                                                          10552                       10566                       10494
                                                          10620                       10635                       10573
                                                          10724                       10738                       10659
                                                          10580                       10595                       10524
                                                          10628                       10643                       10578
10/31/2006                                                10524                       10538                       10519

TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2006
-----------------------------------------------------------------------------
                                                              SINCE INCEPTION
                                                                   (03/01/06)
                                                              ---------------
RYDEX S&P SMALLCAP 600 PURE VALUE ETF......................             5.19%
S&P SMALLCAP 600/CITIGROUP PURE VALUE TOTAL RETURN INDEX...             5.38%
S&P SMALLCAP 600 VALUE TOTAL RETURN INDEX..................             5.19%

The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results. The S&P SmallCap 600 Pure Value Total Return Index and the S&P SmallCap 600 Value Total Return Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expense to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

                                                                ANNUAL REPORT 17

--------------------------------------------------------------------------------

Rydex S&P Smallcap 600 Pure Value ETF
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
------------------------------------------------------------------------------
                       DESCRIPTION                            % OF NET ASSETS
------------------------------------------------------------------------------
ALLIANCE ONE INTERNATIONAL, INC.                                   1.50%
VOLT INFORMATION SCIENCES, INC.                                    1.47%
GROUP 1 AUTOMOTIVE, INC.                                           1.42%
CHAPARRAL STEEL CO.                                                1.37%
CENTRAL VERMONT PUBLIC SERVICE CORP.                               1.34%
KELLWOOD CO.                                                       1.30%
ROCK-TENN CO.                                                      1.28%
SCHULMAN A, INC.                                                   1.17%
STANDARD MOTOR PRODUCTS, INC.                                      1.17%
MYERS INDUSTRIES, INC.                                             1.13%
------------------------------------------------------------------------------

SECTOR ALLOCATIONS*

(PIE CHART)

Consumer Discretionary                                                           21.45
Materials                                                                        19.05
Industrials                                                                      17.91
Utilities                                                                        12.66
Financials                                                                       12.44
Information Technology                                                            8.17
Consumer Staples                                                                  5.20
Health Care                                                                       2.91
Energy                                                                            0.21

* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocation is expressed as a percentage of the Fund's investments market value. These percentages may change over time.

 ANNUAL REPORT 18

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
MANAGER'S ANALYSIS
--------------------------------------------------------------------------------
Since inception in March 2006 the Rydex S&P SmallCap 600 Pure Growth ETF has returned -.55%, tracking its benchmark the S&P SmallCap 600/Citigroup Pure Growth Index. The S&P SmallCap 600 Pure Growth Index counterpart, the S&P 600 Growth Index, returned .07% for the same time period as large caps and value stocks outperformed.

              CUMULATIVE RETURNS: MARCH 1, 2006 - OCTOBER 31, 2006

(TO COME)

                                                                                  S&P SMALLCAP
                                                 RYDEX S&P SMALLCAP 600     600/CITIGROUP PURE GROWTH    S&P SMALLCAP 600 GROWTH
                                                     PURE GROWTH ETF           TOTAL RETURN INDEX          TOTAL RETURN INDEX
                                                 ----------------------     -------------------------    -----------------------
3/1/2006                                                  10000                       10000                       10000
                                                           9970                        9970                        9995
                                                           9964                        9964                        9968
                                                           9845                        9846                        9842
                                                           9747                        9748                        9726
                                                           9776                        9777                        9741
                                                           9737                        9737                        9699
3/10/2006                                                  9853                        9854                        9804
                                                           9876                        9877                        9838
                                                           9917                        9918                        9941
                                                          10014                       10016                       10018
                                                          10048                       10050                       10064
                                                          10084                       10086                       10079
                                                          10071                       10073                       10080
                                                          10046                       10048                       10028
                                                          10144                       10146                       10131
                                                          10193                       10196                       10170
3/24/2006                                                 10243                       10246                       10218
                                                          10228                       10231                       10212
                                                          10178                       10181                       10187
                                                          10320                       10323                       10322
                                                          10311                       10314                       10308
                                                          10357                       10360                       10354
                                                          10252                       10255                       10269
                                                          10313                       10316                       10336
                                                          10328                       10332                       10370
                                                          10327                       10331                       10353
4/7/2006                                                  10206                       10210                       10230
                                                          10172                       10176                       10205
                                                          10053                       10057                       10079
                                                          10110                       10115                       10128
                                                          10142                       10147                       10159
                                                          10145                       10150                       10170
                                                          10365                       10370                       10402
                                                          10444                       10449                       10507
                                                          10442                       10447                       10488
4/21/2006                                                 10373                       10378                       10438
                                                          10365                       10370                       10383
                                                          10342                       10348                       10330
                                                          10403                       10409                       10338
                                                          10346                       10352                       10287
                                                          10395                       10401                       10336
                                                          10336                       10342                       10309
                                                          10405                       10412                       10362
                                                          10396                       10402                       10347
                                                          10473                       10480                       10421
5/5/2006                                                  10605                       10612                       10553
                                                          10607                       10615                       10561
                                                          10584                       10591                       10554
                                                          10498                       10505                       10533
                                                          10253                       10261                       10309
                                                          10089                       10097                       10118
                                                          10094                       10101                       10094
                                                          10152                       10160                       10127
                                                          10012                       10019                        9974
                                                           9877                        9883                        9861
5/19/2006                                                  9901                        9908                        9881
                                                           9846                        9852                        9808
                                                           9791                        9797                        9760
                                                           9790                        9796                        9742
                                                           9956                        9963                        9910
                                                          10030                       10038                        9959
                                                           9779                        9786                        9723
                                                           9904                        9912                        9861
                                                          10055                       10064                       10023
6/2/2006                                                  10051                       10061                       10030
                                                           9790                        9798                        9754
                                                           9739                        9745                        9696
                                                           9705                        9711                        9647
                                                           9682                        9688                        9620
                                                           9635                        9641                        9590
                                                           9405                        9409                        9358
                                                           9264                        9267                        9241
                                                           9333                        9337                        9290
                                                           9588                        9594                        9565
6/16/2006                                                  9530                        9536                        9510
                                                           9362                        9366                        9343
                                                           9320                        9324                        9301
                                                           9491                        9496                        9466
                                                           9461                        9465                        9428
                                                           9527                        9533                        9488
                                                           9598                        9605                        9563
                                                           9438                        9443                        9411
                                                           9456                        9461                        9436
                                                           9756                        9766                        9742
6/30/2006                                                  9814                        9824                        9825
                                                           9907                        9918                        9908
                                                           9790                        9801                        9790
                                                           9831                        9843                        9804
                                                           9694                        9705                        9675
                                                           9648                        9660                        9657
                                                           9714                        9725                        9715
                                                           9537                        9548                        9563
                                                           9352                        9363                        9383
7/14/2006                                                  9267                        9278                        9302
                                                           9195                        9206                        9221
                                                           9180                        9191                        9233
                                                           9167                        9422                        9478
                                                           9167                        9177                        9219
                                                           9060                        9071                        9093
                                                           9333                        9345                        9322
                                                           9435                        9447                        9419
                                                           9367                        9379                        9369
                                                           9242                        9254                        9248
7/28/2006                                                  9420                        9434                        9416
                                                           9496                        9510                        9471
                                                           9362                        9375                        9356
                                                           9414                        9427                        9420
                                                           9477                        9490                        9508
                                                           9438                        9452                        9469
                                                           9311                        9324                        9388
                                                           9232                        9244                        9315
                                                           9148                        9160                        9229
                                                           9170                        9182                        9276
8/11/2006                                                  9113                        9125                        9204
                                                           9128                        9140                        9214
                                                           9305                        9318                        9407
                                                           9408                        9422                        9537
                                                           9446                        9460                        9562
                                                           9456                        9470                        9571
                                                           9351                        9365                        9475
                                                           9392                        9406                        9498
                                                           9272                        9285                        9366
                                                           9264                        9278                        9356
8/25/2006                                                  9263                        9277                        9360
                                                           9340                        9354                        9436
                                                           9408                        9423                        9511
                                                           9438                        9453                        9542
                                                           9395                        9409                        9536
                                                           9394                        9410                        9556
                                                           9413                        9428                        9607
                                                           9180                        9194                        9408
                                                           9165                        9179                        9376
9/8/2006                                                   9192                        9207                        9391
                                                           9174                        9189                        9371
                                                           9402                        9418                        9577
                                                           9500                        9516                        9670
                                                           9470                        9486                        9616
                                                           9497                        9513                        9644
                                                           9513                        9530                        9660
                                                           9460                        9477                        9611
                                                           9566                        9583                        9683
                                                           9517                        9534                        9615
9/22/2006                                                  9413                        9430                        9504
                                                           9513                        9530                        9605
                                                           9551                        9569                        9660
                                                           9572                        9590                        9677
                                                           9563                        9580                        9667
                                                           9463                        9481                        9584
                                                           9362                        9379                        9476
                                                           9334                        9351                        9452
                                                           9543                        9562                        9639
                                                           9643                        9663                        9748
10/6/2006                                                  9596                        9616                        9700
                                                           9699                        9720                        9758
                                                           9709                        9729                        9780
                                                           9657                        9677                        9736
                                                           9830                        9852                        9919
                                                           9886                        9908                        9974
                                                           9962                        9985                       10082
                                                           9867                        9889                        9990
                                                           9865                        9887                        9972
                                                           9896                        9919                       10012
10/20/2006                                                 9878                        9901                        9959
                                                           9928                        9951                        9980
                                                           9931                        9954                        9991
                                                           9978                       10002                       10061
                                                          10097                       10122                       10151
                                                           9976                       10001                       10034
                                                           9993                       10017                       10059
10/31/2006                                                 9945                        9970                       10007

TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2006
-----------------------------------------------------------------------------
                                                              SINCE INCEPTION
                                                                 (03/01/2006)
                                                              ---------------
RYDEX S&P SMALLCAP 600 PURE GROWTH ETF.....................             -.55%
S&P SMALLCAP 600/CITIGROUP PURE GROWTH TOTAL RETURN
  INDEX....................................................             -.30%
S&P SMALLCAP 600 GROWTH TOTAL RETURN INDEX.................              .07%

The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results. The S&P SmallCap 600/ Citigroup Pure Growth Total Return Index and the S&P SmallCap 600 Growth Total Return Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expense to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

                                                                ANNUAL REPORT 19

--------------------------------------------------------------------------------

Rydex S&P Smallcap 600 Pure Growth ETF
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
------------------------------------------------------------------------------
                       DESCRIPTION                            % OF NET ASSETS
------------------------------------------------------------------------------
COINSTAR, INC.                                                     2.02%
CHRISTOPHER & BANKS CORP.                                          1.84%
j2 GLOBAL COMMUNICATIONS, INC.                                     1.80%
FRONTIER OIL CORP.                                                 1.71%
CNS, INC.                                                          1.66%
BIOLASE TECHNOLOGY, INC.                                           1.42%
FACTSET RESEARCH SYSTEMS, INC.                                     1.31%
PORTFOLIO RECOVERY ASSOCIATES, INC.                                1.30%
CONNETICS CORP.                                                    1.23%
WEBSENSE, INC.                                                     1.23%
------------------------------------------------------------------------------

SECTOR ALLOCATIONS*

(PIE CHART)

Consumer Discretionary                                                           26.15
Health Care                                                                      25.85
Information Technology                                                           19.61
Financials                                                                        9.87
Energy                                                                            9.36
Industrials                                                                       5.88
Consumer Staples                                                                  2.39
Materials                                                                         0.89

* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocation is expressed as a percentage of the Fund's investments market value. These percentages may change over time.

 ANNUAL REPORT 20

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on May 1, 2006 and held for the six month period ended October 31, 2006.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                ANNUAL REPORT 21

--------------------------------------------------------------------------------

                                           BEGINNING     ENDING       EXPENSES PAID
                                             ACCOUNT    ACCOUNT         DURING THE
                                               VALUE     VALUE      SIX-MONTH PERIOD*
                                            5/1/2006   10/31/2006   5/1/06 TO 10/31/06
                                           ---------   ----------   ------------------
ACTUAL
  Rydex S&P Equal Weight ETF.............  $1,000.00   $1,042.00          $2.06
  Rydex Russell Top 50 ETF...............  $1,000.00   $1,093.00          $1.06
  Rydex S&P 500 Pure Value ETF...........  $1,000.00   $1,062.60          $1.82
  Rydex S&P 500 Pure Growth ETF..........  $1,000.00   $1,030.50          $1.79
  Rydex S&P MidCap 400 Pure Value ETF....  $1,000.00   $1,046.00          $1.80
  Rydex S&P MidCap 400 Pure Growth ETF...  $1,000.00   $  956.00          $1.73
  Rydex S&P SmallCap 600 Pure Value
    ETF..................................  $1,000.00   $1,015.30          $1.78
  Rydex S&P SmallCap 600 Pure Growth
    ETF..................................  $1,000.00   $  956.80          $1.73
HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE
  EXPENSES)
  Rydex S&P Equal Weight ETF.............  $1,000.00   $1,023.19          $2.04
  Rydex Russell Top 50 ETF...............  $1,000.00   $1,024.20          $1.02
  Rydex S&P 500 Pure Value ETF...........  $1,000.00   $1,023.44          $1.79
  Rydex S&P 500 Pure Growth ETF..........  $1,000.00   $1,023.44          $1.79
  Rydex S&P MidCap 400 Pure Value ETF....  $1,000.00   $1,023.44          $1.79
  Rydex S&P MidCap 400 Pure Growth ETF...  $1,000.00   $1,023.44          $1.79
  Rydex S&P SmallCap 600 Pure Value
    ETF..................................  $1,000.00   $1,023.44          $1.79
  Rydex S&P SmallCap 600 Pure Growth
    ETF..................................  $1,000.00   $1,023.44          $1.79

---------------

* Expenses are equal to the Fund's annualized expense ratio of 0.40%, 0.20%, 0.35%, 0.35%, 0.35%, 0.35%, 0.35%, and 0.35% respectively, multiplied by the average account value of the period, multiplied by days in the period, divided by 365.

 ANNUAL REPORT 22

Rydex S&P Equal Weight ETF
PORTFOLIO SUMMARY                                               October 31, 2006
--------------------------------------------------------------------------------

       INCEPTION DATE                             PORTFOLIO STATISTICS
       --------------                             --------------------
       4/24/2003                                  Net Assets ($million):
                                                  $1,759.8

      INDUSTRY BREAKDOWN (AS A PERCENTAGE OF NET ASSETS)
      ------------------

 2.0%  Aerospace & Defense
 0.4%  Air Freight & Logistics
 0.2%  Airlines
 0.4%  Auto Components
 0.6%  Automobiles
 1.5%  Beverages
 1.0%  Biotechnology
 0.4%  Building Products
 3.4%  Capital Markets
 2.6%  Chemicals
 4.1%  Commercial Banks
 1.9%  Commercial Services & Supplies
 2.2%  Communications Equipment
 2.2%  Computers & Peripherals
 0.2%  Construction & Engineering
 0.2%  Construction Materials
 0.6%  Consumer Finance
 1.0%  Containers & Packaging
 0.2%  Distributors
 0.3%  Diversified Consumer Services
 1.2%  Diversified Financial Services
 1.6%  Diversified Telecommunication
       Services
 2.3%  Electric Utilities
 0.9%  Electrical Equipment
 1.4%  Electronic Equipment &
       Instruments
 2.5%  Energy Equipment & Services
 1.7%  Food & Staples Retailing
 2.4%  Food Products
 0.4%  Gas Utilities
 2.2%  Health Care Equipment &
       Supplies
 3.4%  Health Care Providers &
       Services
 0.2%  Health Care Technology
 2.5%  Hotels Restaurants & Leisure
 2.5%  Household Durables
 0.8%  Household Products
 0.8%  Independent Power Producers &
       Energy Traders
 0.8%  Industrial Conglomerates
 4.5%  Insurance
 0.2%  Internet & Catalog Retail
 0.8%  Internet Software & Services
 2.3%  IT Services
 0.9%  Leisure Equipment & Products
 1.3%  Life Sciences Tools & Services
 2.6%  Machinery
 3.5%  Media
 1.6%  Metals & Mining
 2.6%  Multi-Utilities
 2.0%  Multiline Retail
 0.2%  Office Electronics
 3.9%  Oil, Gas & Consumable Fuels
 0.8%  Paper & Forest Products
 0.6%  Personal Products
 2.7%  Pharmaceuticals
 2.3%  Real Estate Investment Trusts
       (REITs)
 0.2%  Real Estate Management &
       Development
 1.1%  Road & Rail
 3.6%  Semiconductors & Semiconductor
       Equipment
 2.6%  Software
 3.2%  Specialty Retail
 1.0%  Textiles, Apparel & Luxury
       Goods
 1.2%  Thrifts & Mortgage Finance
 0.6%  Tobacco
 0.2%  Trading Companies &
       Distributors
 0.4%  Wireless Telecommunication
       Services
 0.1%  Short-Term Investments
 0.0%  Other Assets & Liabilities(a)

(a) Amount represents less than 0.05% of net assets.

                                                                ANNUAL REPORT 23

Rydex Russell Top 50 ETF
PORTFOLIO SUMMARY                                               October 31, 2006
--------------------------------------------------------------------------------

       INCEPTION DATE                             PORTFOLIO STATISTICS
       --------------                             --------------------
       5/4/2005                                   Net Assets ($million): $364.5

      INDUSTRY BREAKDOWN (AS A PERCENTAGE OF NET ASSETS)
      ------------------

 2.2%  Aerospace & Defense
 0.8%  Air Freight & Logistics
 3.3%  Beverages
 2.1%  Biotechnology
 3.8%  Capital Markets
 3.8%  Commercial Banks
 3.5%  Communications Equipment
 5.1%  Computers & Peripherals
 1.0%  Consumer Finance
11.0%  Diversified Financial Services
 5.4%  Diversified Telecommunication
       Services
 2.0%  Food & Staples Retailing
 1.0%  Health Care Equipment &
       Supplies
 1.1%  Health Care Providers &
       Services
 3.5%  Household Products
 7.1%  Industrial Conglomerates
 2.5%  Insurance
 1.6%  Internet Software & Services
 4.6%  Media
11.3%  Oil, Gas & Consumable Fuels
10.6%  Pharmaceuticals
 2.1%  Semiconductors & Semiconductor
       Equipment
 5.5%  Software
 1.3%  Specialty Retail
 2.8%  Tobacco
 0.9%  Wireless Telecommunication
       Services
 0.1%  Short-Term Investments
 0.0%  Other Assets & Liabilities(a)

(a) Amount represents less than 0.05% of net assets.

 ANNUAL REPORT 24

Rydex S&P 500 Pure Value ETF
PORTFOLIO SUMMARY                                               October 31, 2006
--------------------------------------------------------------------------------

       INCEPTION DATE                             PORTFOLIO STATISTICS
       --------------                             --------------------
       3/1/2006                                   Net Assets ($million): $21.2

      INDUSTRY BREAKDOWN (AS A PERCENTAGE OF NET ASSETS)
      ------------------

 1.9%  Aerospace & Defense
 0.9%  Auto Components
 3.0%  Automobiles
 2.1%  Beverages
 0.2%  Building Products
 0.7%  Capital Markets
 2.9%  Chemicals
 5.9%  Commercial Banks
 2.2%  Commercial Services & Supplies
 1.0%  Containers & Packaging
 1.9%  Diversified Financial Services
 6.2%  Diversified Telecommunication
       Services
 5.5%  Electric Utilities
 1.3%  Electronic Equipment &
       Instruments
 0.9%  Energy Equipment & Services
 3.1%  Food & Staples Retailing
 2.5%  Food Products
 1.9%  Gas Utilities
 1.1%  Health Care Providers &
       Services
 2.7%  Household Durables
 1.6%  Independent Power Producers &
       Energy Traders
 0.3%  Industrial Conglomerates
 8.7%  Insurance
 3.1%  IT Services
 0.8%  Leisure Equipment & Products
 2.6%  Machinery
 3.1%  Metals & Mining
 8.5%  Multi-Utilities
 4.2%  Multiline Retail
 3.1%  Oil, Gas & Consumable Fuels
 3.1%  Paper & Forest Products
 2.7%  Real Estate Investment Trusts
       (REITs)
 3.0%  Road & Rail
 0.5%  Semiconductors & Semiconductor
       Equipment
 4.1%  Specialty Retail
 0.9%  Textiles, Apparel & Luxury
       Goods
 0.7%  Thrifts & Mortgage Finance
 0.8%  Tobacco
 0.0%  Short-Term Investments(a)
 0.3%  Other Assets & Liabilities

(a) Amount represents less than 0.05% of net assets.

                                                                ANNUAL REPORT 25

Rydex S&P 500 Pure Growth ETF
PORTFOLIO SUMMARY                                               October 31, 2006
--------------------------------------------------------------------------------

       INCEPTION DATE                             PORTFOLIO STATISTICS
       --------------                             --------------------
       3/1/2006                                   Net Assets ($million): $17.6

      INDUSTRY BREAKDOWN (AS A PERCENTAGE OF NET ASSETS)
      ------------------

 1.2%  Aerospace & Defense
 0.8%  Auto Components
 1.2%  Automobiles
 1.1%  Beverages
 1.2%  Biotechnology
 1.6%  Capital Markets
 1.1%  Chemicals
 0.5%  Commercial Banks
 0.6%  Commercial Services & Supplies
 0.3%  Communications Equipment
 4.1%  Computers & Peripherals
 2.1%  Consumer Finance
 1.0%  Containers & Packaging
 1.5%  Diversified Consumer Services
 1.4%  Diversified Financial Services
 0.2%  Electronic Equipment &
       Instruments
 0.6%  Energy Equipment & Services
 1.9%  Food & Staples Retailing
 2.8%  Food Products
 5.1%  Health Care Equipment &
       Supplies
 9.1%  Health Care Providers &
       Services
 0.7%  Health Care Technology
 5.4%  Hotels Restaurants & Leisure
 4.5%  Household Durables
 1.9%  Household Products
 1.4%  Insurance
 1.2%  Internet & Catalog Retail
 3.8%  Internet Software & Services
 2.0%  IT Services
 2.6%  Life Sciences Tools & Services
 0.9%  Machinery
 2.2%  Media
 1.9%  Multiline Retail
 7.0%  Oil, Gas & Consumable Fuels
 5.5%  Pharmaceuticals
 3.0%  Semiconductors & Semiconductor
       Equipment
 4.2%  Software
 6.6%  Specialty Retail
 2.2%  Textiles, Apparel & Luxury
       Goods
 2.8%  Thrifts & Mortgage Finance
 0.7%  Tobacco
 0.1%  Short-Term Investments
 0.0%  Other Assets & Liabilities(a)

(a) Amount represents less than 0.05% of net assets.

 ANNUAL REPORT 26

Rydex S&P Midcap 400 Pure Value ETF
PORTFOLIO SUMMARY                                               October 31, 2006
--------------------------------------------------------------------------------

       INCEPTION DATE                             PORTFOLIO STATISTICS
       --------------                             --------------------
       3/1/2006                                   Net Assets ($million): $15.0

      INDUSTRY BREAKDOWN (AS A PERCENTAGE OF NET ASSETS)
      ------------------

 1.7%  Airlines
 4.8%  Auto Components
 5.5%  Chemicals
 0.2%  Commercial Banks
 2.9%  Commercial Services & Supplies
 0.4%  Communications Equipment
 1.5%  Containers & Packaging
10.5%  Electric Utilities
 4.3%  Electronic Equipment &
       Instruments
 2.0%  Food & Staples Retailing
 1.0%  Food Products
 3.7%  Gas Utilities
 0.6%  Health Care Providers &
       Services
 1.9%  Hotels Restaurants & Leisure
 2.7%  Household Durables
 0.5%  Independent Power Producers &
       Energy Traders
 1.8%  Industrial Conglomerates
 9.9%  Insurance
 0.3%  Leisure Equipment & Products
 4.1%  Machinery
 0.6%  Media
 3.8%  Metals & Mining
11.9%  Multi-Utilities
 0.9%  Multiline Retail
 0.3%  Oil, Gas & Consumable Fuels
 2.2%  Paper & Forest Products
 4.6%  Real Estate Investment Trusts
       (REITs)
 4.0%  Road & Rail
 3.1%  Semiconductors & Semiconductor
       Equipment
 0.6%  Software
 2.7%  Specialty Retail
 1.5%  Thrifts & Mortgage Finance
 1.4%  Tobacco
 0.3%  Trading Companies &
       Distributors
 1.6%  Wireless Telecommunication
       Services
 0.0%  Short-Term Investments(a)
 0.2%  Other Assets & Liabilities

(a) Amount represents less than 0.05% of net assets.

                                                                ANNUAL REPORT 27

Rydex S&P Midcap 400 Pure Growth ETF
PORTFOLIO SUMMARY                                               October 31, 2006
--------------------------------------------------------------------------------

       INCEPTION DATE                             PORTFOLIO STATISTICS
       --------------                             --------------------
       3/1/2006                                   Net Assets ($million): $22.5

      INDUSTRY BREAKDOWN (AS A PERCENTAGE OF NET ASSETS)
      ------------------

 1.4%  Aerospace & Defense
 2.5%  Air Freight & Logistics
 2.8%  Airlines
 1.0%  Automobiles
 0.9%  Beverages
 2.2%  Biotechnology
 5.8%  Capital Markets
 5.1%  Commercial Services & Supplies
 1.6%  Communications Equipment
 1.8%  Computers & Peripherals
 0.7%  Construction & Engineering
 6.0%  Diversified Consumer Services
 2.3%  Electronic Equipment &
       Instruments
 1.0%  Energy Equipment & Services
 6.6%  Health Care Equipment &
       Supplies
 3.0%  Health Care Providers &
       Services
 3.1%  Hotels Restaurants & Leisure
 3.3%  Household Durables
 1.2%  Household Products
 1.7%  Insurance
 7.8%  IT Services
 1.8%  Life Sciences Tools & Services
 1.7%  Machinery
 0.6%  Media
 0.3%  Office Electronics
 6.8%  Oil, Gas & Consumable Fuels
 3.9%  Pharmaceuticals
 2.4%  Semiconductors & Semiconductor
       Equipment
 2.9%  Software
15.3%  Specialty Retail
 1.0%  Textiles, Apparel & Luxury
       Goods
 0.7%  Thrifts & Mortgage Finance
 0.8%  Trading Companies &
       Distributors
 0.2%  Short-Term Investments
(0.2)% Other Assets & Liabilities

 ANNUAL REPORT 28

Rydex S&P Smallcap 600 Pure Value ETF
PORTFOLIO SUMMARY                                               October 31, 2006
--------------------------------------------------------------------------------

       INCEPTION DATE                             PORTFOLIO STATISTICS
       --------------                             --------------------
       3/1/2006                                   Net Assets ($million): $6.0

      INDUSTRY BREAKDOWN (AS A PERCENTAGE OF NET ASSETS)
      ------------------

 0.6%  Aerospace & Defense
 0.8%  Air Freight & Logistics
 0.2%  Airlines
 1.8%  Auto Components
 1.3%  Automobiles
 0.7%  Building Products
 2.0%  Capital Markets
 6.2%  Chemicals
 2.6%  Commercial Banks
 6.1%  Commercial Services & Supplies
 0.4%  Communications Equipment
 0.7%  Computers & Peripherals
 1.0%  Construction & Engineering
 0.3%  Construction Materials
 3.8%  Containers & Packaging
 0.1%  Distributors
 4.4%  Electric Utilities
 3.0%  Electrical Equipment
 5.1%  Electronic Equipment &
       Instruments
 0.2%  Energy Equipment & Services
 1.7%  Food & Staples Retailing
 2.0%  Food Products
 6.4%  Gas Utilities
 0.8%  Health Care Equipment &
       Supplies
 1.8%  Health Care Providers &
       Services
 2.4%  Hotels Restaurants & Leisure
 3.0%  Household Durables
 1.6%  Industrial Conglomerates
 3.9%  Insurance
 1.4%  IT Services
 1.4%  Leisure Equipment & Products
 0.3%  Life Sciences Tools & Services
 2.6%  Machinery
 5.4%  Metals & Mining
 1.6%  Multi-Utilities
 0.5%  Multiline Retail
 3.3%  Paper & Forest Products
 3.7%  Real Estate Investment Trusts
       (REITs)
 0.7%  Road & Rail
 0.3%  Semiconductors & Semiconductor
       Equipment
 0.4%  Software
 7.4%  Specialty Retail
 3.4%  Textiles, Apparel & Luxury
       Goods
 0.2%  Thrifts & Mortgage Finance
 1.5%  Tobacco
 0.6%  Trading Companies &
       Distributors
 0.2%  Water Utilities
 0.0%  Short-Term Investments(a)
 0.2%  Other Assets & Liabilities

(a) Amount represents less than 0.05% of net assets.

                                                                ANNUAL REPORT 29

Rydex S&P Smallcap 600 Pure Growth ETF
PORTFOLIO SUMMARY                                               October 31, 2006
--------------------------------------------------------------------------------

       INCEPTION DATE                             PORTFOLIO STATISTICS
       --------------                             --------------------
       3/1/2006                                   Net Assets ($million): $7.8

      INDUSTRY BREAKDOWN (AS A PERCENTAGE OF NET ASSETS)
      ------------------

 1.9%  Aerospace & Defense
 0.4%  Air Freight & Logistics
 0.7%  Automobiles
 0.3%  Building Products
 0.8%  Capital Markets
 3.4%  Commercial Banks
 0.6%  Commercial Services & Supplies
 0.4%  Communications Equipment
 2.2%  Computers & Peripherals
 0.9%  Construction Materials
 1.1%  Consumer Finance
 4.6%  Diversified Consumer Services
 1.3%  Diversified Financial Services
 3.7%  Electronic Equipment &
       Instruments
 1.8%  Energy Equipment & Services
 0.7%  Food Products
10.7%  Health Care Equipment &
       Supplies
 7.9%  Health Care Providers &
       Services
 1.2%  Health Care Technology
 5.9%  Hotels Restaurants & Leisure
 1.5%  Household Durables
 1.5%  Insurance
 1.2%  Internet & Catalog Retail
 5.6%  Internet Software & Services
 2.5%  IT Services
 2.4%  Leisure Equipment & Products
 1.0%  Life Sciences Tools & Services
 0.7%  Machinery
 1.2%  Media
 7.6%  Oil, Gas & Consumable Fuels
 1.6%  Personal Products
 5.0%  Pharmaceuticals
 2.0%  Road & Rail
 0.7%  Semiconductors & Semiconductor
       Equipment
 4.5%  Software
 6.9%  Specialty Retail
 1.7%  Textiles, Apparel & Luxury
       Goods
 1.8%  Thrifts & Mortgage Finance
 0.1%  Short-Term Investments
 0.0%  Other Assets & Liabilities(a)

(a) Amount represents less than 0.05% of net assets.

 ANNUAL REPORT 30

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2006
--------------------------------------------------------------------------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.9%
  AEROSPACE & DEFENSE 2.0%
  Boeing Co. .....................................     44,711       $3,570,621
  General Dynamics Corp. .........................     47,481        3,375,899
  Goodrich Corp. .................................     88,206        3,889,003
  Honeywell International, Inc. ..................     85,145        3,586,307
  L-3 Communications Holdings, Inc. ..............     43,964        3,539,981
  Lockheed Martin Corp. ..........................     40,631        3,532,053
  Northrop Grumman Corp. .........................     49,029        3,255,035
  Raytheon Co. ...................................     71,644        3,578,618
  Rockwell Collins, Inc. .........................     62,931        3,655,033
  United Technologies Corp. ......................     53,152        3,493,149
                                                                --------------
TOTAL AEROSPACE & DEFENSE                                           35,475,699
                                                                --------------

  AIR FREIGHT & LOGISTICS 0.4%
  FedEx Corp. ....................................     31,940        3,658,408
  United Parcel Service, Inc. -- Class B..........     46,730        3,521,105
                                                                --------------
TOTAL AIR FREIGHT & LOGISTICS
                                                                     7,179,513
                                                                --------------

  AIRLINES 0.2%
  Southwest Airlines Co. .........................    202,746        3,047,272
                                                                --------------
TOTAL AIRLINES                                                       3,047,272
                                                                --------------
  AUTO COMPONENTS 0.4%
  Goodyear Tire & Rubber Co.*.....................    225,244        3,452,991
  Johnson Controls, Inc. .........................     46,463        3,788,593
                                                                --------------
TOTAL AUTO COMPONENTS                                                7,241,584
                                                                --------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------

  AUTOMOBILES 0.6%
  Ford Motor Co. .................................    402,435       $3,332,162
  General Motors Corp. ...........................    103,832        3,625,813
  Harley-Davidson, Inc. ..........................     54,987        3,773,758
                                                                --------------
TOTAL AUTOMOBILES                                                   10,731,733
                                                                --------------

  BEVERAGES 1.5%
  Anheuser-Busch Cos., Inc. ......................     72,116        3,419,741
  Brown-Forman Corp. -- Class B...................     44,364        3,202,637
  Coca-Cola Co. (The).............................     75,707        3,537,031
  Coca-Cola Enterprises, Inc. ....................    163,144        3,267,774
  Constellation Brands, Inc. -- Class A*..........    122,310        3,362,302
  Molson Coors Brewing Co. -- Class B.............     49,726        3,539,497
  Pepsi Bottling Group, Inc. .....................     98,378        3,110,712
  PepsiCo, Inc. ..................................     52,138        3,307,635
                                                                --------------
TOTAL BEVERAGES                                                     26,747,329
                                                                --------------

  BIOTECHNOLOGY 1.0%
  Amgen, Inc.*....................................     48,460        3,678,598
  Biogen Idec, Inc.*..............................     77,072        3,668,627
  Genzyme Corp.*..................................     49,315        3,329,256
  Gilead Sciences, Inc.*..........................     52,728        3,632,959
  Medimmune, Inc.*................................    113,615        3,640,225
                                                                --------------
TOTAL BIOTECHNOLOGY                                                 17,949,665
                                                                --------------

  BUILDING PRODUCTS 0.4%
  American Standard Cos., Inc. ...................     77,470        3,431,147
  Masco Corp. ....................................    119,028        3,291,124
                                                                --------------
TOTAL BUILDING PRODUCTS                                              6,722,271
                                                                --------------

See Notes to Financial Statements.

                                                                ANNUAL REPORT 31

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)                             October 31, 2006
--------------------------------------------------------------------------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CAPITAL MARKETS 3.4%
  Ameriprise Financial, Inc. .....................     72,681       $3,743,072
  Bank of New York Co., Inc.......................     96,666        3,322,410
  Bear Stearns Cos., Inc. ........................     24,307        3,678,864
  Charles Schwab Corp. ...........................    197,200        3,592,984
  E*Trade Financial Corp.*........................    139,414        3,245,558
  Lehman Brothers Holdings, Inc. .................     46,819        3,644,391
  Federated Investors, Inc. -- Class B............     98,295        3,370,536
  Franklin Resources, Inc. .......................     32,247        3,674,868
  Goldman Sachs Group, Inc. ......................     20,824        3,952,187
  Janus Capital Group, Inc. ......................    171,284        3,439,383
  Legg Mason, Inc. ...............................     33,301        2,997,756
  Mellon Financial Corp. .........................     87,413        3,391,624
  Merrill Lynch & Co., Inc. ......................     43,888        3,836,689
  Morgan Stanley..................................     47,895        3,660,615
  Northern Trust Corp. ...........................     59,053        3,467,592
  State Street Corp. .............................     52,817        3,392,436
  T. Rowe Price Group, Inc. ......................     71,077        3,362,653
                                                                --------------
TOTAL CAPITAL MARKETS                                               59,773,618
                                                                --------------

  CHEMICALS 2.6%
  Air Products & Chemicals, Inc. .................     50,783        3,538,052
  Ashland, Inc. ..................................     52,560        3,106,296
  Dow Chemical Co. (The)..........................     86,657        3,534,739
  Du Pont (E.I.) de Nemours & Co. ................     80,530        3,688,274

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  Eastman Chemical Co. ...........................     62,823       $3,827,177
  Ecolab, Inc. ...................................     80,149        3,634,757
  Hercules, Inc.*.................................    210,795        3,836,469
  International Flavors & Fragrances, Inc. .......     85,227        3,620,443
  Monsanto Co. ...................................     75,982        3,359,924
  PPG Industries, Inc. ...........................     50,817        3,475,883
  Praxair, Inc. ..................................     58,831        3,544,568
  Rohm & Haas Co. ................................     74,464        3,858,724
  Sigma-Aldrich Corp. ............................     45,993        3,454,534
                                                                --------------
TOTAL CHEMICALS                                                     46,479,840
                                                                --------------
  COMMERCIAL BANKS 4.1%
  AmSouth Bancorporation..........................    114,958        3,474,031
  BB&T Corp. .....................................     77,678        3,380,547
  Comerica, Inc. .................................     59,066        3,437,051
  Commerce Bancorp, Inc. .........................     98,214        3,429,633
  Compass Bancshares, Inc. .......................     58,270        3,278,270
  Fifth Third Bancorp.............................     87,176        3,473,964
  First Horizon National Corp. ...................     86,695        3,408,847
  Huntington Bancshares, Inc. ....................    139,662        3,409,149
  KeyCorp.........................................     90,224        3,350,919
  M&T Bank Corp. .................................     28,119        3,425,175
  Marshall & Ilsley Corp. ........................     69,888        3,350,431
  National City Corp. ............................     93,562        3,485,185
  North Fork Bancorporation, Inc. ................    120,737        3,450,663
  PNC Financial Services Group, Inc. .............     46,757        3,274,393
  Regions Financial Corp. ........................     91,574        3,475,233

See Notes to Financial Statements.

 ANNUAL REPORT 32

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)                             October 31, 2006
--------------------------------------------------------------------------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  SunTrust Banks, Inc. ...........................     43,871       $3,465,370
  Synovus Financial Corp. ........................    114,106        3,352,434
  U.S. Bancorp....................................    101,741        3,442,915
  Wachovia Corp. .................................     61,815        3,430,733
  Wells Fargo & Co. ..............................     94,244        3,420,115
  Zions Bancorp...................................     43,702        3,513,641
                                                                --------------
TOTAL COMMERCIAL BANKS                                              71,728,699
                                                                --------------
  COMMERCIAL SERVICES & SUPPLIES 1.9%
  Allied Waste Industries, Inc.*..................    333,230        4,048,745
  Avery Dennison Corp. ...........................     56,551        3,570,630
  Cintas Corp. ...................................     88,126        3,648,416
  Equifax, Inc. ..................................     91,772        3,490,089
  Monster Worldwide, Inc.*........................     84,040        3,404,460
  Pitney-Bowes, Inc. .............................     76,203        3,559,442
  R.R. Donnelley & Sons Co. ......................    102,662        3,476,135
  Robert Half International, Inc. ................    104,672        3,825,762
  Waste Management, Inc. .........................     96,801        3,628,102
                                                                --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES
                                                                    32,651,781
                                                                --------------

  COMMUNICATIONS EQUIPMENT 2.2%
  Avaya, Inc.*....................................    297,350        3,809,053
  ADC Telecommunications, Inc.*...................    235,094        3,364,195
  Ciena Corp.*....................................    112,007        2,633,285
  Cisco Systems, Inc.*............................    148,390        3,580,651
  Comverse Technology, Inc.*......................    153,859        3,349,510

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  Corning, Inc.*..................................    145,597       $2,974,547
  JDS Uniphase Corp.*.............................    189,540        2,754,016
  Juniper Networks, Inc.*.........................    215,660        3,713,665
  Lucent Technologies, Inc.*......................  1,457,002        3,540,515
  Motorola, Inc. .................................    136,545        3,148,728
  QUALCOMM, Inc. .................................     90,816        3,304,794
  Tellabs, Inc.*..................................    314,557        3,315,431
                                                                --------------
TOTAL COMMUNICATIONS EQUIPMENT
                                                                    39,488,390
                                                                --------------

  COMPUTERS & PERIPHERALS 2.2%
  Apple Computer, Inc.*...........................     45,383        3,679,654
  Dell, Inc.*.....................................    156,146        3,799,032
  EMC Corp.*......................................    295,016        3,613,946
  Hewlett-Packard Co. ............................     92,450        3,581,513
  International Business Machines Corp. ..........     40,562        3,745,089
  Lexmark International, Inc. -- Class A*.........     59,076        3,756,643
  NCR Corp.*......................................     92,894        3,856,959
  Network Appliance, Inc.*........................     98,293        3,587,694
  QLogic Corp.*...................................    175,539        3,612,593
  SanDisk Corp.*..................................     56,956        2,739,584
  Sun Microsystems, Inc.*.........................    643,482        3,494,107
                                                                --------------
TOTAL COMPUTERS & PERIPHERALS
                                                                    39,466,814
                                                                --------------

  CONSTRUCTION & ENGINEERING 0.2%
  Fluor Corp. ....................................     43,350        3,399,941
                                                                --------------
TOTAL CONSTRUCTION & ENGINEERING
                                                                     3,399,941
                                                                --------------

See Notes to Financial Statements.

                                                                ANNUAL REPORT 33

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)                             October 31, 2006
--------------------------------------------------------------------------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONSTRUCTION MATERIALS 0.2%
  Vulcan Materials Co. ...........................     42,799       $3,487,263
                                                                --------------
TOTAL CONSTRUCTION MATERIALS
                                                                     3,487,263
                                                                --------------
  CONSUMER FINANCE 0.6%
  American Express Co. ...........................     62,777        3,629,138
  Capital One Financial Corp. ....................     44,756        3,550,494
  SLM Corp. ......................................     64,824        3,155,632
                                                                --------------
TOTAL CONSUMER FINANCE                                              10,335,264
                                                                --------------

  CONTAINERS & PACKAGING 1.0%
  Ball Corp. .....................................     81,034        3,370,204
  Bemis Co. ......................................    103,875        3,492,277
  Pactiv Corp.*...................................    120,977        3,730,931
  Sealed Air Corp. ...............................     63,398        3,773,449
  Temple-Inland, Inc. ............................     81,432        3,211,678
                                                                --------------
TOTAL CONTAINERS & PACKAGING
                                                                    17,578,539
                                                                --------------
  DISTRIBUTORS 0.2%
  Genuine Parts Co. ..............................     78,452        3,571,135
                                                                --------------
TOTAL DISTRIBUTORS                                                   3,571,135
                                                                --------------

  DIVERSIFIED CONSUMER SERVICES 0.3%
  Apollo Group, Inc. -- Class A*..................     68,146        2,518,676
  H&R Block, Inc. ................................    155,693        3,403,449
                                                                --------------
TOTAL DIVERSIFIED CONSUMER SERVICES
                                                                     5,922,125
                                                                --------------

  DIVERSIFIED FINANCIAL SERVICES 1.2%
  Bank of America Corp. ..........................     65,056        3,504,567
  Chicago Mercantile Exchange Holdings, Inc. .....      7,163        3,588,663

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  CIT Group, Inc. ................................     72,775       $3,787,939
  Citigroup, Inc. ................................     68,319        3,426,881
  JPMorgan Chase & Co. ...........................     72,039        3,417,530
  Moody's Corp. ..................................     53,047        3,517,016
                                                                --------------
TOTAL DIVERSIFIED FINANCIAL SERVICES
                                                                    21,242,596
                                                                --------------

  DIVERSIFIED TELECOMMUNICATION SERVICES 1.6%
  AT&T Corp. .....................................    104,894        3,592,619
  BellSouth Corp. ................................     79,986        3,607,369
  CenturyTel, Inc. ...............................     84,638        3,405,833
  Citizens Communications Co. ....................    246,548        3,614,394
  Embarq Corp. ...................................     67,949        3,285,334
  Qwest Communications International, Inc.*.......    380,390        3,282,766
  Verizon Communications, Inc. ...................     93,840        3,472,080
  Windstream Corp. ...............................    256,333        3,516,889
                                                                --------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES
                                                                    27,777,284
                                                                --------------

  ELECTRIC UTILITIES 2.3%
  Allegheny Energy, Inc.*.........................     85,110        3,662,283
  American Electric Power Co., Inc. ..............     92,965        3,851,540
  Edison International............................     82,049        3,646,258
  Entergy Corp. ..................................     43,199        3,707,770
  Exelon Corp. ...................................     57,017        3,533,914
  FirstEnergy Corp. ..............................     60,310        3,549,243
  FPL Group, Inc. ................................     75,890        3,870,390
  Pinnacle West Capital Corp. ....................     75,368        3,603,344
  PPL Corp. ......................................    102,627        3,542,684

See Notes to Financial Statements.

 ANNUAL REPORT 34

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)                             October 31, 2006
--------------------------------------------------------------------------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Progress Energy, Inc. ..........................     77,930       $3,584,780
  Southern Co. ...................................     98,020        3,567,928
                                                                --------------
TOTAL ELECTRIC UTILITIES                                            40,120,134
                                                                --------------

  ELECTRICAL EQUIPMENT 0.9%
  American Power Conversion Corp. ................    161,665        4,887,133
  Cooper Industries Ltd., -- Class A..............     41,049        3,671,833
  Emerson Electric Co. ...........................     40,826        3,445,714
  Rockwell Automation, Inc. ......................     58,000        3,596,000
                                                                --------------
TOTAL ELECTRICAL EQUIPMENT                                          15,600,680
                                                                --------------

  ELECTRONIC EQUIPMENT &
    INSTRUMENTS 1.4%
  Agilent Technologies, Inc.*.....................    109,452        3,896,491
  Jabil Circuit, Inc. ............................    123,451        3,544,278
  Molex, Inc. ....................................     87,638        3,058,566
  Sanmina-SCI Corp.*..............................    960,149        3,792,589
  Solectron Corp.*................................    985,341        3,291,039
  Symbol Technologies, Inc. ......................    261,854        3,909,480
  Tektronix, Inc. ................................    119,513        3,629,610
                                                                --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS
                                                                    25,122,053
                                                                --------------

  ENERGY EQUIPMENT & SERVICES 2.5%
  Baker Hughes, Inc. .............................     55,048        3,801,064
  BJ Services Co. ................................    111,351        3,358,346
  Duke Energy Corp. ..............................    111,407        3,524,918
  Halliburton Co. ................................    116,348        3,763,858

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  Nabors Industries Ltd.*.........................    112,657       $3,478,848
  National Oilwell Varco, Inc.*...................     57,859        3,494,684
  Noble Corp. ....................................     53,004        3,715,580
  Rowan Cos., Inc. ...............................    106,035        3,539,448
  Schlumberger Ltd. ..............................     61,242        3,863,145
  Smith International, Inc. ......................     89,506        3,533,697
  Transocean, Inc.*...............................     48,629        3,527,548
  Weatherford International Ltd.*.................     84,910        3,488,103
                                                                --------------
TOTAL ENERGY EQUIPMENT & SERVICES
                                                                    43,089,239
                                                                --------------
  FOOD & STAPLES RETAILING 1.7%
  Costco Wholesale Corp. .........................     66,910        3,571,656
  CVS Corp. ......................................     95,222        2,988,066
  Kroger Co. .....................................    147,945        3,327,283
  Safeway, Inc. ..................................    114,061        3,348,831
  SUPERVALU, Inc. ................................    111,868        3,736,391
  Sysco Corp. ....................................    100,692        3,522,206
  Wal-Mart Stores, Inc. ..........................     69,462        3,423,088
  Walgreen Co. ...................................     67,307        2,939,970
  Whole Foods Market, Inc. .......................     59,393        3,791,649
                                                                --------------
TOTAL FOOD & STAPLES RETAILING
                                                                    30,649,140
                                                                --------------
  FOOD PRODUCTS 2.4%
  Archer-Daniels-Midland Co. .....................     87,555        3,370,868
  Campbell Soup Co. ..............................     90,387        3,378,666
  ConAgra Foods, Inc. ............................    143,750        3,759,062
  Dean Foods Co.*.................................     80,770        3,383,455
  General Mills, Inc. ............................     64,985        3,692,448
  H.J. Heinz Co. .................................     81,814        3,449,278
  Hershey Co. (The)...............................     65,750        3,478,833

See Notes to Financial Statements.

                                                                ANNUAL REPORT 35

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)                             October 31, 2006
--------------------------------------------------------------------------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Kellogg Co. ....................................     67,259       $3,383,800
  McCormick & Co, Inc. ...........................     91,963        3,439,416
  Sara Lee Corp. .................................    226,409        3,871,594
  Tyson Foods, Inc. -- Class A....................    214,965        3,106,244
  Wm. Wrigley Jr. Co. ............................     74,104        3,849,703
                                                                --------------
TOTAL FOOD PRODUCTS                                                 42,163,367
                                                                --------------

  GAS UTILITIES 0.4%
  Nicor, Inc. ....................................     77,957        3,582,904
  Peoples Energy Corp. ...........................     81,011        3,539,370
                                                                --------------
TOTAL GAS UTILITIES                                                  7,122,274
                                                                --------------

  HEALTH CARE EQUIPMENT &
    SUPPLIES 2.2%
  Bausch & Lomb, Inc. ............................     64,428        3,449,475
  Baxter International, Inc. .....................     74,734        3,435,522
  Becton Dickinson & Co. .........................     48,963        3,428,879
  Biomet, Inc. ...................................    100,291        3,795,011
  Boston Scientific Corp.*........................    205,615        3,271,335
  C.R. Bard, Inc. ................................     44,400        3,639,024
  Hospira, Inc.*..................................     91,789        3,336,530
  Medtronic, Inc. ................................     72,729        3,540,448
  St Jude Medical, Inc.*..........................     89,742        3,082,638
  Stryker Corp. ..................................     66,781        3,491,979
  Zimmer Holdings, Inc.*..........................     50,046        3,603,812
                                                                --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES
                                                                    38,074,653
                                                                --------------

  HEALTH CARE PROVIDERS & SERVICES 3.4%
  Aetna, Inc. ....................................     84,580        3,486,388
  AmerisourceBergen Corp. ........................     73,719        3,479,537

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  Cardinal Health, Inc. ..........................     48,743       $3,190,229
  Caremark Rx, Inc. ..............................     57,429        2,827,230
  Cigna Corp. ....................................     28,990        3,391,250
  Coventry Health Care, Inc.*.....................     60,398        2,835,686
  Express Scripts, Inc.*..........................     40,641        2,589,644
  HCA, Inc. ......................................     68,133        3,442,079
  Health Management Associates, Inc. -- Class A...    162,388        3,199,044
  Humana, Inc.*...................................     51,078        3,064,680
  Laboratory Corp. of America Holdings*...........     50,076        3,429,705
  Manor Care, Inc. ...............................     64,018        3,072,224
  McKesson Corp. .................................     62,141        3,112,643
  Medco Health Solutions, Inc.*...................     54,791        2,931,318
  Patterson Cos., Inc.*...........................    105,952        3,480,523
  Quest Diagnostics, Inc. ........................     53,861        2,679,046
  Tenet Healthcare Corp.*.........................    404,716        2,857,295
  UnitedHealth Group, Inc. .......................     65,052        3,173,237
  WellPoint, Inc.*................................     42,847        3,270,083
                                                                --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES
                                                                    59,511,841
                                                                --------------

  HEALTH CARE TECHNOLOGY 0.2%
  IMS Health, Inc. ...............................    124,267        3,460,836
                                                                --------------
TOTAL HEALTH CARE TECHNOLOGY
                                                                     3,460,836
                                                                --------------

  HOTELS RESTAURANTS & LEISURE 2.5%
  Carnival Corp. .................................     77,421        3,779,693
  Darden Restaurants, Inc. .......................     86,722        3,633,652

See Notes to Financial Statements.

 ANNUAL REPORT 36

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)                             October 31, 2006
--------------------------------------------------------------------------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Harrah's Entertainment, Inc. ...................     52,959       $3,936,442
  Hilton Hotels Corp. ............................    120,447        3,483,327
  International Game Technology, Inc. ............     85,490        3,634,180
  Marriott International, Inc. -- Class A.........     87,176        3,641,342
  McDonald's Corp. ...............................     90,128        3,778,166
  Starbucks Corp.*................................    101,190        3,819,922
  Starwood Hotels & Resorts Worldwide, Inc. ......     56,782        3,392,157
  Yum! Brands, Inc. ..............................     63,248        3,760,726
  Wendy's International, Inc. ....................    111,408        3,854,717
  Wyndham Worldwide Corp.*........................    115,814        3,416,513
                                                                --------------
TOTAL HOTELS RESTAURANTS & LEISURE
                                                                    44,130,837
                                                                --------------

  HOUSEHOLD DURABLES 2.5%
  Black & Decker Corp. ...........................     41,777        3,504,255
  Centex Corp. ...................................     63,476        3,319,795
  D.R. Horton, Inc. ..............................    138,312        3,240,650
  Fortune Brands, Inc. ...........................     44,687        3,438,665
  Harman International Industries, Inc. ..........     40,922        4,188,367
  KB Home.........................................     74,894        3,365,736
  Leggett & Platt, Inc. ..........................    135,792        3,170,743
  Lennar Corp. -- Class A.........................     73,318        3,481,138

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  Newell Rubbermaid, Inc. ........................    117,799       $3,390,255
  Pulte Homes, Inc. ..............................    106,133        3,289,062
  Snap-On, Inc. ..................................     75,157        3,534,634
  Stanley Works...................................     67,220        3,203,033
  Whirlpool Corp. ................................     37,893        3,294,038
                                                                --------------
TOTAL HOUSEHOLD DURABLES                                            44,420,371
                                                                --------------
  HOUSEHOLD PRODUCTS 0.8%
  Clorox Co. .....................................     55,528        3,584,888
  Colgate-Palmolive Co. ..........................     54,533        3,488,476
  Kimberly-Clark Corp. ...........................     52,285        3,477,998
  Procter & Gamble Co. ...........................     55,310        3,506,101
                                                                --------------
TOTAL HOUSEHOLD PRODUCTS                                            14,057,463
                                                                --------------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.8%
  AES Corp.*......................................    164,106        3,608,691
  Constellation Energy Group, Inc. ...............     56,296        3,512,870
  Dynegy, Inc. -- Class A*........................    556,631        3,384,317
  TXU Corp. ......................................     54,603        3,447,087
                                                                --------------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
                                                                    13,952,965
                                                                --------------
  INDUSTRIAL CONGLOMERATES 0.8%
  3M Co. .........................................     45,527        3,589,349
  General Electric Co. ...........................     96,614        3,392,117
  Textron, Inc. ..................................     39,787        3,617,832
  Tyco International Ltd. ........................    127,903        3,764,185
                                                                --------------
TOTAL INDUSTRIAL CONGLOMERATES
                                                                    14,363,483
                                                                --------------
  INSURANCE 4.5%
  ACE Ltd. .......................................     60,891        3,486,010
  AFLAC, Inc. ....................................     75,048        3,371,156
  Allstate Corp...................................     56,188        3,447,696

See Notes to Financial Statements.

                                                                ANNUAL REPORT 37

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)                             October 31, 2006
--------------------------------------------------------------------------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Ambac Financial Group, Inc. ....................     39,864       $3,328,245
  American International Group, Inc. .............     51,544        3,462,211
  Aon Corp. ......................................     98,877        3,439,931
  Chubb Corp. ....................................     65,029        3,456,291
  Cincinnati Financial Corp. .....................     70,084        3,199,335
  Genworth Financial, Inc. -- Class A.............     95,299        3,186,799
  Hartford Financial Services Group, Inc. ........     39,192        3,416,367
  Lincoln National Corp. .........................     54,782        3,468,248
  Loews Corp. ....................................     87,463        3,404,060
  MBIA, Inc. .....................................     52,981        3,285,882
  Marsh & McLennan Cos, Inc. .....................    122,792        3,614,997
  MetLife, Inc. ..................................     60,134        3,435,455
  Principal Financial Group, Inc. ................     62,960        3,556,610
  Progressive Corp. ..............................    140,079        3,385,709
  Prudential Financial, Inc. .....................     45,801        3,523,471
  SAFECO Corp. ...................................     57,565        3,349,707
  St. Paul Travelers Cos., Inc. ..................     73,025        3,733,768
  Torchmark Corp. ................................     54,220        3,344,290
  UnumProvident Corp. ............................    176,663        3,494,394
  XL Capital Ltd. -- Class A......................     49,746        3,509,580
                                                                --------------
TOTAL INSURANCE                                                     78,900,212
                                                                --------------
  INTERNET & CATALOG RETAIL 0.2%
  Amazon.Com, Inc.*...............................    105,743        4,027,751
                                                                --------------
TOTAL INTERNET & CATALOG RETAIL
                                                                     4,027,751
                                                                --------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------

  INTERNET SOFTWARE & SERVICES 0.8%
  eBay, Inc.*.....................................    119,936       $3,853,544
  Google, Inc.* -- Class A........................      8,299        3,953,560
  Yahoo!, Inc.*...................................    114,733        3,022,067
  VeriSign, Inc.*.................................    156,554        3,237,537
                                                                --------------
TOTAL INTERNET SOFTWARE & SERVICES
                                                                    14,066,708
                                                                --------------

  IT SERVICES 2.3%
  Affiliated Computer Services, Inc. -- Class
    A*............................................     63,689        3,406,088
  Automatic Data Processing, Inc. ................     71,135        3,516,914
  Computer Sciences Corp.*........................     69,748        3,686,182
  Convergys Corp.*................................    161,440        3,424,142
  Electronic Data Systems Corp. ..................    139,245        3,527,076
  First Data Corp. ...............................    138,115        3,349,289
  Fiserv, Inc.*...................................     71,641        3,539,066
  Paychex, Inc. ..................................     94,498        3,730,781
  Sabre Holdings Corp. -- Class A.................    149,203        3,792,740
  Unisys Corp.*...................................    609,082        3,983,396
  Western Union Co. (The)*........................    169,564        3,738,886
                                                                --------------
TOTAL IT SERVICES                                                   39,694,560
                                                                --------------

  LEISURE EQUIPMENT & PRODUCTS 0.9%
  Brunswick Corp. ................................    112,379        3,539,939
  Eastman Kodak Co. ..............................    152,071        3,710,532
  Hasbro, Inc. ...................................    153,201        3,970,970
  Mattel, Inc. ...................................    174,873        3,957,376
                                                                --------------
TOTAL LEISURE EQUIPMENT & PRODUCTS
                                                                    15,178,817
                                                                --------------

See Notes to Financial Statements.

 ANNUAL REPORT 38

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)                             October 31, 2006
--------------------------------------------------------------------------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE SCIENCES TOOLS & SERVICES 1.3%
  Applera Corp. -- Applied Biosystems Group.......    101,328       $3,779,534
  Fisher Scientific International, Inc.*..........     42,367        3,627,463
  Millipore Corp.*................................     53,197        3,432,802
  PerkinElmer, Inc. ..............................    178,450        3,811,692
  Thermo Electron Corp.*..........................     84,316        3,614,627
  Waters Corp.*...................................     75,157        3,742,819
                                                                --------------
TOTAL LIFE SCIENCES TOOLS & SERVICES
                                                                    22,008,937
                                                                --------------
  MACHINERY 2.6%
  Caterpillar, Inc. ..............................     51,254        3,111,630
  Cummins, Inc. ..................................     29,865        3,792,258
  Danaher Corp. ..................................     50,731        3,640,964
  Deere & Co. ....................................     42,204        3,592,826
  Dover Corp. ....................................     70,496        3,348,560
  Eaton Corp. ....................................     48,154        3,487,794
  Illinois Tool Works, Inc. ......................     76,074        3,646,227
  Ingersoll-Rand Co., Ltd. -- Class A.............     86,807        3,186,685
  ITT Industries, Inc. ...........................     68,081        3,702,925
  Navistar International Corp.*...................    129,974        3,604,179
  PACCAR, Inc. ...................................     61,694        3,652,902
  Pall Corp. .....................................    109,803        3,502,716
  Parker Hannifin Corp. ..........................     44,557        3,726,302
                                                                --------------
TOTAL MACHINERY                                                     45,995,968
                                                                --------------
  MEDIA 3.5%
  CBS Corp. -- Class B............................    117,377        3,396,890
  Clear Channel Communications, Inc. .............    114,022        3,973,667

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  Comcast Corp. -- Class A*.......................     98,212       $3,994,282
  EW Scripps Co. -- Class A.......................     72,920        3,606,623
  Dow Jones & Co., Inc. ..........................    100,262        3,518,194
  Gannett Co, Inc. ...............................     61,393        3,630,782
  Interpublic Group of Cos., Inc.*................    342,993        3,742,054
  McGraw-Hill Cos., Inc. .........................     59,543        3,820,874
  Meredith Corp. .................................     67,817        3,560,392
  New York Times Co. -- Class A...................    146,354        3,537,376
  News Corp. -- Class A...........................    177,083        3,692,181
  Omnicom Group, Inc. ............................     36,542        3,707,186
  Time Warner, Inc. ..............................    199,074        3,983,471
  Tribune Co. ....................................    106,400        3,546,312
  Univision Communications, Inc. -- Class A*......     97,096        3,404,186
  Viacom, Inc. -- Class B*........................     93,962        3,657,001
  Walt Disney Co. ................................    111,131        3,496,181
                                                                --------------
TOTAL MEDIA                                                         62,267,652
                                                                --------------

  METALS & MINING 1.6%
  Alcoa, Inc. ....................................    121,069        3,500,105
  Allegheny Technologies, Inc. ...................     54,979        4,328,497
  Freeport-McMoRan Copper & Gold, Inc. -- Class
    B.............................................     65,270        3,947,529
  Newmont Mining Corp. ...........................     77,394        3,503,626
  Nucor Corp. ....................................     72,593        4,240,157

See Notes to Financial Statements.

                                                                ANNUAL REPORT 39

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)                             October 31, 2006
--------------------------------------------------------------------------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Phelps Dodge Corp. .............................     40,152       $4,030,458
  United States Steel Corp. ......................     58,260        3,938,376
                                                                --------------
TOTAL METALS & MINING                                               27,488,748
                                                                --------------
  MULTI-UTILITIES 2.6%
  Ameren Corp. ...................................     64,353        3,481,497
  CenterPoint Energy, Inc. .......................    240,422        3,721,733
  CMS Energy Corp.*...............................    234,442        3,490,841
  Consolidated Edison, Inc. ......................     73,980        3,576,933
  Dominion Resources, Inc. .......................     43,878        3,553,679
  DTE Energy Co. .................................     82,351        3,741,206
  KeySpan Corp. ..................................     82,237        3,337,177
  NiSource, Inc. .................................    159,398        3,709,192
  PG&E Corp. .....................................     81,774        3,527,730
  Public Service Enterprise Group, Inc. ..........     54,406        3,321,486
  Sempra Energy...................................     68,667        3,642,098
  TECO Energy, Inc. ..............................    218,699        3,606,347
  Xcel Energy, Inc. ..............................    165,903        3,661,479
                                                                --------------
TOTAL MULTI-UTILITIES                                               46,371,398
                                                                --------------
  MULTILINE RETAIL 2.0%
  Big Lots, Inc.*.................................    170,287        3,589,650
  Dillard's, Inc. -- Class A......................    101,235        3,054,260
  Dollar General Corp. ...........................    235,886        3,309,481
  Family Dollar Stores, Inc. .....................    115,762        3,409,191
  Federated Department Stores, Inc. ..............     80,058        3,515,347
  J.C. Penney Holding Co., Inc. ..................     51,418        3,868,176
  Kohl's Corp.*...................................     49,952        3,526,611
  Nordstrom, Inc. ................................     79,883        3,782,460

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  Sears Holdings Corp.*...........................     21,236       $3,705,045
  Target Corp. ...................................     63,129        3,735,974
                                                                --------------
TOTAL MULTILINE RETAIL                                              35,496,195
                                                                --------------
  OFFICE ELECTRONICS 0.2%
  Xerox Corp.*....................................    225,760        3,837,920
                                                                --------------
TOTAL OFFICE ELECTRONICS                                             3,837,920
                                                                --------------
  OIL, GAS & CONSUMABLE FUELS 3.9%
  Anadarko Petroleum Corp. .......................     77,232        3,585,109
  Apache Corp. ...................................     53,597        3,500,956
  Chesapeake Energy Corp. ........................    116,583        3,781,952
  Chevron Corp. ..................................     54,703        3,676,042
  ConocoPhillips..................................     58,088        3,499,221
  Consol Energy, Inc. ............................    110,412        3,907,481
  Devon Energy Corp. .............................     52,297        3,495,531
  El Paso Corp. ..................................    254,493        3,486,554
  EOG Resources, Inc. ............................     57,320        3,813,500
  Exxon Mobil Corp. ..............................     52,262        3,732,552
  Hess Corp. .....................................     84,114        3,566,434
  Kinder Morgan, Inc. ............................     32,296        3,394,310
  Marathon Oil Corp. .............................     46,143        3,986,755
  Murphy Oil Corp. ...............................     72,202        3,405,046
  Occidental Petroleum Corp. .....................     76,230        3,578,236
  Sunoco, Inc. ...................................     54,289        3,590,132
  Valero Energy Corp. ............................     67,242        3,518,774
  Williams Cos., Inc. ............................    147,938        3,614,125
  XTO Energy, Inc. ...............................     83,426        3,892,657
                                                                --------------
TOTAL OIL, GAS & CONSUMABLE FUELS
                                                                    69,025,367
                                                                --------------

See Notes to Financial Statements.

 ANNUAL REPORT 40

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)                             October 31, 2006
--------------------------------------------------------------------------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PAPER & FOREST PRODUCTS 0.8%
  International Paper Co. ........................     97,367       $3,247,190
  Louisiana-Pacific Corp. ........................    175,681        3,474,970
  MeadWestvaco Corp. .............................    131,404        3,616,238
  Weyerhaeuser Co. ...............................     54,305        3,453,255
                                                                --------------
TOTAL PAPER & FOREST PRODUCTS
                                                                    13,791,653
                                                                --------------
  PERSONAL PRODUCTS 0.6%
  Alberto-Culver Co. -- Class B...................     67,633        3,436,433
  Avon Products, Inc. ............................    113,699        3,457,586
  Estee Lauder Cos., Inc..........................     84,323        3,405,806
                                                                --------------
TOTAL PERSONAL PRODUCTS                                             10,299,825
                                                                --------------
  PHARMACEUTICALS 2.7%
  Abbott Laboratories.............................     68,348        3,247,214
  Allergan, Inc. .................................     30,054        3,471,237
  Barr Pharmaceuticals, Inc.*.....................     62,399        3,267,836
  Bristol-Myers Squibb Co. .......................    135,688        3,358,278
  Eli Lilly & Co. ................................     61,225        3,429,212
  Forest Laboratories, Inc.*......................     67,843        3,320,236
  Johnson & Johnson...............................     52,833        3,560,944
  King Pharmaceuticals, Inc.*.....................    206,479        3,454,394
  Merck & Co., Inc. ..............................     81,947        3,722,033
  Mylan Laboratories, Inc. .......................    159,153        3,262,637
  Pfizer, Inc. ...................................    119,785        3,192,270
  Schering-Plough Corp. ..........................    159,272        3,526,282

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  Watson Pharmaceuticals, Inc.*...................    126,619       $3,407,317
  Wyeth...........................................     67,477        3,443,351
                                                                --------------
TOTAL PHARMACEUTICALS                                               47,663,241
                                                                --------------
  REAL ESTATE INVESTMENT TRUSTS
    (REITS) 2.3%
  Apartment Investment & Management Co. -- Class
    A.............................................     62,914        3,606,230
  Archstone-Smith Trust...........................     61,446        3,699,664
  Boston Properties, Inc. ........................     32,129        3,432,341
  Equity Office Properties Trust..................     86,930        3,694,525
  Equity Residential Properties Trust.............     66,540        3,633,749
  Kimco Realty Corp. .............................     80,391        3,571,772
  Plum Creek Timber Co., Inc. ....................     99,890        3,590,047
  Prologis........................................     57,705        3,650,995
  Public Storage, Inc. ...........................     38,154        3,422,795
  Simon Property Group, Inc. .....................     36,917        3,584,641
  Vornado Realty Trust............................     30,775        3,669,919
                                                                --------------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)
                                                                    39,556,678
                                                                --------------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.2%
  Realogy Corp.*..................................    161,039        4,151,585
                                                                --------------
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT
                                                                     4,151,585
                                                                --------------
  ROAD & RAIL 1.1%
  Burlington Northern Santa Fe Corp. .............     47,753        3,702,290
  CSX Corp. ......................................    104,603        3,731,189

See Notes to Financial Statements.

                                                                ANNUAL REPORT 41

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)                             October 31, 2006
--------------------------------------------------------------------------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Norfolk Southern Corp. .........................     76,786       $4,036,640
  Ryder System, Inc. .............................     63,761        3,357,017
  Union Pacific Corp. ............................     39,568        3,586,048
                                                                --------------
TOTAL ROAD & RAIL                                                   18,413,184
                                                                --------------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.6%
  Advanced Micro Devices, Inc.*...................    123,444        2,625,654
  Altera Corp.*...................................    170,314        3,140,590
  Analog Devices, Inc. ...........................    106,732        3,396,212
  Applied Materials, Inc. ........................    193,391        3,363,070
  Broadcom Corp. -- Class A*......................    119,242        3,609,455
  Freescale Semiconductor, Inc. -- Class A*.......     90,042        3,541,352
  Intel Corp. ....................................    170,229        3,632,687
  KLA-Tencor Corp. ...............................     73,248        3,601,604
  Linear Technology Corp. ........................     99,381        3,092,737
  LSI Logic Corp.*................................    394,826        3,968,001
  Maxim Integrated Products, Inc. ................    105,023        3,151,740
  Micron Technology, Inc.*........................    188,180        2,719,201
  National Semiconductor Corp. ...................    134,751        3,273,102
  Novellus Systems, Inc.*.........................    118,651        3,280,700
  NVIDIA Corp.*...................................    115,615        4,031,495
  PMC -- Sierra, Inc.*............................    497,150        3,296,105
  Teradyne, Inc.*.................................    237,919        3,335,624

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  Texas Instruments, Inc. ........................    106,325       $3,208,889
  Xilinx, Inc. ...................................    150,188        3,831,296
                                                                --------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                                                                    64,099,514
                                                                --------------
  SOFTWARE 2.6%
  Adobe Systems, Inc.*............................     89,693        3,430,757
  Autodesk, Inc.*.................................     94,730        3,481,328
  BMC Software, Inc.*.............................    123,467        3,742,285
  CA, Inc. .......................................    139,326        3,449,712
  Citrix Systems, Inc.*...........................     94,253        2,783,291
  Compuware Corp.*................................    428,830        3,447,793
  Electronic Arts, Inc.*..........................     62,307        3,295,417
  Intuit, Inc.*...................................    102,423        3,615,532
  Microsoft Corp. ................................    126,555        3,633,394
  Novell, Inc.*...................................    526,516        3,159,096
  Oracle Corp.*...................................    205,682        3,798,947
  Parametric Technology Corp.*....................    199,380        3,895,885
  Symantec Corp.*.................................    169,737        3,367,582
                                                                --------------
TOTAL SOFTWARE                                                      45,101,019
                                                                --------------
  SPECIALTY RETAIL 3.2%
  AutoNation, Inc.*...............................    162,013        3,248,361
  AutoZone, Inc.*.................................     35,064        3,927,168
  Bed Bath & Beyond, Inc.*........................     90,458        3,644,553
  Best Buy Co., Inc. .............................     63,693        3,519,038
  Circuit City Stores, Inc. ......................    128,033        3,454,330
  Gap, Inc. ......................................    189,049        3,973,810
  Home Depot, Inc. ...............................     90,153        3,365,411
  Limited Brands, Inc. ...........................    122,933        3,622,835
  Lowe's Cos., Inc. ..............................    114,394        3,447,835
  Office Depot, Inc.*.............................     84,999        3,569,108

See Notes to Financial Statements.

 ANNUAL REPORT 42

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)                             October 31, 2006
--------------------------------------------------------------------------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  OfficeMax, Inc. ................................     82,279       $3,914,835
  RadioShack Corp. ...............................    173,514        3,095,490
  Sherwin-Williams Co. ...........................     61,495        3,642,349
  Staples, Inc. ..................................    135,635        3,498,027
  Tiffany & Co. ..................................     99,019        3,536,959
  TJX Cos., Inc. .................................    120,571        3,490,530
                                                                --------------
TOTAL SPECIALTY RETAIL                                              56,950,639
                                                                --------------
  TEXTILES, APPAREL & LUXURY GOODS 1.0%
  Coach, Inc.*....................................    100,118        3,968,677
  Jones Apparel Group, Inc. ......................    103,509        3,457,201
  Liz Claiborne, Inc. ............................     86,438        3,645,090
  Nike, Inc. -- Class B...........................     40,660        3,735,841
  VF Corp. .......................................     45,680        3,472,137
                                                                --------------
TOTAL TEXTILES, APPAREL & LUXURY GOODS
                                                                    18,278,946
                                                                --------------

  THRIFTS & MORTGAGE FINANCE 1.2%
  Countrywide Financial Corp. ....................     96,748        3,688,034
  Federal Home Loan Mortgage Corp. ...............     53,042        3,659,368
  Federal National Mortgage Association...........     63,175        3,743,750
  MGIC Investment Corp. ..........................     54,507        3,202,831
  Sovereign Bancorp, Inc. ........................    158,443        3,780,450
  Washington Mutual, Inc. ........................     79,730        3,372,579
                                                                --------------
TOTAL THRIFTS & MORTGAGE FINANCE
                                                                    21,447,012
                                                                --------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------

  TOBACCO 0.6%
  Altria Group, Inc. .............................     40,618       $3,303,462
  Reynolds American, Inc. ........................     51,257        3,237,392
  UST, Inc. ......................................     62,846        3,366,032
                                                                --------------
TOTAL TOBACCO                                                        9,906,886
                                                                --------------

  TRADING COMPANIES & DISTRIBUTORS 0.2%
  W.W. Grainger, Inc. ............................     50,091        3,645,623
                                                                --------------
TOTAL TRADING COMPANIES & DISTRIBUTORS
                                                                     3,645,623
                                                                --------------

  WIRELESS TELECOMMUNICATION
    SERVICES 0.4%
  ALLTEL Corp. ...................................     59,376        3,165,335
  Sprint Nextel Corp. ............................    197,590        3,692,957
                                                                --------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES
                                                                     6,858,292
                                                                --------------
TOTAL COMMON STOCKS
  (Cost $1,624,584,477)                                          1,758,362,021
                                                                --------------

SHORT TERM INVESTMENTS 0.1%
  SSgA Prime Money Market Fund....................    739,839          739,839
                                                                --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $739,839)                                                      739,839
                                                                --------------
TOTAL INVESTMENTS 100.0%
  (Cost $1,625,324,316)                                          1,759,101,860
                                                                --------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.0%(A)
                                                                       695,248
                                                                --------------
NET ASSETS--100.0%                                              $1,759,797,108
------------------------------------------------------------------------------

 *  Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

                                                                ANNUAL REPORT 43

RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2006
--------------------------------------------------------------------------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------
COMMON STOCKS 99.9%
  AEROSPACE & DEFENSE 2.2%
  Boeing Co. .....................................   48,530     $3,875,606
  United Technologies Corp. ......................   61,360      4,032,579
                                                              ------------
TOTAL AEROSPACE & DEFENSE                                        7,908,185
                                                              ------------
  AIR FREIGHT & LOGISTICS 0.8%
  United Parcel Service, Inc. -- Class B..........   39,108      2,946,788
                                                              ------------
TOTAL AIR FREIGHT & LOGISTICS                                    2,946,788
                                                              ------------

  BEVERAGES 3.3%
  Coca-Cola Co (The)..............................  123,685      5,778,563
  PepsiCo, Inc. ..................................  100,302      6,363,159
                                                              ------------
TOTAL BEVERAGES                                                 12,141,722
                                                              ------------
  BIOTECHNOLOGY 2.1%
  Amgen, Inc.*....................................   71,577      5,433,410
  Genentech, Inc.*................................   28,325      2,359,473
                                                              ------------
TOTAL BIOTECHNOLOGY                                              7,792,883
                                                              ------------

  CAPITAL MARKETS 3.8%
  Goldman Sachs Group, Inc. ......................   21,583      4,096,237
  Merrill Lynch & Co., Inc. ......................   55,914      4,888,002
  Morgan Stanley..................................   65,007      4,968,485
                                                              ------------
TOTAL CAPITAL MARKETS                                           13,952,724
                                                              ------------
  COMMERCIAL BANKS 3.8%
  Wachovia Corp. .................................  114,484      6,353,862
  Wells Fargo & Co. ..............................  203,939      7,400,946
                                                              ------------
TOTAL COMMERCIAL BANKS                                          13,754,808
                                                              ------------
  COMMUNICATIONS EQUIPMENT 3.5%
  Cisco Systems, Inc.*............................  370,519      8,940,624
  QUALCOMM, Inc. .................................  101,734      3,702,100
                                                              ------------
TOTAL COMMUNICATIONS EQUIPMENT
                                                                12,642,724
                                                              ------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------

  COMPUTERS & PERIPHERALS 5.1%
  Dell, Inc.*.....................................  140,028     $3,406,881
  Hewlett-Packard Co. ............................  170,089      6,589,248
  International Business Machines Corp. ..........   94,098      8,688,068
                                                              ------------
TOTAL COMPUTERS & PERIPHERALS
                                                                18,684,197
                                                              ------------

  CONSUMER FINANCE 1.0%
  American Express Co. ...........................   65,678      3,796,845
                                                              ------------
TOTAL CONSUMER FINANCE                                           3,796,845
                                                              ------------

  DIVERSIFIED FINANCIAL SERVICES 11.0%
  Bank of America Corp. ..........................  276,990     14,921,451
  Citigroup, Inc. ................................  301,730     15,134,777
  JPMorgan Chase & Co. ...........................  210,877     10,004,005
                                                              ------------
TOTAL DIVERSIFIED FINANCIAL SERVICES
                                                                40,060,233
                                                              ------------

  DIVERSIFIED TELECOMMUNICATION SERVICES 5.4%
  AT&T Corp. .....................................  235,984      8,082,452
  BellSouth Corp. ................................  109,784      4,951,258
  Verizon Communications, Inc. ...................  177,057      6,551,109
                                                              ------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES
                                                                19,584,819
                                                              ------------

  FOOD & STAPLES RETAILING 2.0%
  Wal-Mart Stores, Inc. ..........................  149,231      7,354,104
                                                              ------------
TOTAL FOOD & STAPLES RETAILING
                                                                 7,354,104
                                                              ------------

  HEALTH CARE EQUIPMENT & SUPPLIES 1.0%
  Medtronic, Inc. ................................   73,263      3,566,443
                                                              ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES
                                                                 3,566,443
                                                              ------------

See Notes to Financial Statements.

 ANNUAL REPORT 44

RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2006
--------------------------------------------------------------------------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HEALTH CARE PROVIDERS & SERVICES 1.1%
  UnitedHealth Group, Inc. .......................   81,757     $3,988,106
                                                              ------------
TOTAL HEALTH CARE PROVIDERS & SERVICES
                                                                 3,988,106
                                                              ------------

  HOUSEHOLD PRODUCTS 3.5%
  Procter & Gamble Co. ...........................  199,171     12,625,450
                                                              ------------
TOTAL HOUSEHOLD PRODUCTS                                        12,625,450
                                                              ------------

  INDUSTRIAL CONGLOMERATES 7.1%
  3M Co. .........................................   45,760      3,607,718
  General Electric Co. ...........................  631,131     22,159,010
                                                              ------------
TOTAL INDUSTRIAL CONGLOMERATES
                                                                25,766,728
                                                              ------------
  INSURANCE 2.5%
  American International Group, Inc. .............  133,678      8,979,151
                                                              ------------
TOTAL INSURANCE                                                  8,979,151
                                                              ------------

  INTERNET SOFTWARE & SERVICES 1.6%
  Google, Inc. -- Class A*........................   12,672      6,036,814
                                                              ------------
TOTAL INTERNET SOFTWARE & SERVICES
                                                                 6,036,814
                                                              ------------
  MEDIA 4.6%
  Comcast Corp. -- Class A*.......................  118,238      4,808,739
  News Corp. -- Class A...........................  139,750      2,913,788
  Time Warner, Inc. ..............................  243,065      4,863,731
  Walt Disney Co. ................................  133,218      4,191,038
                                                              ------------
TOTAL MEDIA                                                     16,777,296
                                                              ------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------
  OIL, GAS & CONSUMABLE FUELS 11.3%
  Chevron Corp. ..................................  134,521     $9,039,811
  ConocoPhillips..................................  100,180      6,034,843
  Exxon Mobil Corp. ..............................  367,227     26,227,353
                                                              ------------
TOTAL OIL, GAS & CONSUMABLE FUELS
                                                                41,302,007
                                                              ------------

  PHARMACEUTICALS 10.6%
  Abbott Laboratories.............................   92,629      4,400,804
  Johnson & Johnson...............................  179,714     12,112,724
  Merck & Co., Inc. ..............................  132,470      6,016,787
  Pfizer, Inc. ...................................  444,727     11,851,974
  Wyeth...........................................   81,692      4,168,743
                                                              ------------
TOTAL PHARMACEUTICALS                                           38,551,032
                                                              ------------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.1%
  Intel Corp. ....................................  353,068      7,534,471
                                                              ------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                                                                 7,534,471
                                                              ------------

  SOFTWARE 5.5%
  Microsoft Corp. ................................  538,671     15,465,245
  Oracle Corp.*...................................  241,220      4,455,333
                                                              ------------
TOTAL SOFTWARE                                                  19,920,578
                                                              ------------

  SPECIALTY RETAIL 1.3%
  Home Depot, Inc. ...............................  128,544      4,798,548
                                                              ------------
TOTAL SPECIALTY RETAIL                                           4,798,548
                                                              ------------

  TOBACCO 2.8%
  Altria Group, Inc. .............................  126,739     10,307,683
                                                              ------------
TOTAL TOBACCO                                                   10,307,683
                                                              ------------

  WIRELESS TELECOMMUNICATION SERVICES 0.9%
  Sprint Nextel Corp. ............................  175,923      3,288,001
                                                              ------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES
                                                                 3,288,001
                                                              ------------
TOTAL COMMON STOCKS
  (Cost $343,381,777)                                          364,062,340
--------------------------------------------------------------------------

See Notes to Financial Statements.

                                                                ANNUAL REPORT 45

RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2006
--------------------------------------------------------------------------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------
SHORT TERM INVESTMENTS 0.1%
  SSgA Prime Money Market Fund....................  426,120       $426,120
                                                              ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $426,121)                                                  426,120
                                                              ------------
TOTAL INVESTMENTS 100.0%
  (Cost $343,807,897)                                          364,488,460
                                                              ------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.0%(A)
                                                                    52,955
                                                              ------------
NET ASSETS--100.0%                                            $364,541,415
--------------------------------------------------------------------------

 *  Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

 ANNUAL REPORT 46

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2006
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS 99.7%
  AEROSPACE & DEFENSE 1.9%
  Northrop Grumman Corp. .........................   2,257      $149,842
  Raytheon Co. ...................................   1,873        93,556
  United Technologies Corp. ......................   2,440       160,357
                                                             -----------
TOTAL AEROSPACE & DEFENSE                                        403,755
                                                             -----------

  AUTO COMPONENTS 0.9%
  Johnson Controls, Inc. .........................   2,251       183,546
                                                             -----------
TOTAL AUTO COMPONENTS                                            183,546
                                                             -----------

  AUTOMOBILES 3.0%
  Ford Motor Co. .................................  34,073       282,124
  General Motors Corp. ...........................  10,417       363,762
                                                             -----------
TOTAL AUTOMOBILES                                                645,886
                                                             -----------

  BEVERAGES 2.1%
  Coca-Cola Enterprises, Inc. ....................   7,758       155,393
  Constellation Brands, Inc. -- Class A*..........   3,230        88,793
  Molson Coors Brewing Co. -- Class B.............   2,869       204,215
                                                             -----------
TOTAL BEVERAGES                                                  448,401
                                                             -----------

  BUILDING PRODUCTS 0.2%
  Masco Corp. ....................................   1,900        52,535
                                                             -----------
TOTAL BUILDING PRODUCTS                                           52,535
                                                             -----------
  CAPITAL MARKETS 0.7%
  Bear Stearns Cos., Inc. ........................     468        70,832
  Morgan Stanley..................................   1,126        86,060
                                                             -----------
TOTAL CAPITAL MARKETS                                            156,892
                                                             -----------

  CHEMICALS 2.9%
  Ashland, Inc. ..................................   2,948       174,227
  Dow Chemical Co. (The)..........................   1,301        53,068
  Du Pont (E.I.) de Nemours & Co. ................   1,682        77,035

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
  Eastman Chemical Co. ...........................   2,786      $169,723
  PPG Industries, Inc. ...........................     921        62,996
  Rohm & Haas Co. ................................   1,429        74,051
                                                             -----------
TOTAL CHEMICALS                                                  611,100
                                                             -----------

  COMMERCIAL BANKS 5.9%
  AmSouth Bancorporation..........................   2,652        80,143
  BB&T Corp. .....................................   1,783        77,596
  Comerica, Inc. .................................     909        52,895
  First Horizon National Corp. ...................   3,460       136,047
  Huntington Bancshares, Inc. ....................   4,338       105,891
  KeyCorp.........................................   2,927       108,709
  National City Corp. ............................   2,913       108,509
  North Fork Bancorporation, Inc. ................   3,401        97,201
  PNC Financial Services Group, Inc. .............   1,166        81,655
  Regions Financial Corp. ........................   2,965       112,522
  SunTrust Banks, Inc. ...........................   1,275       100,712
  U.S. Bancorp....................................   1,716        58,069
  Wachovia Corp. .................................   1,054        58,497
  Wells Fargo & Co. ..............................   1,914        69,459
                                                             -----------
TOTAL COMMERCIAL BANKS                                         1,247,905
                                                             -----------

  COMMERCIAL SERVICES & SUPPLIES 2.2%
  Allied Waste Industries, Inc.*..................  23,871       290,032
  Avery Dennison Corp. ...........................   1,021        64,466
  R.R. Donnelley & Sons Co. ......................   3,116       105,508
                                                             -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES
                                                                 460,006
                                                             -----------

  CONTAINERS & PACKAGING 1.0%
  Bemis Co. ......................................   3,796       127,621
  Temple-Inland, Inc. ............................   2,390        94,262
                                                             -----------
TOTAL CONTAINERS & PACKAGING                                     221,883
                                                             -----------

See Notes to Financial Statements.

                                                                ANNUAL REPORT 47

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2006
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES 1.9%
  CIT Group, Inc. ................................   1,703       $88,641
  Citigroup, Inc. ................................   2,307       115,719
  JPMorgan Chase & Co. ...........................   4,310       204,467
                                                             -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES
                                                                 408,827
                                                             -----------

  DIVERSIFIED TELECOMMUNICATION SERVICES 6.2%
  AT&T Corp. .....................................   6,420       219,885
  BellSouth Corp. ................................   4,829       217,788
  CenturyTel, Inc. ...............................   2,531       101,847
  Citizens Communications Co. ....................  10,192       149,415
  Embarq Corp. ...................................   2,443       118,119
  Qwest Communications International, Inc.*.......  18,997       163,944
  Verizon Communications, Inc. ...................   6,055       224,035
  Windstream Corp. ...............................   9,432       129,407
                                                             -----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES
                                                               1,324,440
                                                             -----------
  ELECTRIC UTILITIES 5.5%
  American Electric Power Co., Inc. ..............   3,752       155,445
  Entergy Corp. ..................................   1,384       118,789
  FirstEnergy Corp. ..............................   1,638        96,396
  FPL Group, Inc. ................................   1,820        92,820
  Pinnacle West Capital Corp. ....................   3,412       163,128
  PPL Corp. ......................................   6,368       219,823
  Progress Energy, Inc. ..........................   5,047       232,162
  Southern Co. ...................................   2,526        91,947
                                                             -----------
TOTAL ELECTRIC UTILITIES                                       1,170,510
                                                             -----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.3%
  Sanmina-SCI Corp.*..............................  39,102       154,453
  Solectron Corp.*................................  34,117       113,951
                                                             -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS
                                                                 268,404
                                                             -----------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------

  ENERGY EQUIPMENT & SERVICES 0.9%
  Duke Energy Corp. ..............................   5,716      $180,854
                                                             -----------
TOTAL ENERGY EQUIPMENT & SERVICES
                                                                 180,854
                                                             -----------

  FOOD & STAPLES RETAILING 3.1%
  Costco Wholesale Corp. .........................   1,931       103,077
  CVS Corp. ......................................   4,389       137,727
  Safeway, Inc. ..................................   6,165       181,004
  SUPERVALU, Inc. ................................   7,373       246,258
                                                             -----------
TOTAL FOOD & STAPLES RETAILING                                   668,066
                                                             -----------

  FOOD PRODUCTS 2.5%
  Archer-Daniels-Midland Co. .....................   5,664       218,064
  ConAgra Foods, Inc. ............................   5,600       146,440
  Tyson Foods, Inc. -- Class A....................  11,683       168,819
                                                             -----------
TOTAL FOOD PRODUCTS                                              533,323
                                                             -----------

  GAS UTILITIES 1.9%
  Nicor, Inc. ....................................   4,005       184,070
  Peoples Energy Corp. ...........................   5,107       223,125
                                                             -----------
TOTAL GAS UTILITIES                                              407,195
                                                             -----------

  HEALTH CARE PROVIDERS & SERVICES 1.1%
  McKesson Corp. .................................   1,147        57,453
  Tenet Healthcare Corp.*.........................   7,891        55,710
  WellPoint, Inc.*................................   1,596       121,807
                                                             -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES
                                                                 234,970
                                                             -----------

  HOUSEHOLD DURABLES 2.7%
  Leggett & Platt, Inc. ..........................   3,507        81,889
  Newell Rubbermaid, Inc. ........................   3,530       101,593
  Pulte Homes, Inc. ..............................   3,841       119,033
  Snap-On, Inc. ..................................   2,309       108,592
  Whirlpool Corp. ................................   1,954       169,861
                                                             -----------
TOTAL HOUSEHOLD DURABLES                                         580,968
                                                             -----------

See Notes to Financial Statements.

 ANNUAL REPORT 48

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2006
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.6%
  Constellation Energy Group, Inc. ...............   1,580       $98,592
  Dynegy, Inc. -- Class A*........................  38,909       236,567
                                                             -----------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
                                                                 335,159
                                                             -----------

  INDUSTRIAL CONGLOMERATES 0.3%
  Textron, Inc. ..................................     605        55,013
                                                             -----------
TOTAL INDUSTRIAL CONGLOMERATES                                    55,013
                                                             -----------
  INSURANCE 8.7%
  ACE Ltd. .......................................   3,971       227,340
  Allstate Corp...................................   1,811       111,123
  Aon Corp. ......................................   2,301        80,052
  Chubb Corp. ....................................   3,186       169,336
  Genworth Financial, Inc. -- Class A.............   4,050       135,432
  Hartford Financial Services Group, Inc. ........     947        82,550
  Lincoln National Corp. .........................   1,895       119,973
  Loews Corp. ....................................   2,524        98,234
  MetLife, Inc. ..................................   2,287       130,656
  SAFECO Corp. ...................................   1,752       101,949
  St. Paul Travelers Cos., Inc. ..................   3,339       170,723
  UnumProvident Corp. ............................   9,730       192,459
  XL Capital Ltd. -- Class A......................   3,111       219,481
                                                             -----------
TOTAL INSURANCE                                                1,839,308
                                                             -----------

  IT SERVICES 3.1%
  Computer Sciences Corp.*........................   3,512       185,609
  Electronic Data Systems Corp. ..................   6,778       171,687
  Sabre Holdings Corp. ...........................   4,454       113,221
  Unisys Corp.*...................................  28,343       185,363
                                                             -----------
TOTAL IT SERVICES                                                655,880
                                                             -----------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------

  LEISURE EQUIPMENT & PRODUCTS 0.8%
  Brunswick Corp. ................................   1,137       $35,816
  Eastman Kodak Co. ..............................   5,888       143,667
                                                             -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS
                                                                 179,483
                                                             -----------

  MACHINERY 2.6%
  Caterpillar, Inc. ..............................   1,674       101,628
  Cummins, Inc. ..................................   1,014       128,758
  Deere & Co. ....................................   1,593       135,612
  Ingersoll-Rand Co., Ltd. -- Class A.............   3,607       132,413
  Navistar International Corp.*...................   1,660        46,032
                                                             -----------
TOTAL MACHINERY                                                  544,443
                                                             -----------

  METALS & MINING 3.1%
  Alcoa, Inc. ....................................   3,437        99,364
  Nucor Corp. ....................................   1,597        93,281
  Phelps Dodge Corp. .............................     993        99,677
  United States Steel Corp. ......................   5,364       362,606
                                                             -----------
TOTAL METALS & MINING                                            654,928
                                                             -----------

  MULTI-UTILITIES 8.5%
  Ameren Corp. ...................................   2,324       125,728
  CenterPoint Energy, Inc. .......................   8,615       133,360
  CMS Energy Corp.*...............................  10,679       159,010
  Consolidated Edison, Inc. ......................   3,577       172,948
  Dominion Resources, Inc. .......................     900        72,891
  DTE Energy Co. .................................   3,757       170,681
  KeySpan Corp. ..................................   5,566       225,868
  NiSource, Inc. .................................   8,148       189,604
  PG&E Corp. .....................................   3,268       140,982
  Public Service Enterprise Group, Inc. ..........     970        59,218
  Sempra Energy...................................   2,115       112,180
  TECO Energy, Inc. ..............................   2,566        42,313
  Xcel Energy, Inc. ..............................   8,965       197,858
                                                             -----------
TOTAL MULTI-UTILITIES                                          1,802,641
                                                             -----------

See Notes to Financial Statements.

                                                                ANNUAL REPORT 49

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2006
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTILINE RETAIL 4.2%
  Big Lots, Inc.*.................................  14,862      $313,291
  Dillard's, Inc. -- Class A......................  12,934       390,219
  Federated Department Stores, Inc. ..............   2,708       118,908
  Nordstrom, Inc. ................................   1,379        65,296
                                                             -----------
TOTAL MULTILINE RETAIL                                           887,714
                                                             -----------
  OIL, GAS & CONSUMABLE FUELS 3.1%
  El Paso Corp. ..................................   8,005       109,669
  ConocoPhillips..................................   4,152       250,117
  Marathon Oil Corp. .............................   1,733       149,731
  Sunoco, Inc. ...................................   2,303       152,297
                                                             -----------
TOTAL OIL, GAS & CONSUMABLE FUELS
                                                                 661,814
                                                             -----------
  PAPER & FOREST PRODUCTS 3.1%
  International Paper Co. ........................   5,912       197,165
  Louisiana-Pacific Corp. ........................   5,949       117,671
  MeadWestvaco Corp. .............................   6,136       168,863
  Weyerhaeuser Co. ...............................   2,618       166,479
                                                             -----------
TOTAL PAPER & FOREST PRODUCTS                                    650,178
                                                             -----------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 2.7%
  Apartment Investment & Management Co. -- Class
    A.............................................   3,114       178,494
  Archstone-Smith Trust...........................   1,084        65,268
  Equity Office Properties Trust..................   3,896       165,580
  Equity Residential Properties Trust.............   1,125        61,436
  Kimco Realty Corp. .............................   2,476       110,009
                                                             -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)
                                                                 580,787
                                                             -----------
  ROAD & RAIL 3.0%
  CSX Corp. ......................................   3,341       119,173
  Ryder System, Inc. .............................   7,320       385,398
  Union Pacific Corp. ............................   1,389       125,885
                                                             -----------
TOTAL ROAD & RAIL                                                630,456
                                                             -----------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.5%
  Micron Technology, Inc.*........................   8,029      $116,019
                                                             -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                                                                 116,019
                                                             -----------
  SPECIALTY RETAIL 4.1%
  AutoNation, Inc.*...............................   8,037       161,142
  Circuit City Stores, Inc. ......................   8,615       232,433
  Limited Brands, Inc. ...........................   4,584       135,090
  OfficeMax, Inc. ................................   7,190       342,100
                                                             -----------
TOTAL SPECIALTY RETAIL                                           870,765
                                                             -----------
  TEXTILES, APPAREL & LUXURY GOODS 0.9%
  Jones Apparel Group, Inc. ......................   5,505       183,867
                                                             -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS
                                                                 183,867
                                                             -----------
  THRIFTS & MORTGAGE FINANCE 0.7%
  Washington Mutual, Inc. ........................   3,282       138,829
                                                             -----------
TOTAL THRIFTS & MORTGAGE FINANCE
                                                                 138,829
                                                             -----------
  TOBACCO 0.8%
  Reynolds American, Inc. ........................   2,805       177,164
                                                             -----------
TOTAL TOBACCO                                                    177,164
                                                             -----------
TOTAL COMMON STOCKS
  (Cost $20,162,938)                                          21,173,914
                                                             -----------
SHORT TERM INVESTMENTS 0.0%(a)
  SSgA Prime Money Market Fund....................     100           100
                                                             -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $100)                                                        100
                                                             -----------
TOTAL INVESTMENTS 99.7%
  (Cost $20,163,038)                                          21,174,014
                                                             -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.3%
                                                                  58,175
                                                             -----------
NET ASSETS--100.0%                                           $21,232,189
------------------------------------------------------------------------

 *  Non-Income Producing Security.
(a) Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

 ANNUAL REPORT 50

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2006
--------------------------------------------------------------------------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------
COMMON STOCKS 99.9%
  AEROSPACE & DEFENSE 1.2%
  General Dynamics Corp. .........................    1,510       $107,361
  L-3 Communications Holdings, Inc. ..............    1,370        110,312
                                                              ------------
TOTAL AEROSPACE & DEFENSE                                          217,673
                                                              ------------
  AUTO COMPONENTS 0.8%
  Goodyear Tire & Rubber Co.*.....................    8,928        136,866
                                                              ------------
TOTAL AUTO COMPONENTS                                              136,866
                                                              ------------
  AUTOMOBILES 1.2%
  Harley-Davidson, Inc. ..........................    3,199        219,547
                                                              ------------
TOTAL AUTOMOBILES                                                  219,547
                                                              ------------

  BEVERAGES 1.1%
  Anheuser-Busch Cos., Inc. ......................    3,049        144,583
  PepsiCo, Inc. ..................................      820         52,021
                                                              ------------
TOTAL BEVERAGES                                                    196,604
                                                              ------------

  BIOTECHNOLOGY 1.2%
  Amgen, Inc.*....................................      720         54,655
  Gilead Sciences, Inc.*..........................    1,520        104,728
  Medimmune, Inc.*................................    1,610         51,585
                                                              ------------
TOTAL BIOTECHNOLOGY                                                210,968
                                                              ------------

  CAPITAL MARKETS 1.6%
  Federated Investors, Inc. -- Class B............    4,739        162,500
  Janus Capital Group, Inc. ......................    3,819         76,686
  Legg Mason, Inc. ...............................      400         36,008
                                                              ------------
TOTAL CAPITAL MARKETS                                              275,194
                                                              ------------
  CHEMICALS 1.1%
  Ecolab, Inc. ...................................    2,709        122,853
  Sigma-Aldrich Corp. ............................    1,040         78,115
                                                              ------------
TOTAL CHEMICALS                                                    200,968
                                                              ------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------

  COMMERCIAL BANKS 0.5%
  Commerce Bancorp, Inc. .........................    2,449        $85,519
                                                              ------------
TOTAL COMMERCIAL BANKS                                              85,519
                                                              ------------

  COMMERCIAL SERVICES & SUPPLIES 0.6%
  Cintas Corp. ...................................    1,150         47,610
  Equifax, Inc. ..................................    1,350         51,341
                                                              ------------
TOTAL COMMERCIAL SERVICES & SUPPLIES
                                                                    98,951
                                                              ------------

  COMMUNICATIONS EQUIPMENT 0.3%
  Cisco Systems, Inc.*............................    2,010         48,501
                                                              ------------
TOTAL COMMUNICATIONS EQUIPMENT
                                                                    48,501
                                                              ------------

  COMPUTERS & PERIPHERALS 4.1%
  Dell, Inc.*.....................................    4,979        121,139
  International Business Machines Corp. ..........      690         63,708
  Lexmark International, Inc. -- Class A*.........    2,260        143,713
  Network Appliance, Inc.*........................    3,719        135,743
  QLogic Corp.*...................................    7,808        160,689
  SanDisk Corp.*..................................    2,050         98,605
                                                              ------------
TOTAL COMPUTERS & PERIPHERALS
                                                                   723,597
                                                              ------------

  CONSUMER FINANCE 2.1%
  American Express Co. ...........................      760         43,936
  Capital One Financial Corp. ....................    2,240        177,699
  SLM Corp. ......................................    3,019        146,965
                                                              ------------
TOTAL CONSUMER FINANCE                                             368,600
                                                              ------------

  CONTAINERS & PACKAGING 1.0%
  Ball Corp. .....................................    4,109        170,893
                                                              ------------
TOTAL CONTAINERS & PACKAGING                                       170,893
                                                              ------------

See Notes to Financial Statements.

                                                                ANNUAL REPORT 51

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2006
--------------------------------------------------------------------------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED CONSUMER SERVICES 1.5%
  Apollo Group, Inc. -- Class A*..................    3,369       $124,518
  H&R Block, Inc. ................................    6,819        149,064
                                                              ------------
TOTAL DIVERSIFIED CONSUMER SERVICES
                                                                   273,582
                                                              ------------

  DIVERSIFIED FINANCIAL SERVICES 1.4%
  Chicago Mercantile Exchange Holdings, Inc. .....      488        244,488
                                                              ------------
TOTAL DIVERSIFIED FINANCIAL SERVICES
                                                                   244,488
                                                              ------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.2%
  Jabil Circuit, Inc. ............................    1,480         42,491
                                                              ------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS
                                                                    42,491
                                                              ------------

  ENERGY EQUIPMENT & SERVICES 0.6%
  BJ Services Co. ................................    2,240         67,558
  Nabors Industries Ltd.*.........................    1,070         33,042
                                                              ------------
TOTAL ENERGY EQUIPMENT & SERVICES
                                                                   100,600
                                                              ------------

  FOOD & STAPLES RETAILING 1.9%
  Sysco Corp. ....................................    2,989        104,555
  Wal-Mart Stores, Inc. ..........................    1,890         93,139
  Walgreen Co. ...................................    1,920         83,866
  Whole Foods Market, Inc. .......................      960         61,286
                                                              ------------
TOTAL FOOD & STAPLES RETAILING
                                                                   342,846
                                                              ------------

  FOOD PRODUCTS 2.8%
  Campbell Soup Co. ..............................    3,269        122,195
  General Mills, Inc. ............................    2,809        159,607
  Kellogg Co. ....................................    1,850         93,074
  McCormick & Co, Inc. ...........................    2,030         75,922
  Wm. Wrigley Jr. Co. ............................      970         50,392
                                                              ------------
TOTAL FOOD PRODUCTS                                                501,190
                                                              ------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------

  HEALTH CARE EQUIPMENT & SUPPLIES 5.1%
  Becton Dickinson & Co. .........................      810        $56,724
  Biomet, Inc. ...................................    2,989        113,104
  Boston Scientific Corp.*........................    3,339         53,123
  Hospira, Inc.*..................................    3,899        141,729
  Medtronic, Inc. ................................    1,680         81,782
  St Jude Medical, Inc.*..........................    2,150         73,853
  Stryker Corp. ..................................    3,629        189,760
  Zimmer Holdings, Inc.*..........................    2,699        194,355
                                                              ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES
                                                                   904,430
                                                              ------------

  HEALTH CARE PROVIDERS & SERVICES 9.1%
  AmerisourceBergen Corp. ........................    4,439        209,521
  Cardinal Health, Inc. ..........................    1,680        109,956
  Caremark Rx, Inc. ..............................    2,749        135,333
  Coventry Health Care, Inc.*.....................    3,139        147,376
  Express Scripts, Inc.*..........................    2,699        171,980
  Health Management Associates, Inc. -- Class A...    4,419         87,054
  Humana, Inc.*...................................    2,599        155,940
  Laboratory Corp. of America Holdings*...........      750         51,368
  Manor Care, Inc. ...............................    3,499        167,917
  Patterson Cos., Inc.*...........................    2,939         96,546
  Quest Diagnostics, Inc. ........................    2,100        104,454
  UnitedHealth Group, Inc. .......................    3,379        164,828
                                                              ------------
TOTAL HEALTH CARE PROVIDERS & SERVICES
                                                                 1,602,273
                                                              ------------

  HEALTH CARE TECHNOLOGY 0.7%
  IMS Health, Inc. ...............................    4,609        128,361
                                                              ------------
TOTAL HEALTH CARE TECHNOLOGY                                       128,361
                                                              ------------

See Notes to Financial Statements.

 ANNUAL REPORT 52

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2006
--------------------------------------------------------------------------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOTELS RESTAURANTS & LEISURE 5.4%
  Darden Restaurants, Inc. .......................    2,679       $112,250
  International Game Technology, Inc. ............    8,818        374,853
  Starbucks Corp.*................................    5,239        197,772
  Starwood Hotels & Resorts Worldwide, Inc. ......    1,030         61,532
  Wendy's International, Inc. ....................    2,676         92,590
  Yum! Brands, Inc. ..............................    1,860        110,596
                                                              ------------
TOTAL HOTELS RESTAURANTS & LEISURE
                                                                   949,593
                                                              ------------
  HOUSEHOLD DURABLES 4.5%
  Black & Decker Corp. ...........................    2,360        197,957
  Centex Corp. ...................................    2,220        116,106
  D.R. Horton, Inc. ..............................    4,949        115,955
  Fortune Brands, Inc. ...........................    1,610        123,889
  Harman International Industries, Inc. ..........      890         91,092
  Lennar Corp. -- Class A.........................    3,169        150,464
                                                              ------------
TOTAL HOUSEHOLD DURABLES                                           795,463
                                                              ------------
  HOUSEHOLD PRODUCTS 1.9%
  Clorox Co. .....................................    2,130        137,513
  Colgate-Palmolive Co. ..........................    2,230        142,653
  Procter & Gamble Co. ...........................    1,000         63,390
                                                              ------------
TOTAL HOUSEHOLD PRODUCTS                                           343,556
                                                              ------------

  INSURANCE 1.4%
  Ambac Financial Group, Inc. ....................    1,310        109,372
  Progressive Corp. ..............................    5,439        131,461
                                                              ------------
TOTAL INSURANCE                                                    240,833
                                                              ------------
  INTERNET & CATALOG RETAIL 1.2%
  Amazon.Com, Inc.*...............................    5,469        208,314
                                                              ------------
TOTAL INTERNET & CATALOG RETAIL
                                                                   208,314
                                                              ------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------

  INTERNET SOFTWARE & SERVICES 3.8%
  eBay, Inc.*.....................................    5,079       $163,188
  Google, Inc.* -- Class A........................      700        333,473
  VeriSign, Inc.*.................................    2,889         59,745
  Yahoo!, Inc.*...................................    4,459        117,450
                                                              ------------
TOTAL INTERNET SOFTWARE & SERVICES
                                                                   673,856
                                                              ------------

  IT SERVICES 2.0%
  Affiliated Computer Services, Inc. -- Class
    A*............................................    1,930        103,216
  First Data Corp. ...............................    5,519        133,836
  Fiserv, Inc.*...................................    2,220        109,668
                                                              ------------
TOTAL IT SERVICES                                                  346,720
                                                              ------------

  LIFE SCIENCES TOOLS & SERVICES 2.6%
  Fisher Scientific International, Inc.*..........    3,079        263,624
  Millipore Corp.*................................      769         49,624
  Waters Corp.*...................................    2,819        140,386
                                                              ------------
TOTAL LIFE SCIENCES TOOLS & SERVICES
                                                                   453,634
                                                              ------------

  MACHINERY 0.9%
  Danaher Corp. ..................................    1,070         76,794
  ITT Industries, Inc. ...........................    1,490         81,041
                                                              ------------
TOTAL MACHINERY                                                    157,835
                                                              ------------

  MEDIA 2.2%
  Clear Channel Communications, Inc. .............    3,249        113,228
  Dow Jones & Co., Inc. ..........................    2,320         81,409
  Omnicom Group, Inc. ............................    1,170        118,696
  Univision Communications, Inc. -- Class A*......    1,940         68,016
                                                              ------------
TOTAL MEDIA                                                        381,349
                                                              ------------

See Notes to Financial Statements.

                                                                ANNUAL REPORT 53

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2006
--------------------------------------------------------------------------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTILINE RETAIL 1.9%
  Kohl's Corp.*...................................    2,529       $178,547
  Sears Holdings Corp.*...........................      530         92,469
  Target Corp. ...................................    1,000         59,180
                                                              ------------
TOTAL MULTILINE RETAIL                                             330,196
                                                              ------------
  OIL, GAS & CONSUMABLE FUELS 7.0%
  Anadarko Petroleum Corp. .......................    3,299        153,140
  Apache Corp. ...................................    2,300        150,236
  Chesapeake Energy Corp. ........................    4,269        138,486
  Devon Energy Corp. .............................    3,409        227,857
  EOG Resources, Inc. ............................    1,820        121,085
  Valero Energy Corp. ............................    2,729        142,809
  XTO Energy, Inc. ...............................    6,609        308,376
                                                              ------------
TOTAL OIL, GAS & CONSUMABLE FUELS
                                                                 1,241,989
                                                              ------------

  PHARMACEUTICALS 5.5%
  Barr Pharmaceuticals, Inc.*.....................    2,519        131,920
  Forest Laboratories, Inc.*......................    5,159        252,481
  Eli Lilly & Co. ................................      830         46,488
  Johnson & Johnson...............................    1,020         68,748
  King Pharmaceuticals, Inc.*.....................    7,758        129,791
  Mylan Laboratories, Inc. .......................    4,339         88,950
  Pfizer, Inc. ...................................    2,969         79,124
  Schering-Plough Corp. ..........................    4,019         88,981
  Watson Pharmaceuticals, Inc.*...................    1,460         39,289
  Wyeth...........................................    1,060         54,092
                                                              ------------
TOTAL PHARMACEUTICALS                                              979,864
                                                              ------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.0%
  Broadcom Corp. -- Class A*......................    1,110        $33,599
  Maxim Integrated Products, Inc. ................    1,480         44,415
  NVIDIA Corp.*...................................   13,047        454,949
                                                              ------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                                                                   532,963
                                                              ------------

  SOFTWARE 4.2%
  Adobe Systems, Inc.*............................    4,649        177,824
  Citrix Systems, Inc.*...........................    3,579        105,688
  Electronic Arts, Inc.*..........................    1,910        101,020
  Intuit, Inc.*...................................    1,910         67,423
  Microsoft Corp. ................................    2,240         64,310
  Oracle Corp.*...................................    7,808        144,214
  Symantec Corp.*.................................    3,959         78,547
                                                              ------------
TOTAL SOFTWARE                                                     739,026
                                                              ------------

  SPECIALTY RETAIL 6.6%
  AutoZone, Inc.*.................................    2,310        258,720
  Bed Bath & Beyond, Inc.*........................    4,569        184,085
  Best Buy Co., Inc. .............................    3,009        166,247
  Home Depot, Inc. ...............................    2,410         89,965
  Lowe's Cos., Inc. ..............................    3,469        104,556
  RadioShack Corp. ...............................    3,969         70,807
  TJX Cos., Inc. .................................    8,258        239,069
  Tiffany & Co. ..................................    1,490         53,223
                                                              ------------
TOTAL SPECIALTY RETAIL                                           1,166,672
                                                              ------------

  TEXTILES, APPAREL & LUXURY GOODS 2.2%
  Coach, Inc.*....................................    6,199        245,728
  Liz Claiborne, Inc. ............................    2,150         90,666
  Nike, Inc. -- Class B...........................      590         54,209
                                                              ------------
TOTAL TEXTILES, APPAREL & LUXURY GOODS
                                                                   390,603
                                                              ------------

See Notes to Financial Statements.

 ANNUAL REPORT 54

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2006
--------------------------------------------------------------------------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
THRIFTS & MORTGAGE FINANCE 2.8%
  Countrywide Financial Corp. ....................    5,419       $206,572
  Federal Home Loan Mortgage Corp. ...............    2,669        184,134
  MGIC Investment Corp. ..........................    1,630         95,779
                                                              ------------
TOTAL THRIFTS & MORTGAGE FINANCE
                                                                   486,485
                                                              ------------
  TOBACCO 0.7%
  UST, Inc. ......................................    2,350        125,866
                                                              ------------
TOTAL TOBACCO                                                      125,866
                                                              ------------
TOTAL COMMON STOCKS
  (Cost $17,072,500)                                            17,638,959
                                                              ------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------
SHORT TERM INVESTMENTS 0.1%
  SSgA Prime Money Market Fund....................    9,109         $9,109
                                                              ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $9,109)                                                      9,109
                                                              ------------
TOTAL INVESTMENTS 100.0%
  (Cost $17,081,609)                                            17,648,068
                                                              ------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.0%(A)
                                                                     1,260
                                                              ------------
NET ASSETS--100.0%                                             $17,649,328
--------------------------------------------------------------------------

 *  Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

                                                                ANNUAL REPORT 55

RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2006
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS 99.8%
  AIRLINES 1.7%
  Alaska Air Group, Inc.*.........................   6,383      $256,277
                                                             -----------
TOTAL AIRLINES                                                   256,277
                                                             -----------

  AUTO COMPONENTS 4.8%
  ArvinMeritor, Inc. .............................  16,472       247,409
  Bandag, Inc. ...................................   2,628       115,343
  BorgWarner, Inc. ...............................     934        53,705
  Lear Corp. .....................................   8,604       259,927
  Modine Manufacturing Co. .......................   1,912        45,525
                                                             -----------
TOTAL AUTO COMPONENTS                                            721,909
                                                             -----------

  CHEMICALS 5.5%
  Albemarle Corp. ................................   1,408        91,562
  Cabot Corp. ....................................   2,578       101,960
  Chemtura Corp. .................................   3,879        33,282
  Ferro Corp. ....................................   7,486       147,624
  Lubrizol Corp. .................................   2,661       119,745
  Lyondell Chemical Co. ..........................   2,122        54,471
  RPM International, Inc. ........................   4,380        83,877
  Sensient Technologies Corp. ....................   8,036       185,230
                                                             -----------
TOTAL CHEMICALS                                                  817,751
                                                             -----------

  COMMERCIAL BANKS 0.2%
  FirstMerit Corp. ...............................   1,521        35,318
                                                             -----------
TOTAL COMMERCIAL BANKS                                            35,318
                                                             -----------

  COMMERCIAL SERVICES & SUPPLIES 2.9%
  Banta Corp. ....................................   1,090        48,265
  Brink's Co. (The)...............................   1,459        76,583
  Kelly Services, Inc. ...........................   4,589       132,072
  Manpower, Inc. .................................   2,530       171,458
                                                             -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES
                                                                 428,378
                                                             -----------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------

  COMMUNICATIONS EQUIPMENT 0.4%
  Andrew Corp.*...................................   5,944       $55,041
                                                             -----------
TOTAL COMMUNICATIONS EQUIPMENT
                                                                  55,041
                                                             -----------

  CONTAINERS & PACKAGING 1.5%
  Packaging Corp. of America......................   4,825       110,830
  Sonoco Products Co. ............................   3,179       112,791
                                                             -----------
TOTAL CONTAINERS & PACKAGING                                     223,621
                                                             -----------

  ELECTRIC UTILITIES 10.5%
  Duquesne Light Holdings, Inc. ..................   7,015       139,107
  Great Plains Energy, Inc........................   5,552       180,662
  Hawaiian Electric Industries, Inc. .............   4,573       128,136
  Idacorp, Inc. ..................................   4,998       197,071
  Northeast Utilities.............................  14,916       373,049
  Pepco Holdings, Inc. ...........................  11,162       283,738
  Sierra Pacific Resources*.......................   8,591       130,240
  Westar Energy, Inc. ............................   5,742       145,387
                                                             -----------
TOTAL ELECTRIC UTILITIES                                       1,577,390
                                                             -----------

See Notes to Financial Statements.

 ANNUAL REPORT 56

RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2006
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC EQUIPMENT & INSTRUMENTS 4.3%
  Arrow Electronics, Inc.*........................   3,368      $100,535
  Avnet, Inc.*....................................   4,778       113,143
  Ingram Micro, Inc. -- Class A*..................   7,046       145,218
  Tech Data Corp.*................................   4,538       178,570
  Vishay Intertechnology, Inc.*...................   7,812       105,384
                                                             -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS
                                                                 642,850
  FOOD & STAPLES RETAILING 2.0%
  BJ's Wholesale Club, Inc.*......................   3,939       112,852
  Ruddick Corp. ..................................   6,632       187,023
                                                             -----------
TOTAL FOOD & STAPLES RETAILING                                   299,875
                                                             -----------

  FOOD PRODUCTS 1.0%
  Smithfield Foods, Inc.*.........................   5,396       145,045
                                                             -----------
TOTAL FOOD PRODUCTS                                              145,045
                                                             -----------

  GAS UTILITIES 3.7%
  AGL Resources, Inc. ............................   2,195        82,313
  National Fuel Gas Co. ..........................   3,926       146,832
  Oneok, Inc. ....................................   4,200       174,846
  WGL Holdings, Inc. .............................   4,496       145,895
                                                             -----------
TOTAL GAS UTILITIES                                              549,886
                                                             -----------

  HEALTH CARE PROVIDERS & SERVICES 0.6%
  Triad Hospitals, Inc.*..........................   2,378        88,057
                                                             -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES
                                                                  88,057
                                                             -----------

  HOTELS RESTAURANTS & LEISURE 1.9%
  Bob Evans Farms, Inc. ..........................   6,170       209,225
  CBRL Group, Inc. ...............................   1,715        75,305
                                                             -----------
TOTAL HOTELS RESTAURANTS & LEISURE
                                                                 284,530
                                                             -----------
  HOUSEHOLD DURABLES 2.7%
  American Greetings Corp. -- Class A.............   1,991        47,605

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
  Blyth, Inc. ....................................   4,276      $102,282
  Furniture Brands International, Inc. ...........  11,980       222,828
  Tupperware Brands Corp. ........................   1,765        37,471
                                                             -----------
TOTAL HOUSEHOLD DURABLES                                         410,186
                                                             -----------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.5%
  Black Hills Corp. ..............................   2,251        77,682
                                                             -----------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
                                                                  77,682
                                                             -----------

  INDUSTRIAL CONGLOMERATES 1.8%
  Sequa Corp.*....................................   2,530       268,458
                                                             -----------
TOTAL INDUSTRIAL CONGLOMERATES                                   268,458
                                                             -----------

  INSURANCE 9.9%
  American Financial Group, Inc. .................   5,706       273,089
  AmerUs Group Co. ...............................   1,363        93,338
  First American Corp. ...........................   3,056       124,777
  Hanover Insurance Group, Inc. (The).............   1,867        84,668
  HCC Insurance Holdings, Inc. ...................   4,544       152,951
  Horace Mann Educators Corp. ....................   5,322       107,185
  Mercury General Corp. ..........................   1,431        74,083
  Old Republic International Corp. ...............   6,986       157,395
  Ohio Casualty Corp. ............................   3,802       104,289
  Protective Life Corp. ..........................   3,150       139,388
  Stancorp Financial Group, Inc. .................   1,854        84,709
  Unitrin, Inc. ..................................   1,986        85,259
                                                             -----------
TOTAL INSURANCE                                                1,481,131
                                                             -----------

  LEISURE EQUIPMENT & PRODUCTS 0.3%
  Callaway Golf Co. ..............................   2,908        39,054
                                                             -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS
                                                                  39,054
                                                             -----------

See Notes to Financial Statements.

                                                                ANNUAL REPORT 57

RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2006
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY 4.1%
  AGCO Corp.*.....................................   8,446      $225,931
  Harsco Corp. ...................................     696        56,814
  Kennametal, Inc. ...............................   1,495        92,256
  SPX Corp. ......................................   2,132       122,633
  Timken Co. .....................................   4,096       123,085
                                                             -----------
TOTAL MACHINERY                                                  620,719
                                                             -----------

  MEDIA 0.6%
  Media General, Inc. -- Class A..................   1,075        39,882
  Scholastic Corp.*...............................   1,709        53,697
                                                             -----------
TOTAL MEDIA                                                       93,579
------------------------------------------------------------------------
                                                             -----------

  METALS & MINING 3.8%
  Commercial Metals Co. ..........................   4,403       117,164
  Reliance Steel & Aluminum Co. ..................   2,441        83,848
  Steel Dynamics, Inc. ...........................   3,548       213,270
  Worthington Industries..........................   8,835       152,669
                                                             -----------
TOTAL METALS & MINING                                            566,951
                                                             -----------

  MULTI-UTILITIES 11.9%
  Alliant Energy Corp. ...........................   5,720       219,362
  Energy East Corp. ..............................   7,096       172,504
  MDU Resources Group, Inc. ......................   1,839        47,226
  NSTAR...........................................   9,293       323,303
  OGE Energy Corp. ...............................   6,234       240,508
  PNM Resources, Inc. ............................   3,897       109,739
  Puget Energy, Inc. .............................   8,650       206,562
  SCANA Corp. ....................................   2,607       104,176
  Vectren Corp. ..................................   4,040       117,402
  Wisconsin Energy Corp. .........................   1,982        91,053
  WPS Resources Corp. ............................   2,938       156,331
                                                             -----------
TOTAL MULTI-UTILITIES                                          1,788,166
                                                             -----------

  MULTILINE RETAIL 0.9%
  Saks, Inc. .....................................   6,556       126,793
                                                             -----------
TOTAL MULTILINE RETAIL                                           126,793
                                                             -----------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------

  OIL, GAS & CONSUMABLE FUELS 0.3%
  Forest Oil Corp.*...............................   1,353       $44,162
                                                             -----------
TOTAL OIL, GAS & CONSUMABLE FUELS
                                                                  44,162
                                                             -----------

  PAPER & FOREST PRODUCTS 2.2%
  Bowater, Inc. ..................................   5,652       118,183
  Glatfelter......................................   6,461        94,589
  Potlatch Corp. .................................   1,543        62,646
  Rayonier, Inc. .................................   1,466        60,092
                                                             -----------
TOTAL PAPER & FOREST
  PRODUCTS                                                       335,510
                                                             -----------

  REAL ESTATE INVESTMENT
    TRUSTS (REITS) 4.6%
  AMB Property Corp. .............................     837        48,889
  Highwoods Properties, Inc. .....................   3,793       144,893
  Hospitality Properties Trust                       2,000        96,920
  Liberty Property Trust..........................   1,681        81,024
  Mack-Cali Realty Corp. .........................   2,115       111,883
  New Plan Excel Realty Trust.....................   4,711       135,677
  United Dominion Realty Trust, Inc. .............   1,929        62,442
                                                             -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)
                                                                 681,728
                                                             -----------

  ROAD & RAIL 4.0%
  JB Hunt Transport Services, Inc. ...............   8,706       188,398
  Swift Transportation Co, Inc.*..................   6,596       165,889
  Werner Enterprises, Inc. .......................   5,166        94,796
  YRC Worldwide, Inc.*............................   3,925       152,055
                                                             -----------
TOTAL ROAD & RAIL                                                601,138
                                                             -----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.1%
  Atmel Corp.*....................................  81,798       470,339
                                                             -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                                                                 470,339
                                                             -----------

See Notes to Financial Statements.

 ANNUAL REPORT 58

RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2006
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SOFTWARE 0.6%
  Mentor Graphics Corp.*..........................   5,641       $95,164
                                                             -----------
TOTAL SOFTWARE                                                    95,164
                                                             -----------

  SPECIALTY RETAIL 2.7%
  Borders Group, Inc..............................   7,035       144,851
  Foot Locker, Inc................................   4,687       108,691
  Payless Shoesource, Inc.*.......................   2,498        66,821
  Pier 1 Imports, Inc.............................  12,064        78,899
                                                             -----------
TOTAL SPECIALTY RETAIL                                           399,262
                                                             -----------

  THRIFTS & MORTGAGE FINANCE 1.5%
  New York Community Bancorp, Inc.................   8,156       133,351
  Washington Federal, Inc.........................   1,942        45,132
  Webster Financial Corp..........................   1,012        48,900
                                                             -----------
TOTAL THRIFTS & MORTGAGE FINANCE
                                                                 227,383
                                                             -----------
  TOBACCO 1.4%
  Universal Corp..................................   5,839       214,992
                                                             -----------
TOTAL TOBACCO                                                    214,992
                                                             -----------

  TRADING COMPANIES & DISTRIBUTORS 0.3%
  GATX Corp.......................................   1,091        47,535
                                                             -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS
                                                                  47,535
                                                             -----------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------

  WIRELESS TELECOMMUNICATION SERVICES 1.6%
  Telephone & Data Systems, Inc...................   4,785      $233,747
                                                             -----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES
                                                                 233,747
                                                             -----------
TOTAL COMMON STOCKS
(Cost $14,297,550)                                            14,949,607
                                                             -----------

SHORT TERM INVESTMENTS 0.0%(A)
  SSgA Prime Money Market Fund....................     100           100
TOTAL SHORT TERM INVESTMENTS
  (Cost $100)                                                        100
                                                             -----------
TOTAL INVESTMENTS 99.8%
  (Cost $14,297,650)                                          14,949,707
                                                             -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.2%
                                                                  22,829
                                                             -----------
NET ASSETS--100.0%                                           $14,972,536
------------------------------------------------------------------------

 *  Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

                                                                ANNUAL REPORT 59

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2006
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS 100.0%
  AEROSPACE & DEFENSE 1.4%
  Alliant Techsystems, Inc.*......................   4,035      $311,542
                                                             -----------
TOTAL AEROSPACE & DEFENSE                                        311,542
                                                             -----------

  AIR FREIGHT & LOGISTICS 2.5%
  CH Robinson Worldwide, Inc. ....................   4,800       200,352
  Expeditors International Washington, Inc. ......   7,547       357,803
                                                             -----------
TOTAL AIR FREIGHT & LOGISTICS                                    558,155
                                                             -----------
  AIRLINES 2.8%
  Airtran Holdings, Inc.*.........................  27,400       273,178
  JetBlue Airways Corp.*..........................  28,994       364,165
                                                             -----------
TOTAL AIRLINES                                                   637,343
                                                             -----------
  AUTOMOBILES 1.0%
  Thor Industries, Inc. ..........................   4,943       216,602
                                                             -----------
TOTAL AUTOMOBILES                                                216,602
                                                             -----------

  BEVERAGES 0.9%
  Hansen Natural Corp.*...........................   6,194       196,660
                                                             -----------
TOTAL BEVERAGES                                                  196,660
                                                             -----------
  BIOTECHNOLOGY 2.2%
  Cephalon, Inc.*.................................   6,005       421,431
  Martek Biosciences Corp.*.......................   2,695        63,925
                                                             -----------
TOTAL BIOTECHNOLOGY                                              485,356
                                                             -----------

  CAPITAL MARKETS 5.8%
  Eaton Vance Corp. ..............................  10,563       327,876
  Investors Financial Services Corp. .............   7,358       289,317
  SEI Investments Co. ............................   7,116       400,488
  Waddell & Reed Financial, Inc. -- Class A.......  11,084       282,642
                                                             -----------
TOTAL CAPITAL MARKETS                                          1,300,323
                                                             -----------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------

  COMMERCIAL SERVICES & SUPPLIES 5.1%
  ChoicePoint, Inc.*..............................   1,860       $67,685
  Copart, Inc.*...................................   8,441       244,198
  Corporate Executive Board Co. ..................   4,934       443,172
  Rollins, Inc. ..................................   6,455       139,686
  Stericycle, Inc.*...............................   3,742       264,597
                                                             -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES
                                                               1,159,338
                                                             -----------

  COMMUNICATIONS EQUIPMENT 1.6%
  F5 Networks, Inc.*..............................   3,094       204,792
  Plantronics, Inc. ..............................   7,482       157,945
                                                             -----------
TOTAL COMMUNICATIONS EQUIPMENT
                                                                 362,737
                                                             -----------

  COMPUTERS & PERIPHERALS 1.8%
  Western Digital Corp.*..........................  22,558       412,360
                                                             -----------
TOTAL COMPUTERS & PERIPHERALS
                                                                 412,360
                                                             -----------

  CONSTRUCTION & ENGINEERING 0.7%
  Jacobs Engineering Group, Inc.*.................   2,058       155,461
                                                             -----------
TOTAL CONSTRUCTION & ENGINEERING
                                                                 155,461
                                                             -----------

  DIVERSIFIED CONSUMER SERVICES 6.0%
  Career Education Corp.*.........................   8,850       197,178
  Corinthian Colleges, Inc.*......................  29,516       361,571
  ITT Educational Services, Inc.*.................   6,378       439,763
  Strayer Education, Inc. ........................   3,153       356,668
                                                             -----------
TOTAL DIVERSIFIED CONSUMER SERVICES
                                                               1,355,180
                                                             -----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.3%
  Amphenol Corp. .................................   4,011       272,347
  CDW Corp. ......................................   3,893       255,653
                                                             -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS
                                                                 528,000
                                                             -----------

See Notes to Financial Statements.

 ANNUAL REPORT 60

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS(continued)                              October 31, 2006
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENERGY EQUIPMENT & SERVICES 1.0%
  Grant Prideco, Inc.*............................   2,932      $110,742
  Patterson-UTI Energy, Inc. .....................   4,511       104,655
                                                             -----------
TOTAL ENERGY EQUIPMENT & SERVICES
                                                                 215,397
                                                             -----------

  HEALTH CARE EQUIPMENT & SUPPLIES 6.6%
  Beckman Coulter, Inc. ..........................   2,758       158,778
  Cytyc Corp.*....................................  14,561       384,702
  Dentsply International, Inc. ...................   7,025       219,742
  Gen-Probe, Inc.*................................   4,698       224,893
  Intuitive Surgical, Inc.*.......................   1,567       155,415
  ResMed, Inc.*...................................   7,786       342,506
                                                             -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES
                                                               1,486,036
                                                             -----------

  HEALTH CARE PROVIDERS & SERVICES 3.0%
  Apria Healthcare Group, Inc.*...................   9,722       226,425
  Community Health Systems, Inc.*.................   3,949       128,145
  LifePoint Hospitals, Inc.*......................   3,647       129,469
  Lincare Holdings, Inc.*.........................   6,016       201,897
                                                             -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES
                                                                 685,936
                                                             -----------

  HOTELS RESTAURANTS & LEISURE 3.1%
  Applebees International, Inc. ..................   7,829       178,658
  Cheesecake Factory (The)*.......................   5,754       162,551
  Scientific Games Corp. -- Class A*..............  12,376       346,899
                                                             -----------
TOTAL HOTELS RESTAURANTS & LEISURE
                                                                 688,108
                                                             -----------

  HOUSEHOLD DURABLES 3.3%
  Hovnanian Enterprises, Inc. -- Class A*.........   6,359       196,175
  MDC Holdings, Inc. .............................   4,079       203,379

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
  Ryland Group, Inc. .............................   4,173      $191,666
  Toll Brothers, Inc.*............................   5,307       153,425
                                                             -----------
TOTAL HOUSEHOLD DURABLES                                         744,645
                                                             -----------

  HOUSEHOLD PRODUCTS 1.2%
  Church & Dwight Co., Inc. ......................   2,445        99,194
  Energizer Holdings, Inc.*.......................   2,300       179,745
                                                             -----------
TOTAL HOUSEHOLD PRODUCTS                                         278,939
                                                             -----------

  INSURANCE 1.7%
  Brown & Brown, Inc. ............................  13,394       391,909
                                                             -----------
TOTAL INSURANCE                                                  391,909
                                                             -----------

  IT SERVICES 7.8%
  Alliance Data Systems Corp.*....................   3,666       222,600
  BISYS Group, Inc. (The)*........................  12,848       141,842
  Cognizant Technology Solutions Corp. -- Class
    A*............................................   8,955       674,132
  CSG Systems International*......................   9,432       254,475
  DST Systems, Inc.*..............................   3,253       201,003
  Fidelity National Information Services, Inc. ...   6,472       269,041
                                                             -----------
TOTAL IT SERVICES                                              1,763,093
                                                             -----------

  LIFE SCIENCES TOOLS & SERVICES 1.8%
  Invitrogen Corp.*...............................   1,439        83,476
  Pharmaceutical Product Development, Inc. .......   5,133       162,460
  Techne Corp.*...................................   2,691       150,373
                                                             -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES
                                                                 396,309
                                                             -----------

  MACHINERY 1.7%
  Donaldson Co., Inc. ............................   3,704       139,085
  Graco, Inc. ....................................   5,701       232,373
                                                             -----------
TOTAL MACHINERY                                                  371,458
                                                             -----------

See Notes to Financial Statements.

                                                                ANNUAL REPORT 61

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS(continued)                              October 31, 2006
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDIA 0.6%
  Catalina Marketing Corp. .......................   5,174      $131,161
                                                             -----------
TOTAL MEDIA                                                      131,161
                                                             -----------

  OFFICE ELECTRONICS 0.3%
  Zebra Technologies Corp. -- Class A*............   2,096        78,118
                                                             -----------
TOTAL OFFICE ELECTRONICS                                          78,118
                                                             -----------

  OIL, GAS & CONSUMABLE FUELS 6.8%
  Denbury Resources, Inc.*........................  12,816       368,332
  Newfield Exploration Co.*.......................   6,530       266,359
  Noble Energy, Inc. .............................   2,706       131,593
  Pioneer Natural Resources Co. ..................   3,074       125,204
  Plains Exploration & Production Co.*............   4,129       174,615
  Pogo Producing Co. .............................   6,695       299,601
  Southwestern Energy Co.*........................   4,686       166,728
                                                             -----------
TOTAL OIL, GAS & CONSUMABLE FUELS
                                                               1,532,432
                                                             -----------
  PHARMACEUTICALS 3.9%
  Medicis Pharmaceutical Corp. -- Class A.........   4,219       147,834
  Par Pharmaceutical Cos., Inc.*..................  16,505       321,682
  Sepracor, Inc.*.................................   8,029       415,581
                                                             -----------
TOTAL PHARMACEUTICALS                                            885,097
                                                             -----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.4%
  Cree, Inc.*.....................................  13,245       291,258
  Silicon Laboratories, Inc.*.....................   7,961       259,767
                                                             -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                                                                 551,025
                                                             -----------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------

  SOFTWARE 2.9%
  Activision, Inc.*...............................   5,971       $92,073
  Fair Isaac Corp. ...............................   1,880        68,864
  Jack Henry & Associates, Inc. ..................   7,374       160,679
  Macrovision Corp.*..............................   8,754       232,944
  McAfee, Inc.*...................................   3,546       102,586
                                                             -----------
TOTAL SOFTWARE                                                   657,146
                                                             -----------

  SPECIALTY RETAIL 15.3%
  Abercrombie & Fitch Co. -- Class A..............   5,640       432,306
  Advance Auto Parts, Inc. .......................   6,241       218,560
  Aeropostale, Inc.*..............................  18,843       552,288
  American Eagle Outfitters.......................   7,795       357,011
  Chico's FAS, Inc.*..............................  13,069       312,741
  GameStop Corp. -- Class A*......................  10,493       535,773
  Pacific Sunwear Of California*..................  10,650       187,653
  Petsmart, Inc. .................................   9,171       263,941
  Ross Stores, Inc. ..............................  10,198       300,127
  Urban Outfitters, Inc.*.........................   6,440       112,700
  Williams-Sonoma, Inc. ..........................   5,166       175,696
                                                             -----------
TOTAL SPECIALTY RETAIL                                         3,448,796
                                                             -----------

  TEXTILES, APPAREL & LUXURY GOODS 1.0%
  Timberland Co. -- Class A*......................   7,933       228,867
                                                             -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS
                                                                 228,867
                                                             -----------

  THRIFTS & MORTGAGE FINANCE 0.7%
  Radian Group, Inc. .............................   3,008       160,326
                                                             -----------
TOTAL THRIFTS & MORTGAGE FINANCE
                                                                 160,326
                                                             -----------

See Notes to Financial Statements.

 ANNUAL REPORT 62

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS(continued)                              October 31, 2006
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRADING COMPANIES & DISTRIBUTORS 0.8%
  Fastenal Co. ...................................   4,212      $169,491
                                                             -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS
                                                                 169,491
                                                             -----------
TOTAL COMMON STOCKS
  (Cost $23,535,994)                                          22,543,346
                                                             -----------

SHORT TERM INVESTMENTS 0.2%
  SSgA Prime Money Market Fund....................  44,630        44,630
                                                             -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $44,630)                                                  44,630
                                                             -----------
TOTAL INVESTMENTS 100.2%
  (Cost $23,580,624)                                          22,587,976
                                                             -----------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.2)%
                                                                (41,258)
                                                             -----------
NET ASSETS--100.0%                                           $22,546,718
------------------------------------------------------------------------

* Non-Income Producing Security.

See Notes to Financial Statements.

                                                                ANNUAL REPORT 63

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2006
--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS 99.8%

  AEROSPACE & DEFENSE 0.6%
  Cubic Corp. ....................................     978      $20,450
  Triumph Group, Inc. ............................     370       17,815
                                                             ----------
TOTAL AEROSPACE & DEFENSE                                        38,265
                                                             ----------

  AIR FREIGHT & LOGISTICS 0.8%
  HUB Group, Inc. -- Class A*.....................   1,873       50,871
                                                             ----------
TOTAL AIR FREIGHT & LOGISTICS                                    50,871
                                                             ----------
  AIRLINES 0.2%
  Frontier Airlines Holdings, Inc.*...............   1,438       11,562
                                                             ----------
TOTAL AIRLINES                                                   11,562
                                                             ----------

  AUTO COMPONENTS 1.8%
  Standard Motor Products, Inc. ..................   6,348       70,336
  Superior Industries International...............   2,285       38,616
                                                             ----------
TOTAL AUTO COMPONENTS                                           108,952
                                                             ----------

  AUTOMOBILES 1.3%
  Coachmen Industries, Inc. ......................   4,317       48,264
  Monaco Coach Corp. .............................   2,704       32,286
                                                             ----------
TOTAL AUTOMOBILES                                                80,550
                                                             ----------

  BUILDING PRODUCTS 0.7%
  Griffon Corp.*..................................     340        8,361
  Lennox International, Inc. .....................     694       18,710
  NCI Building Systems, Inc.*.....................     285       17,057
                                                             ----------
TOTAL BUILDING PRODUCTS                                          44,128
                                                             ----------

  CAPITAL MARKETS 2.0%
  Piper Jaffray Cos.*.............................     920       63,618
  SWS Group, Inc. ................................   2,088       58,026
                                                             ----------
TOTAL CAPITAL MARKETS                                           121,644
                                                             ----------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

  CHEMICALS 6.2%
  Arch Chemicals, Inc. ...........................   1,450      $48,517
  Georgia Gulf Corp. .............................   1,101       23,550
  HB Fuller Co. ..................................   1,461       36,218
  Penford Corp. ..................................   2,707       43,989
  PolyOne Corp.*..................................   4,181       34,284
  Quaker Chemical Corp. ..........................   3,067       58,365
  Schulman A, Inc. ...............................   2,919       70,669
  Tronox, Inc. ...................................   1,576       20,614
  Wellman, Inc. ..................................  10,346       39,005
                                                             ----------
TOTAL CHEMICALS                                                 375,211
                                                             ----------

  COMMERCIAL BANKS 2.6%
  Community Bank System, Inc. ....................     840       20,874
  First Bancorp...................................   2,333       23,097
  First Commonwealth Financial Corp. .............   1,319       17,635
  Provident Bankshares Corp. .....................     412       14,890
  South Financial Group, Inc. (The)...............     554       14,697
  Sterling Financial Corp. .......................     628       20,887
  Susquehanna Bancshares, Inc. ...................     707       17,668
  Whitney Holding Corp. ..........................     892       29,133
                                                             ----------
TOTAL COMMERCIAL BANKS                                          158,881
                                                             ----------

  COMMERCIAL SERVICES & SUPPLIES 6.1%
  Angelica Corp. .................................   1,938       40,582
  ABM Industries, Inc. ...........................     814       16,166
  Bowne & Co, Inc. ...............................   2,092       32,698
  Central Parking Corp. ..........................     853       14,629
  CDI Corp. ......................................     426       10,070
  Consolidated Graphics, Inc.*....................     269       16,724
  NCO Group, Inc.*................................   1,479       39,874
  Spherion Corp.*.................................   4,974       36,061
  Standard Register Co. (The).....................   3,098       41,916
  United Stationers, Inc.*........................     360       17,190

See Notes to Financial Statements.

 ANNUAL REPORT 64

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS(continued)                              October 31, 2006
--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Viad Corp. .....................................     317      $11,713
  Volt Information Sciences, Inc.*................   2,232       88,164
                                                             ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES
                                                                365,787
                                                             ----------

  COMMUNICATIONS EQUIPMENT 0.4%
  Ditech Networks, Inc.*..........................   3,050       24,065
                                                             ----------
TOTAL COMMUNICATIONS EQUIPMENT
                                                                 24,065
                                                             ----------

  COMPUTERS & PERIPHERALS 0.7%
  Adaptec, Inc.*..................................   8,585       38,890
                                                             ----------
TOTAL COMPUTERS & PERIPHERALS                                    38,890
                                                             ----------

  CONSTRUCTION & ENGINEERING 1.0%
  EMCOR Group, Inc.*..............................   1,016       60,096
                                                             ----------
TOTAL CONSTRUCTION & ENGINEERING
                                                                 60,096
                                                             ----------

  CONSTRUCTION MATERIALS 0.3%
  Texas Industries, Inc. .........................     297       18,444
                                                             ----------
TOTAL CONSTRUCTION MATERIALS                                     18,444
                                                             ----------

  CONTAINERS & PACKAGING 3.8%
  Caraustar Industries, Inc.*.....................   2,323       25,158
  Chesapeake Corp. ...............................   3,619       56,131
  Myers Industries, Inc. .........................   3,751       67,968
  Rock-Tenn Co. ..................................   3,743       77,255
                                                             ----------
TOTAL CONTAINERS & PACKAGING                                    226,512
                                                             ----------
  DISTRIBUTORS 0.1%
  Audiovox Corp. -- Class A*......................     632        8,292
                                                             ----------
TOTAL DISTRIBUTORS                                                8,292
                                                             ----------

  ELECTRIC UTILITIES 4.4%
  Allete, Inc. ...................................     477       21,513
  Central Vermont Public Service Corp. ...........   3,565       80,462
  Cleco Corp. ....................................     909       23,361
  Green Mountain Power Corp. .....................   1,336       44,930

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
  UIL Holdings Corp. .............................   1,593      $63,322
  Unisource Energy Corp. .........................     828       29,460
                                                             ----------
TOTAL ELECTRIC UTILITIES                                        263,048
                                                             ----------

  ELECTRICAL EQUIPMENT 3.0%
  Acuity Brands, Inc. ............................     483       23,928
  AO Smith Corp. .................................   1,384       48,662
  Belden CDT, Inc. ...............................     897       32,471
  C&D Technologies, Inc. .........................   3,039       15,073
  Magnetek, Inc.*.................................  12,102       57,606
                                                             ----------
TOTAL ELECTRICAL EQUIPMENT                                      177,740
                                                             ----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 5.1%
  Agilysys, Inc. .................................   1,252       18,567
  Anixter International, Inc.*....................     344       20,557
  Bell Microproducts, Inc.*.......................   4,093       27,587
  Benchmark Electronics, Inc.*....................     547       14,523
  Brightpoint, Inc.*..............................     801        9,692
  CTS Corp. ......................................   1,016       14,346
  Gerber Scientific, Inc.*........................   3,991       58,309
  Insight Enterprises, Inc.*......................   1,493       32,085
  Methode Electronics, Inc. ......................   1,200       13,284
  Planar Systems, Inc.*...........................   4,626       55,743
  Technitrol, Inc. ...............................   1,586       39,999
                                                             ----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS
                                                                304,692
                                                             ----------

  ENERGY EQUIPMENT & SERVICES 0.2%
  Lufkin Industries, Inc. ........................     205       12,370
                                                             ----------
TOTAL ENERGY EQUIPMENT & SERVICES
                                                                 12,370
                                                             ----------

  FOOD & STAPLES RETAILING 1.7%
  Casey's General Stores, Inc. ...................     823       19,974
  Longs Drug Stores Corp. ........................     615       26,470
  Nash Finch Co. .................................   1,094       28,389
  Performance Food Group Co.*.....................     934       27,151
                                                             ----------
TOTAL FOOD & STAPLES RETAILING                                  101,984
                                                             ----------

See Notes to Financial Statements.

                                                                ANNUAL REPORT 65

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS(continued)                              October 31, 2006
--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD PRODUCTS 2.0%
  American Italian Pasta Co. -- Class A*..........   5,379      $40,289
  Corn Products International, Inc. ..............     939       33,982
  Flowers Foods, Inc. ............................     709       19,264
  Lance, Inc. ....................................   1,360       26,547
                                                             ----------
TOTAL FOOD PRODUCTS                                             120,082
                                                             ----------

  GAS UTILITIES 6.4%
  Atmos Energy Corp. .............................   1,630       50,090
  Cascade Natural Gas Corp. ......................   1,855       47,748
  Energen Corp. ..................................     508       21,753
  Laclede Group, Inc. (The).......................   1,194       42,542
  Northwest Natural Gas Co. ......................     624       25,815
  Piedmont Natural Gas Co. .......................     805       21,735
  South Jersey Industries, Inc. ..................   1,983       61,334
  Southwest Gas Corp. ............................   1,763       63,256
  UGI Corp. ......................................   1,979       52,443
                                                             ----------
TOTAL GAS UTILITIES                                             386,716
                                                             ----------
  HEALTH CARE EQUIPMENT & SUPPLIES 0.8%
  Datascope Corp. ................................     986       35,368
  Osteotech, Inc.*................................   2,165       11,301
                                                             ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES
                                                                 46,669
                                                             ----------

  HEALTH CARE PROVIDERS & SERVICES 1.8%
  Chemed Corp. ...................................     431       15,296
  Genesis HealthCare Corp.*.......................     731       35,402
  Gentiva Health Services, Inc.*..................     531        9,850
  Hooper Holmes, Inc. ............................   5,470       19,692
  Owens & Minor, Inc. ............................     907       28,580
                                                             ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES
                                                                108,820
                                                             ----------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

  HOTELS RESTAURANTS & LEISURE 2.4%
  Lone Star Steakhouse & Saloon, Inc. ............     883      $24,106
  Marcus Corp. ...................................     889       22,216
  O'Charleys, Inc.*...............................   3,251       64,662
  Ryan's Restaurant Group, Inc.*..................   2,095       33,960
                                                             ----------
TOTAL HOTELS RESTAURANTS & LEISURE
                                                                144,944
                                                             ----------

  HOUSEHOLD DURABLES 3.0%
  Bassett Furniture Industries, Inc. .............   2,270       37,500
  La-Z-Boy, Inc. .................................   2,546       31,189
  Lenox Group, Inc.*..............................   1,894       11,383
  Libbey, Inc. ...................................   2,915       33,522
  National Presto Industries, Inc. ...............     465       28,472
  Russ Berrie & Co, Inc.*.........................     810       12,280
  Standard-Pacific Corp. .........................   1,110       26,895
                                                             ----------
TOTAL HOUSEHOLD DURABLES                                        181,241
                                                             ----------

  INDUSTRIAL CONGLOMERATES 1.6%
  Standex International Corp. ....................   1,314       38,263
  Tredegar Corp. .................................   3,188       55,599
                                                             ----------
TOTAL INDUSTRIAL CONGLOMERATES                                   93,862
                                                             ----------

  INSURANCE 3.9%
  Delphi Financial Group..........................     461       18,094
  Infinity Property & Casualty Corp. .............     502       21,596
  LandAmerica Financial Group, Inc. ..............   1,018       64,226
  Presidential Life Corp. ........................   1,087       25,653
  Safety Insurance Group, Inc. ...................     696       34,807
  Selective Insurance Group.......................     588       32,487
  Stewart Information Services Corp. .............     956       35,429
                                                             ----------
TOTAL INSURANCE                                                 232,292
                                                             ----------

See Notes to Financial Statements.

 ANNUAL REPORT 66

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS(continued)                              October 31, 2006
--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
IT SERVICES 1.4%
  Ciber, Inc.*....................................   2,172      $14,878
  Keane, Inc.*....................................   1,055       12,227
  Startek, Inc. ..................................   4,145       56,538
                                                             ----------
TOTAL IT SERVICES                                                83,643
                                                             ----------

  LEISURE EQUIPMENT & PRODUCTS 1.4%
  Jakks Pacific, Inc.*............................   1,503       32,600
  K2, Inc.*.......................................   2,847       38,890
  Sturm Ruger & Co, Inc.*.........................   1,500       12,495
                                                             ----------
TOTAL LEISURE EQUIPMENT & PRODUCTS
                                                                 83,985
                                                             ----------

  LIFE SCIENCES TOOLS & SERVICES 0.3%
  Cambrex Corp. ..................................     831       19,445
                                                             ----------
TOTAL LIFE SCIENCES TOOLS & SERVICES
                                                                 19,445
                                                             ----------

  MACHINERY 2.6%
  Barnes Group, Inc. .............................     603       12,090
  Briggs & Stratton Corp. ........................     613       15,625
  Lydall, Inc.*...................................   3,563       32,316
  Mueller Industries, Inc. .......................     540       19,802
  Robbins & Myers, Inc. ..........................   1,532       58,967
  Wolverine Tube, Inc.*...........................   6,194       17,777
                                                             ----------
TOTAL MACHINERY                                                 156,577
                                                             ----------

  METALS & MINING 5.4%
  Aleris International, Inc.*.....................     484       24,931
  AM Castle & Co. ................................   1,706       57,048
  Brush Engineered Materials, Inc.*...............   1,311       44,128
  Century Aluminum Co.*...........................     617       24,014
  Chaparral Steel Co. ............................   1,986       82,598
  Quanex Corp. ...................................     380       12,734
  Ryerson, Inc. ..................................   1,833       44,175
  Steel Technologies, Inc. .......................   1,864       35,770
                                                             ----------
TOTAL METALS & MINING                                           325,398
                                                             ----------

  MULTI-UTILITIES 1.6%
  Avista Corp. ...................................   2,254       58,018
  CH Energy Group, Inc. ..........................     766       39,847
                                                             ----------
TOTAL MULTI-UTILITIES                                            97,865
                                                             ----------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

  MULTILINE RETAIL 0.5%
  Fred's, Inc. -- Class A.........................   2,482      $32,465
                                                             ----------
TOTAL MULTILINE RETAIL                                           32,465
                                                             ----------

  PAPER & FOREST PRODUCTS 3.3%
  Buckeye Technologies, Inc.*.....................   3,486       36,220
  Neenah Paper, Inc. .............................     907       33,405
  Pope & Talbot, Inc.*............................   6,881       37,501
  Schweitzer-Mauduit International, Inc. .........   2,520       58,111
  Wausau Paper Corp. .............................   2,464       33,412
                                                             ----------
TOTAL PAPER & FOREST PRODUCTS                                   198,649
                                                             ----------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 3.7%
  Colonial Properties Trust.......................     480       24,187
  Entertainment Properties Trust..................     360       19,800
  Glenborough Realty Trust, Inc. .................   1,624       42,191
  Lexington Corporate Properties Trust............     836       17,807
  Mid-America Apartment Communities, Inc. ........     155        9,866
  Parkway Properties, Inc. .......................     582       28,716
  Senior Housing Properties Trust.................   1,263       28,961
  Sovran Self Storage, Inc. ......................     340       20,053
  National Retail Properties, Inc. ...............   1,365       30,672
                                                             ----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)
                                                                222,253
                                                             ----------

  ROAD & RAIL 0.7%
  Arkansas Best Corp. ............................     968       39,669
                                                             ----------
TOTAL ROAD & RAIL                                                39,669
                                                             ----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
  Axcelis Technologies, Inc.*.....................   1,786       12,323
  Photronics, Inc.*...............................     444        6,212
                                                             ----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                                                                 18,535
                                                             ----------

See Notes to Financial Statements.

                                                                ANNUAL REPORT 67

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS(continued)                              October 31, 2006
--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SOFTWARE 0.4%
  THQ, Inc.*......................................     697      $20,959
                                                             ----------
TOTAL SOFTWARE                                                   20,959
                                                             ----------

  SPECIALTY RETAIL 7.4%
  Cato Corp. (The) -- Class A.....................   1,631       37,334
  Group 1 Automotive, Inc. .......................   1,491       85,449
  Hancock Fabrics, Inc.*..........................   9,857       32,725
  Haverty Furniture Cos., Inc. ...................   3,797       59,993
  Jo-Ann Stores, Inc.*............................   2,645       48,139
  PEP Boys-Manny Moe & Jack.......................   4,191       59,428
  Sonic Automotive, Inc. -- Class A...............   2,221       58,412
  Stage Stores, Inc. .............................   1,473       47,740
  Zale Corp.*.....................................     525       15,141
                                                             ----------
TOTAL SPECIALTY RETAIL                                          444,361
                                                             ----------

  TEXTILES, APPAREL & LUXURY GOODS 3.4%
  Ashworth, Inc.*.................................   5,320       37,347
  Brown Shoe Co., Inc.*...........................   1,594       62,102
  Kellwood Co. ...................................   2,552       78,091
  Oxford Industries, Inc. ........................     209       11,031
  Stride Rite Corp. ..............................   1,043       15,384
                                                             ----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS
                                                                203,955
                                                             ----------

  THRIFTS & MORTGAGE FINANCE 0.2%
  Brookline Bancorp, Inc. ........................     931       12,410
                                                             ----------
TOTAL THRIFTS & MORTGAGE FINANCE
                                                                 12,410
                                                             ----------

                                                               MARKET
                                                    SHARES     VALUE
-----------------------------------------------------------------------

  TOBACCO 1.5%
  Alliance One International, Inc.*...............  18,728      $90,269
                                                             ----------
TOTAL TOBACCO                                                    90,269
                                                             ----------

  TRADING COMPANIES & DISTRIBUTORS 0.6%
  Kaman Corp. ....................................     738       15,048
  Lawson Products.................................     453       21,930
                                                             ----------
TOTAL TRADING COMPANIES & DISTRIBUTORS
                                                                 36,978
                                                             ----------

  WATER UTILITIES 0.2%
  American States Water Co. ......................     308       12,937
                                                             ----------
TOTAL WATER UTILITIES                                            12,937
                                                             ----------
TOTAL COMMON STOCKS
  (Cost $5,737,681)                                           6,006,962
                                                             ----------

SHORT TERM INVESTMENTS 0.0%(A)
  SSgA Prime Money Market Fund....................     100          100
                                                             ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $100)                                                       100
                                                             ----------
TOTAL INVESTMENTS 99.8%
  (Cost $5,737,781)                                           6,007,063
                                                             ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.2%
                                                                 12,032
                                                             ----------
NET ASSETS--100.0%                                           $6,019,095
-----------------------------------------------------------------------

*  Non-Income Producing Security.

(a)Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

 ANNUAL REPORT 68

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2006
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS 99.9%
  AEROSPACE & DEFENSE 1.9%
  Ceradyne, Inc.*.................................    2,099      $86,584
  Curtiss-Wright Corp. ...........................    1,376       46,564
  GenCorp, Inc.*..................................      991       12,982
                                                              ----------
TOTAL AEROSPACE & DEFENSE                                        146,130
                                                              ----------

  AIR FREIGHT & LOGISTICS 0.4%
  Forward Air Corp. ..............................    1,081       35,100
                                                              ----------
TOTAL AIR FREIGHT & LOGISTICS                                     35,100
                                                              ----------
  AUTOMOBILES 0.7%
  Winnebago Industries............................    1,555       51,766
                                                              ----------
TOTAL AUTOMOBILES                                                 51,766
                                                              ----------
  BUILDING PRODUCTS 0.3%
  Simpson Manufacturing Co., Inc. ................      780       22,144
                                                              ----------
TOTAL BUILDING PRODUCTS                                           22,144
                                                              ----------
  CAPITAL MARKETS 0.8%
  Investment Technology Group, Inc.*..............    1,276       59,589
                                                              ----------
TOTAL CAPITAL MARKETS                                             59,589
                                                              ----------

  COMMERCIAL BANKS 3.4%
  East West Bancorp, Inc. ........................      621       22,673
  Nara Bancorp, Inc. .............................    3,962       75,278
  PrivateBancorp, Inc. ...........................    1,178       48,380
  UCBH Holdings, Inc. ............................    1,794       30,749
  Wilshire Bancorp, Inc. .........................    2,992       59,182
  Wintrust Financial Corp. .......................      584       28,184
                                                              ----------
TOTAL COMMERCIAL BANKS                                           264,446
                                                              ----------

  COMMERCIAL SERVICES & SUPPLIES 0.6%
  Waste Connections, Inc.*........................    1,109       45,125
                                                              ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES
                                                                  45,125
                                                              ----------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------

  COMMUNICATIONS EQUIPMENT 0.4%
  Comtech Telecommunications Corp.*...............      849      $30,267
                                                              ----------
TOTAL COMMUNICATIONS EQUIPMENT
                                                                  30,267
                                                              ----------

  COMPUTERS & PERIPHERALS 2.2%
  Komag, Inc.*....................................    1,819       69,577
  Neoware, Inc.*..................................    1,572       18,817
  Synaptics, Inc.*................................    2,834       80,372
                                                              ----------
TOTAL COMPUTERS & PERIPHERALS                                    168,766
                                                              ----------

  CONSTRUCTION MATERIALS 0.9%
  Headwaters, Inc.*...............................    2,805       69,424
                                                              ----------
TOTAL CONSTRUCTION MATERIALS                                      69,424
                                                              ----------

  CONSUMER FINANCE 1.1%
  World Acceptance Corp.*.........................    1,696       84,783
                                                              ----------
TOTAL CONSUMER FINANCE                                            84,783
                                                              ----------

  DIVERSIFIED CONSUMER SERVICES 4.6%
  Bright Horizons Family Solutions, Inc.*.........      972       37,344
  Coinstar, Inc.*.................................    5,184      157,490
  Pre-Paid Legal Services, Inc. ..................    2,237       94,961
  Vertrue, Inc.*..................................    1,636       73,571
                                                              ----------
TOTAL DIVERSIFIED CONSUMER SERVICES
                                                                 363,366
                                                              ----------

  DIVERSIFIED FINANCIAL SERVICES 1.3%
  Portfolio Recovery Associates, Inc.*............    2,185      101,865
                                                              ----------
TOTAL DIVERSIFIED FINANCIAL SERVICES
                                                                 101,865
                                                              ----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 3.7%
  Daktronics, Inc. ...............................    3,224       76,441
  Flir Systems, Inc.*.............................    2,644       84,449
  LoJack Corp.*...................................    2,087       41,656

See Notes to Financial Statements.

                                                                ANNUAL REPORT 69

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS(continued)                              October 31, 2006
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Mercury Computer Systems, Inc.*.................      711       $8,760
  Scansource, Inc.*...............................    2,558       80,296
                                                              ----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS
                                                                 291,602
                                                              ----------

  ENERGY EQUIPMENT & SERVICES 1.8%
  CARBO Ceramics, Inc. ...........................      484       16,311
  Hydril*.........................................      492       29,545
  Unit Corp.*.....................................      727       33,725
  W-H Energy Services, Inc.*......................    1,295       60,645
                                                              ----------
TOTAL ENERGY EQUIPMENT & SERVICES
                                                                 140,226
                                                              ----------

  FOOD PRODUCTS 0.7%
  Delta & Pine Land Co. ..........................    1,064       43,102
  Peet's Coffee & Tea, Inc.*......................      589       15,756
                                                              ----------
TOTAL FOOD PRODUCTS                                               58,858
                                                              ----------
  HEALTH CARE EQUIPMENT & SUPPLIES 10.7%
  American Medical Systems Holdings, Inc.*........    1,758       31,310
  Arthrocare Corp.*...............................      560       22,630
  Biolase Technology, Inc.*.......................   17,047      110,805
  Biosite, Inc.*..................................    1,364       62,649
  Cooper Cos., Inc. (The).........................      613       35,327
  Greatbatch, Inc.*...............................    1,211       27,235
  ICU Medical, Inc.*..............................    1,239       52,348
  Idexx Laboratories, Inc.*.......................      443       36,862
  Immucor, Inc.*..................................    2,095       57,675
  Integra LifeSciences Holdings Corp.*............    2,274       83,979
  Kensey Nash Corp.*..............................    1,223       37,191
  Mentor Corp. ...................................      707       33,088
  Merit Medical Systems, Inc.*....................    1,945       30,750
  PolyMedica Corp. ...............................    1,190       49,445
  Possis Medical, Inc.*...........................    7,767       84,816

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
  Respironics, Inc.*..............................      885      $31,258
  SurModics, Inc.*................................    1,369       47,778
                                                              ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES
                                                                 835,146
                                                              ----------

  HEALTH CARE PROVIDERS & SERVICES 7.9%
  Amedisys, Inc.*.................................      698       28,318
  AMERIGROUP Corp.*...............................    2,347       70,316
  AMN Healthcare Services, Inc.*..................    3,752       94,888
  Amsurg Corp.*...................................    1,604       33,716
  Centene Corp.*..................................    3,419       80,654
  Healthways, Inc.*...............................    1,486       62,932
  Odyssey HealthCare, Inc.*.......................    6,074       80,481
  Pediatrix Medical Group, Inc.*..................      585       26,284
  Sierra Health Services, Inc.*...................    1,564       53,551
  Sunrise Senior Living, Inc.*....................    1,572       49,062
  United Surgical Partners International, Inc.*...    1,696       42,095
                                                              ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES
                                                                 622,297
                                                              ----------

  HEALTH CARE TECHNOLOGY 1.2%
  Cerner Corp.*...................................      710       34,300
  Dendrite International, Inc.*...................    1,137       11,882
  Per-Se Technologies, Inc.*......................    1,867       45,704
                                                              ----------
TOTAL HEALTH CARE TECHNOLOGY                                      91,886
                                                              ----------

  HOTELS RESTAURANTS & LEISURE 5.9%
  CEC Entertainment, Inc.*........................    1,093       37,676
  Panera Bread Co. -- Class A*....................    1,166       72,059
  Papa John's International, Inc.*................    1,937       71,088
  PF Chang's China Bistro, Inc.*..................      975       40,775
  Multimedia Games, Inc.*.........................    9,857       92,557

See Notes to Financial Statements.

 ANNUAL REPORT 70

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS(continued)                              October 31, 2006
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Shuffle Master, Inc.*...........................    3,337      $93,369
  Sonic Corp.*....................................    2,526       57,466
                                                              ----------
TOTAL HOTELS RESTAURANTS & LEISURE
                                                                 464,990
                                                              ----------
  HOUSEHOLD DURABLES 1.5%
  Meritage Homes Corp.*...........................    1,227       56,172
  NVR, Inc.*......................................      114       64,011
                                                              ----------
TOTAL HOUSEHOLD DURABLES                                         120,183
                                                              ----------
  INSURANCE 1.5%
  Hilb Rogal & Hobbs Co. .........................    1,519       60,639
  Philadelphia Consolidated Holding Co.*..........    1,486       58,132
                                                              ----------
TOTAL INSURANCE                                                  118,771
                                                              ----------
  INTERNET & CATALOG RETAIL 1.2%
  PetMed Express, Inc.*...........................    7,531       94,137
                                                              ----------
TOTAL INTERNET & CATALOG RETAIL                                   94,137
                                                              ----------
  INTERNET SOFTWARE & SERVICES 5.6%
  Bankrate, Inc.*.................................    2,379       76,009
  Digital Insight Corp.*..........................    1,028       31,642
  j2 Global Communications, Inc.*.................    5,127      140,685
  MIVA, Inc.*.....................................   17,571       56,052
  WebEx Communications, Inc.*.....................    1,056       40,603
  Websense, Inc.*.................................    3,517       96,260
                                                              ----------
TOTAL INTERNET SOFTWARE & SERVICES
                                                                 441,251
                                                              ----------

  IT SERVICES 2.5%
  CACI International, Inc. -- Class A*............      552       31,762
  eFunds Corp.*...................................    2,408       59,718
  Mantech International Corp. -- Class A*.........    1,580       53,815
  Talx Corp. .....................................    2,192       53,310
                                                              ----------
TOTAL IT SERVICES                                                198,605
                                                              ----------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------

  LEISURE EQUIPMENT & PRODUCTS 2.4%
  Nautilus, Inc. .................................    3,962      $55,983
  Polaris Industries, Inc. .......................      983       42,092
  Pool Corp. .....................................    2,148       88,025
                                                              ----------
TOTAL LEISURE EQUIPMENT & PRODUCTS
                                                                 186,100
                                                              ----------

  LIFE SCIENCES TOOLS & SERVICES 1.0%
  Dionex Corp.*...................................      902       49,069
  PharmaNet Development Group, Inc.*..............    1,523       28,480
                                                              ----------
TOTAL LIFE SCIENCES TOOLS & SERVICES
                                                                  77,549
                                                              ----------

  MACHINERY 0.7%
  ASV, Inc.*......................................    1,076       15,720
  EnPro Industries, Inc.*.........................    1,190       38,080
                                                              ----------
TOTAL MACHINERY                                                   53,800
                                                              ----------

  MEDIA 1.2%
  Advo, Inc. .....................................    1,425       41,838
  Arbitron, Inc. .................................    1,223       51,366
                                                              ----------
TOTAL MEDIA                                                       93,204
                                                              ----------

  OIL, GAS & CONSUMABLE FUELS 7.6%
  Cabot Oil & Gas Corp. ..........................      629       33,280
  Cimarex Energy Co. .............................    1,028       37,029
  Frontier Oil Corp. .............................    4,551      133,799
  Helix Energy Solutions Group, Inc.*.............      897       28,973
  Penn Virginia Corp. ............................      792       56,668
  Petroleum Development Corp.*....................    1,150       53,072
  St Mary Land & Exploration Co. .................    2,152       80,248
  Stone Energy Corp.*.............................    1,352       52,687
  Swift Energy Co.*...............................    1,141       53,308
  World Fuel Services Corp. ......................    1,450       62,379
                                                              ----------
TOTAL OIL, GAS & CONSUMABLE FUELS
                                                                 591,443
                                                              ----------

See Notes to Financial Statements.

                                                                ANNUAL REPORT 71

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS(continued)                              October 31, 2006
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PERSONAL PRODUCTS 1.6%
  NBTY, Inc.*.....................................    2,290      $63,708
  USANA Health Sciences, Inc.*....................    1,437       64,550
                                                              ----------
TOTAL PERSONAL PRODUCTS                                          128,258
                                                              ----------

  PHARMACEUTICALS 5.0%
  Sciele Pharma, Inc.*............................    1,668       36,379
  Bradley Pharmaceuticals, Inc.*..................    4,616       80,319
  CNS, Inc. ......................................    3,512      130,120
  Connetics Corp.*................................    5,656       96,378
  Noven Pharmaceuticals, Inc.*....................    2,249       49,950
                                                              ----------
TOTAL PHARMACEUTICALS                                            393,146
                                                              ----------

  ROAD & RAIL 2.0%
  Heartland Express, Inc. ........................    2,343       38,261
  Knight Transportation, Inc. ....................    2,765       50,378
  Landstar System, Inc. ..........................    1,478       68,639
                                                              ----------
TOTAL ROAD & RAIL                                                157,278
                                                              ----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.7%
  Cabot Microelectronics Corp.*...................    1,868       53,331
                                                              ----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                                                                  53,331
                                                              ----------

  SOFTWARE 4.5%
  Ansys, Inc.*....................................    1,238       56,948
  EPIQ Systems, Inc.*.............................    2,197       33,570
  Factset Research Systems, Inc. .................    2,014      102,512
  Kronos, Inc.*...................................      702       23,798
  Manhattan Associates, Inc.*.....................    1,936       57,170
  Quality Systems, Inc. ..........................    1,064       45,156
  Take-Two Interactive Software, Inc.*............    2,132       29,827
                                                              ----------
TOTAL SOFTWARE                                                   348,981
                                                              ----------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------

  SPECIALTY RETAIL 6.9%
  Childrens Place Retail Stores Inc (The)*........      857      $60,153
  Christopher & Banks Corp. ......................    5,335      143,992
  Genesco, Inc.*..................................    1,064       39,975
  Guitar Center, Inc.*............................      816       35,390
  Hibbett Sporting Goods, Inc.*...................    1,729       50,556
  HOT Topic, Inc.*................................    5,574       56,353
  Select Comfort Corp.*...........................    2,343       50,093
  Tractor Supply Co.*.............................      889       43,045
  Tween Brands, Inc.*.............................    1,389       58,088
                                                              ----------
TOTAL SPECIALTY RETAIL                                           537,645
                                                              ----------

  TEXTILES, APPAREL & LUXURY GOODS 1.7%
  Fossil, Inc.*...................................    2,388       52,154
  K-Swiss, Inc. -- Class A........................    2,265       80,000
                                                              ----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS
                                                                 132,154
                                                              ----------

  THRIFTS & MORTGAGE FINANCE 1.8%
  Flagstar Bancorp, Inc. .........................    5,359       80,545
  Fremont General Corp. ..........................    4,194       60,939
                                                              ----------
TOTAL THRIFTS & MORTGAGE FINANCE
                                                                 141,484
                                                              ----------
TOTAL COMMON STOCKS
  (Cost $7,761,485)                                            7,815,096
                                                              ----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Prime Money Market Fund....................    6,267        6,267
                                                              ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $6,267)                                                    6,267
                                                              ----------
TOTAL INVESTMENTS 100.0%
  (Cost $7,767,752)                                            7,821,363
                                                              ----------
LIABILITIES IN EXCESS OF OTHER ASSETS--0.0%(A)
                                                                 (1,678)
                                                              ----------
NET ASSETS--100.0%                                            $7,819,685
------------------------------------------------------------------------

 *  Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

 ANNUAL REPORT 72

STATEMENTS OF ASSETS
AND LIABILITIES                                                 October 31, 2006
--------------------------------------------------------------------------------

                                 RYDEX          RYDEX     RYDEX S&P     RYDEX S&P
                             S&P EQUAL    RUSSELL TOP      500 PURE      500 PURE
                            WEIGHT ETF         50 ETF     VALUE ETF    GROWTH ETF
                        --------------   ------------   -----------   -----------
ASSETS
Investments at Market
  Value*..............  $1,759,101,860   $364,488,460   $21,174,014   $17,648,068
Cash..................              --             --            --            --
Receivables:
  Investments Sold....              --             --        39,794            --
  Dividends...........       1,278,368        304,752        29,521         6,448
                        --------------   ------------   -----------   -----------
    TOTAL ASSETS......   1,760,380,228    364,793,212    21,243,329    17,654,516
                        --------------   ------------   -----------   -----------
LIABILITIES
Payables:
  Investments
    Purchased.........              --        195,106            --            --
  Income Dividend.....              68            159            --            --
  Due to Custodian....              --             --         5,427            --
  Accrued Management
    Fees..............         583,052         56,532         5,713         5,188
                        --------------   ------------   -----------   -----------
    TOTAL
      LIABILITIES.....         583,120        251,797        11,140         5,188
                        --------------   ------------   -----------   -----------
NET ASSETS............  $1,759,797,108   $364,541,415   $21,232,189   $17,649,328
                        ==============   ============   ===========   ===========
NET ASSETS CONSIST OF:
Paid-in Capital.......  $1,642,112,784   $344,233,601   $20,211,486   $17,128,091
Undistributed Net
  Investment Income...       1,095,730        430,201        62,368         6,529
Accumulated Net
  Realized Loss on
  Investments.........     (17,188,950)      (802,950)      (52,641)      (51,751)
Net Unrealized
  Appreciation on
  Investments.........     133,777,544     20,680,563     1,010,976       566,459
                        --------------   ------------   -----------   -----------
NET ASSETS............  $1,759,797,108   $364,541,415   $21,232,189   $17,649,328
                        ==============   ============   ===========   ===========
Shares Outstanding
  (Unlimited Shares
  Authorized), No Par
  Value...............      38,206,589      3,500,005       650,000       500,000
                        ==============   ============   ===========   ===========
Net Asset Value,
  Offering Price and
  Repurchase Price Per
  Share...............  $        46.06   $     104.15   $     32.66   $     35.30
                        ==============   ============   ===========   ===========
*Total Cost of
  Investments.........  $1,625,324,316   $343,807,897   $20,163,038   $17,081,609
                        ==============   ============   ===========   ===========

See Notes to Financial Statements.

                                                                ANNUAL REPORT 73

STATEMENTS OF ASSETS
AND LIABILITIES                                                 October 31, 2006
--------------------------------------------------------------------------------

                            RYDEX S&P     RYDEX S&P      RYDEX S&P      RYDEX S&P
                           MIDCAP 400    MIDCAP 400   SMALLCAP 600   SMALLCAP 600
                                 PURE          PURE           PURE           PURE
                            VALUE ETF    GROWTH ETF      VALUE ETF     GROWTH ETF
                          -----------   -----------   ------------   ------------
ASSETS
Investments at Market
  Value*................  $14,949,707   $22,587,976    $6,007,063     $7,821,363
Cash....................           --            --            --          2,006
Receivables:
  Investments Sold......       98,996       357,412        10,389             --
  Dividends.............       19,286         4,187         6,090            610
                          -----------   -----------    ----------     ----------
    TOTAL ASSETS........   15,067,989    22,949,575     6,023,542      7,823,979
                          -----------   -----------    ----------     ----------
LIABILITIES
Payables:
  Investments
    Purchased...........           --       396,199            --          2,006
  Dividend Payable......           --            --            --             --
  Due to Custodian......       91,067            --         2,686             --
  Accrued Management
    Fees................        4,386         6,658         1,761          2,288
                          -----------   -----------    ----------     ----------
    TOTAL LIABILITIES...       95,453       402,857         4,447          4,294
                          -----------   -----------    ----------     ----------
NET ASSETS..............  $14,972,536   $22,546,718    $6,019,095     $7,819,685
                          ===========   ===========    ==========     ==========
NET ASSETS CONSIST OF:
Paid-in Capital.........  $14,398,483   $23,560,420    $5,766,825     $7,823,705
Undistributed Net
  Investment Income.....       21,957         2,363         7,703             --
Accumulated Net Realized
  Loss on Investments...      (99,961)      (23,417)      (24,715)       (57,631)
Net Unrealized
  Appreciation/
  (Depreciation) on
  Investments...........      652,057      (992,648)      269,282         53,611
                          -----------   -----------    ----------     ----------
NET ASSETS..............  $14,972,536   $22,546,718    $6,019,095     $7,819,685
                          ===========   ===========    ==========     ==========
Shares Outstanding
  (Unlimited Shares
  Authorized), No Par
  Value.................      450,000       450,000       150,000        200,000
                          ===========   ===========    ==========     ==========
Net Asset Value,
  Offering Price and
  Repurchase Price Per
  Share.................  $     33.27   $     50.10    $    40.13     $    39.10
                          ===========   ===========    ==========     ==========
*Total Cost of
  Investments...........  $14,297,650   $23,580,624    $5,737,781     $7,767,752
                          ===========   ===========    ==========     ==========

See Notes to Financial Statements.

 ANNUAL REPORT 74

STATEMENTS OF OPERATIONS                                      For the Year Ended
                                                                October 31, 2006
--------------------------------------------------------------------------------

                            RYDEX S&P                       RYDEX S&P     RYDEX S&P
                                EQUAL   RYDEX RUSSELL        500 PURE      500 PURE
                           WEIGHT ETF      TOP 50 ETF      VALUE ETF*   GROWTH ETF*
                        -------------   -------------   -------------   -----------
INVESTMENT INCOME
  Dividends...........  $ 24,355,871     $ 3,564,454     $  219,473      $ 75,707
  Foreign Taxes
    Withheld..........            --              --             --            --
                        ------------     -----------     ----------      --------
    Total Income......    24,355,871       3,564,454        219,473        75,707
                        ------------     -----------     ----------      --------
EXPENSES
  Management Fee......     6,067,717         326,403         28,282        32,115
                        ------------     -----------     ----------      --------
Net Investment
  Income..............    18,288,154       3,238,051        191,191        43,592
                        ------------     -----------     ----------      --------
REALIZED AND
  UNREALIZED
  GAIN/(LOSS) ON
  INVESTMENTS
Net Realized
  Gain/(Loss) From:
  Investments.........   (11,744,562)       (716,563)       (56,285)      (51,751)
  In-kind
    Redemptions.......   110,674,899       7,329,670             --            --
                        ------------     -----------     ----------      --------
    Net Realized
      Gain/(Loss).....    98,930,337       6,613,107        (56,285)      (51,751)
Net Change in
  Unrealized
  Appreciation on
  Investments.........   112,521,932      22,742,988      1,010,976       566,459
                        ------------     -----------     ----------      --------
Net Realized and
  Unrealized Gain on
  Investments.........   211,452,269      29,356,095        954,691       514,708
                        ------------     -----------     ----------      --------
    NET INCREASE IN
      NET ASSETS
      RESULTING FROM
      OPERATIONS......  $229,740,423     $32,594,146     $1,145,882      $558,300
                        ============     ===========     ==========      ========

* The Fund commenced operations on March 1, 2006.

See Notes to Financial Statements.

                                                                ANNUAL REPORT 75

STATEMENTS OF OPERATIONS                                      For the Year Ended
                                                                October 31, 2006
--------------------------------------------------------------------------------

                           RYDEX S&P     RYDEX S&P      RYDEX S&P      RYDEX S&P
                          MIDCAP 400    MIDCAP 400   SMALLCAP 600   SMALLCAP 600
                                PURE          PURE           PURE           PURE
                          VALUE ETF*   GROWTH ETF*     VALUE ETF*    GROWTH ETF*
                          ----------   -----------   ------------   ------------
INVESTMENT INCOME
  Dividends.............  $ 189,189    $   50,353      $ 69,178      $  14,651
  Foreign Taxes
    Withheld............         --            --           (48)            --
                          ---------    -----------     --------      ---------
    Total Income........    189,189        50,353        69,130         14,651
                          ---------    -----------     --------      ---------
EXPENSES
  Management Fee........     27,406        42,331        13,382         16,689
                          ---------    -----------     --------      ---------
Net Investment
  Income/(Loss).........    161,783         8,022        55,748         (2,038)
                          ---------    -----------     --------      ---------
REALIZED AND UNREALIZED
  GAIN/(LOSS) ON
  INVESTMENTS
Net Realized Gain/(Loss)
  From:
  Investments...........   (106,316)      (23,417)      (25,510)       (61,118)
  In-kind Redemptions...         --            --            --       (178,101)
                          ---------    -----------     --------      ---------
    Net Realized Loss...   (106,316)      (23,417)      (25,510)      (239,219)
Net Change in Unrealized
  Appreciation/(Depreciation)
  on Investments........    652,057      (992,648)      269,282         53,611
                          ---------    -----------     --------      ---------
Net Realized and
  Unrealized Gain/(Loss)
  on Investments........    545,741    (1,016,065)      243,772       (185,608)
                          ---------    -----------     --------      ---------
    NET
     INCREASE/(DECREASE)
      IN NET ASSETS
      RESULTING FROM
      OPERATIONS........  $ 707,524    $(1,008,043)    $299,520      $(187,646)
                          =========    ===========     ========      =========

* The Fund commenced operations on March 1, 2006.

See Notes to Financial Statements.

 ANNUAL REPORT 76

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               RYDEX S&P EQUAL WEIGHT ETF
                                           -----------------------------------
                                                 YEAR ENDED         YEAR ENDED
                                           OCTOBER 31, 2006   OCTOBER 31, 2005
                                           ----------------   ----------------
OPERATIONS
  Net Investment Income..................   $   18,288,154     $    9,400,925
  Net Realized Gain......................       98,930,337         64,487,720
  Net Change in Unrealized Appreciation
    on Investments.......................      112,521,932            319,080
                                            --------------     --------------
  Net Increase in Net Assets Resulting
    From Operations......................      229,740,423         74,207,725
                                            --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net Investment Income..................      (17,292,008)        (8,884,060)
                                            --------------     --------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold..............    1,072,339,911        673,529,856
  Value of Shares Reinvested.............          114,370                 --
  Value of Shares Repurchased............     (596,515,156)      (153,080,243)
                                            --------------     --------------
  Net Increase in Net Assets Resulting
    From Share Transactions..............      475,939,125        520,449,613
                                            --------------     --------------
    Increase in Net Assets...............      688,387,540        585,773,278
NET ASSETS--BEGINNING OF PERIOD..........    1,071,409,568        485,636,290
                                            --------------     --------------
NET ASSETS--END OF PERIOD(1).............   $1,759,797,108     $1,071,409,568
                                            ==============     ==============
(1) Including Undistributed Net
    Investment Income....................   $    1,095,730     $      569,892
                                            ==============     ==============
CHANGES IN SHARES OUTSTANDING:
  Shares Sold............................       14,253,000          4,350,000
  Shares Issued in Connection with Stock
    Split................................       27,150,006                 --
  Shares Reinvested......................            2,583                 --
  Shares Repurchased.....................       (9,950,000)        (1,000,000)
  Shares Outstanding, Beginning of
    Year.................................        6,751,000          3,401,000
                                            --------------     --------------
  Shares Outstanding, End of Year........       38,206,589          6,751,000
                                            ==============     ==============

See Notes to Financial Statements.

                                                                ANNUAL REPORT 77

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                 RYDEX RUSSELL TOP 50 ETF
                                            -----------------------------------
                                                                 FOR THE PERIOD
                                                                   MAY 4, 2005*
                                                  YEAR ENDED            THROUGH
                                            OCTOBER 31, 2006   OCTOBER 31, 2005
                                            ----------------   ----------------
OPERATIONS
  Net Investment Income...................    $  3,238,051       $    872,067
  Net Realized Gain/(Loss)................       6,613,107            (98,847)
  Net Change in Unrealized Appreciation/
    (Depreciation) on Investments.........      22,742,988         (2,062,425)
                                              ------------       ------------
  Net Increase/(Decrease) in Net Assets
    Resulting From Operations.............      32,594,146         (1,289,205)
                                              ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net Investment Income...................      (3,010,095)          (669,822)
                                              ------------       ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold...............     275,530,048        143,626,041
  Value of Shares Reinvested..............             512                 --
  Value of Shares Repurchased.............     (77,658,417)        (4,581,793)
                                              ------------       ------------
  Net Increase in Net Assets Resulting
    From Share Transactions...............     197,872,143        139,044,248
                                              ------------       ------------
    Increase in Net Assets................     227,456,194        137,085,221
NET ASSETS--BEGINNING OF PERIOD...........     137,085,221                 --
                                              ------------       ------------
NET ASSETS--END OF PERIOD(1)..............    $364,541,415       $137,085,221
                                              ============       ============
(1) Including Undistributed Net Investment
    Income................................    $    430,201       $    202,245
                                              ============       ============
CHANGES IN SHARES OUTSTANDING:
  Shares Sold.............................       2,800,000          1,550,000
  Shares Reinvested.......................               5                 --
  Shares Repurchased......................        (800,000)           (50,000)
  Shares Outstanding, Beginning of
    Period................................       1,500,000                 --
                                              ------------       ------------
  Shares Outstanding, End of Period.......       3,500,005          1,500,000
                                              ============       ============

* The Fund commenced operations on May 4, 2005.

See Notes to Financial Statements.

 ANNUAL REPORT 78

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       RYDEX        RYDEX
                                                S&P 500 PURE     S&P 500 PURE
                                                   VALUE ETF      GROWTH ETF
                                            ----------------   ----------------
                                              FOR THE PERIOD    FOR THE PERIOD
                                              MARCH 1, 2006*    MARCH 1, 2006*
                                                     THROUGH       THROUGH
                                            OCTOBER 31, 2006   OCTOBER 31, 2006
                                            ----------------   ----------------
OPERATIONS
  Net Investment Income...................    $   191,191        $    43,592
  Net Realized Loss.......................        (56,285)           (51,751)
  Net Change in Unrealized Appreciation on
    Investments...........................      1,010,976            566,459
                                              -----------        -----------
  Net Increase in Net Assets Resulting
    From Operations.......................      1,145,882            558,300
                                              -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net Investment Income...................       (125,179)           (37,063)
                                              -----------        -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold...............     20,211,486         17,128,091
  Value of Shares Reinvested..............             --                 --
  Value of Shares Repurchased.............             --                 --
                                              -----------        -----------
  Net Increase in Net Assets Resulting
    From Share Transactions...............     20,211,486         17,128,091
                                              -----------        -----------
    Increase in Net Assets................     21,232,189         17,649,328
NET ASSETS--BEGINNING OF PERIOD...........             --                 --
                                              -----------        -----------
NET ASSETS--END OF PERIOD(1)..............    $21,232,189        $17,649,328
                                              ===========        ===========
(1) Including Undistributed Net Investment
  Income..................................    $    62,368        $     6,529
                                              ===========        ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Sold.............................        650,000            500,000
  Shares Reinvested.......................             --                 --
  Shares Repurchased......................             --                 --
  Shares Outstanding, Beginning of
    Period................................             --                 --
                                              -----------        -----------
  Shares Outstanding, End of Period.......        650,000            500,000
                                              ===========        ===========

* The Fund commenced operations on March 1, 2006.

See Notes to Financial Statements.

                                                                ANNUAL REPORT 79

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       RYDEX              RYDEX
                                                  S&P MIDCAP         S&P MIDCAP
                                                    400 PURE           400 PURE
                                                   VALUE ETF         GROWTH ETF
                                            ----------------   ----------------
                                              FOR THE PERIOD    FOR THE PERIOD
                                              MARCH 1, 2006*    MARCH 1, 2006*
                                                     THROUGH       THROUGH
                                            OCTOBER 31, 2006   OCTOBER 31, 2006
                                            ----------------   ----------------
OPERATIONS
  Net Investment Income...................    $   161,783        $     8,022
  Net Realized Loss.......................       (106,316)           (23,417)
  Net Change in Unrealized Appreciation/
    (Depreciation) on Investments.........        652,057           (992,648)
                                              -----------        -----------
  Net Increase/(Decrease) in Net Assets
    Resulting From Operations.............        707,524         (1,008,043)
                                              -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net Investment Income...................       (133,471)            (5,659)
                                              -----------        -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold...............     14,398,483         23,560,420
  Value of Shares Reinvested..............             --                 --
  Value of Shares Repurchased.............             --                 --
                                              -----------        -----------
  Net Increase in Net Assets Resulting
    From Share Transactions...............     14,398,483         23,560,420
                                              -----------        -----------
    Increase in Net Assets................     14,972,536         22,546,718
NET ASSETS--BEGINNING OF PERIOD...........             --                 --
                                              -----------        -----------
NET ASSETS--END OF PERIOD(1)..............    $14,972,536        $22,546,718
                                              ===========        ===========
(1) Including Undistributed Net Investment
    Income................................    $    21,957        $     2,363
                                              ===========        ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Sold.............................        450,000            450,000
  Shares Reinvested.......................             --                 --
  Shares Repurchased......................             --                 --
  Shares Outstanding, Beginning of
    Period................................             --                 --
                                              -----------        -----------
  Shares Outstanding, End of Period.......        450,000            450,000
                                              ===========        ===========

* The Fund commenced operations on March 1, 2006.

See Notes to Financial Statements.

 ANNUAL REPORT 80

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   RYDEX                 RYDEX
                                            S&P SMALLCAP          S&P SMALLCAP
                                                600 PURE              600 PURE
                                               VALUE ETF            GROWTH ETF
                                        ----------------      ----------------
                                          FOR THE PERIOD       FOR THE PERIOD
                                          MARCH 1, 2006*       MARCH 1, 2006*
                                                 THROUGH          THROUGH
                                        OCTOBER 31, 2006      OCTOBER 31, 2006
                                        ----------------      ----------------
OPERATIONS
  Net Investment Income/(Loss)........     $   55,748           $    (2,038)
  Net Realized Loss...................        (25,510)             (239,219)
  Net Change in Unrealized
    Appreciation on Investments.......        269,282                53,611
                                           ----------           -----------
  Net Increase/(Decrease) in Net
    Assets Resulting From
    Operations........................        299,520              (187,646)
                                           ----------           -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net Investment Income...............        (47,250)                   --
                                           ----------           -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold...........      5,766,825            15,469,445
  Value of Shares Reinvested..........             --                    --
  Value of Shares Repurchased.........             --            (7,462,114)
                                           ----------           -----------
Net Increase in Net Assets Resulting
  From Share Transactions.............      5,766,825             8,007,331
                                           ----------           -----------
  Increase in Net Assets..............      6,019,095             7,819,685
NET ASSETS--BEGINNING OF PERIOD.......             --                    --
                                           ----------           -----------
NET ASSETS--END OF PERIOD(1)..........     $6,019,095           $ 7,819,685
                                           ==========           ===========
(1) Including Undistributed Net
    Investment Income.................     $    7,703           $        --
                                           ==========           ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Sold.........................        150,000               400,000
  Shares Reinvested...................             --                    --
  Shares Repurchased..................             --              (200,000)
  Shares Outstanding, Beginning of
    Period............................             --                    --
                                           ----------           -----------
  Shares Outstanding, End of Period...        150,000               200,000
                                           ==========           ===========

* The Fund commenced operations on March 1, 2006.

See Notes to Financial Statements.

                                                                ANNUAL REPORT 81

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      RYDEX S&P EQUAL WEIGHT ETF
                       ----------------------------------------------------------------------------------------
                                                                                              FOR THE PERIOD
                                                                                              APRIL 24, 2003*
                                YEAR ENDED          YEAR ENDED            YEAR ENDED              THROUGH
                       OCTOBER 31, 2006(1)      OCTOBER 31, 2005(1)   OCTOBER 31, 2004(1)   OCTOBER 31, 2003(1)
                       -------------------      -------------------   -------------------   -------------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF
  PERIOD.............               $39.68                   $35.70                $31.61                $25.26
                       -------------------      -------------------   -------------------   -------------------
Net Investment
  Income**...........                 0.52                     0.43                  0.37                  0.18
Net Realized and
  Unrealized Gain on
  Investments........                 6.36                     3.95                  4.08                  6.33
                       -------------------      -------------------   -------------------   -------------------
TOTAL FROM INVESTMENT
  OPERATIONS.........                 6.88                     4.38                  4.45                  6.51
                       -------------------      -------------------   -------------------   -------------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment
  Income.............                (0.50)                   (0.40)                (0.36)                (0.16)
                       -------------------      -------------------   -------------------   -------------------
NET ASSET VALUE AT
  END OF PERIOD......               $46.06                   $39.68                $35.70                $31.61
                       ===================      ===================   ===================   ===================
TOTAL RETURN***......                17.42%                   12.29%                14.11%                25.77%
RATIOS/SUPPLEMENTAL
  DATA:
Net Assets at End of
  Period (000's
  omitted)...........           $1,759,797               $1,071,410              $485,636              $177,135
RATIO TO AVERAGE NET
  ASSETS OF:
Expenses.............                 0.40%                    0.40%                 0.40%                 0.40%****
Net Investment
  Income.............                 1.21%                    1.11%                 1.09%                 1.13%****
Portfolio Turnover
  Rate+..............                   16%                      22%                   55%                   42%

   *   The Fund commenced operations on April 24, 2003.
  **   Based on average shares outstanding.
 *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****   Annualized.
(1) All per share information representing data prior to April 26, 2006 has been adjusted for the effect of a 4 for 1 stock split which occurred on April 26, 2006.
   + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

 ANNUAL REPORT 82

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            RYDEX RUSSELL TOP 50 ETF
                                       -----------------------------------
                                                           FOR THE PERIOD
                                                            MAY 4, 2005*
                                             YEAR ENDED       THROUGH
                                       OCTOBER 31, 2006   OCTOBER 31, 2005
                                       ----------------   ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD.............................            $91.39             $91.51
                                       ----------------   ----------------
Net Investment Income**..............              1.92               0.79
Net Realized and Unrealized
  Gain/(Loss) on Investments.........             12.71              (0.46)
                                       ----------------   ----------------
TOTAL FROM INVESTMENT OPERATIONS.....             14.63               0.33
                                       ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income................             (1.87)             (0.45)
                                       ----------------   ----------------
NET ASSET VALUE AT END OF PERIOD.....           $104.15             $91.39
                                       ================   ================
TOTAL RETURN***......................             16.18%              0.36%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  omitted)...........................          $364,541           $137,085
RATIO TO AVERAGE NET ASSETS OF:
Expenses.............................              0.20%              0.20%****
Net Investment Income................              1.98%              1.74%****
Portfolio Turnover Rate+.............                 7%                 1%

   *   The Fund commenced operations on May 4, 2005.
  **   Based on average shares outstanding.
 *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****   Annualized.
   + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

                                                                ANNUAL REPORT 83

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                             RYDEX S&P
                                RYDEX S&P 500         RYDEX S&P 500         MIDCAP 400
                               PURE VALUE ETF       PURE GROWTH ETF     PURE VALUE ETF
                             ----------------      ----------------   ----------------
                               FOR THE PERIOD       FOR THE PERIOD     FOR THE PERIOD
                               MARCH 1, 2006*       MARCH 1, 2006*     MARCH 1, 2006*
                                      THROUGH          THROUGH            THROUGH
                             OCTOBER 31, 2006      OCTOBER 31, 2006   OCTOBER 31, 2006
                             ----------------      ----------------   ----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF PERIOD......            $29.87               $34.42              $31.53
                             ----------------      ---------------    ----------------
Net Investment Income**....              0.49                 0.11                0.44
Net Realized and Unrealized
  Gain on Investments......              2.58                 0.84                1.60
                             ----------------      ---------------    ----------------
TOTAL FROM INVESTMENT
  OPERATIONS...............              3.07                 0.95                2.04
                             ----------------      ---------------    ----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income......             (0.28)               (0.07)              (0.30)
                             ----------------      ---------------    ----------------
NET ASSET VALUE AT END OF
  PERIOD...................            $32.66               $35.30              $33.27
                             ================      ===============    ================
TOTAL RETURN***............             10.27%                2.77%               6.48%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period
  (000's omitted)..........           $21,232              $17,649             $14,973
RATIO TO AVERAGE NET ASSETS
  OF:
Expenses...................              0.35%****            0.35%****             0.35%****
Net Investment Income......              2.37%****            0.48%****             2.07%****
Portfolio Turnover Rate+...                 4%                   7%                  4%

   *   The Fund commenced operations on March 1, 2006.
  **   Based on average shares outstanding.
 *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****   Annualized.
   + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

 ANNUAL REPORT 84

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                   RYDEX S&P             RYDEX S&P          RYDEX S&P
                                  MIDCAP 400          SMALLCAP 600       SMALLCAP 600
                             PURE GROWTH ETF        PURE VALUE ETF    PURE GROWTH ETF
                            ----------------      ----------------   ----------------
                              FOR THE PERIOD       FOR THE PERIOD     FOR THE PERIOD
                              MARCH 1, 2006*       MARCH 1, 2006*     MARCH 1, 2006*
                                     THROUGH          THROUGH            THROUGH
                            OCTOBER 31, 2006      OCTOBER 31, 2006   OCTOBER 31, 2006
                            ----------------      ----------------   ----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF PERIOD.....       $52.62                $38.45             $39.31
                            -----------           -----------         ----------
Net Investment Income
  (Loss)**................         0.02                  0.37              (0.01)
Net Realized and
  Unrealized Gain/(Loss)
  on Investments..........        (2.53)                 1.62              (0.20)
                            -----------           -----------         ----------
TOTAL FROM INVESTMENT
  OPERATIONS..............        (2.51)                 1.99              (0.21)
                            -----------           -----------         ----------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income.....        (0.01)                (0.31)                --
                            -----------           -----------         ----------
NET ASSET VALUE AT END OF
  PERIOD..................       $50.10                $40.13             $39.10
                            ===========           ===========         ==========
TOTAL RETURN***...........        (4.76)%                5.19%             (0.55)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of
  Period (000's
  omitted)................      $22,547                $6,019             $7,820
RATIO TO AVERAGE NET
  ASSETS OF:
Expenses..................         0.35%****             0.35%****          0.35%****
Net Investment Income
  (Loss)..................         0.07%****             1.46%****         -0.04%****
Portfolio Turnover
  Rate+...................           14%                    7%                14%

   *   The Fund commenced operations on March 1, 2006.
  **   Based on average shares outstanding.
 *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****   Annualized.
   + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

                                                                ANNUAL REPORT 85

NOTES TO FINANCIAL STATEMENTS                                   October 31, 2006
--------------------------------------------------------------------------------
1.  ORGANIZATION

Rydex ETF Trust (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware statutory trust on November 22, 2002. The Trust currently consists of eight series: Rydex S&P Equal Weight ETF, Rydex Russell Top 50 ETF, Rydex S&P 500 Pure Value ETF, Rydex S&P 500 Pure Growth ETF, Rydex S&P MidCap 400 Pure Value ETF, Rydex S&P MidCap 400 Pure Growth ETF, Rydex S&P SmallCap 600 Pure Value ETF and Rydex S&P SmallCap 600 Pure Growth ETF, (the "Funds"). Rydex S&P Equal Weight ETF commenced operations on April 24, 2003 and Rydex Russell Top 50 ETF commenced operations on May 4, 2005. Rydex S&P 500 Pure Value ETF, Rydex S&P 500 Pure Growth ETF, Rydex S&P MidCap 400 Pure Value ETF, Rydex S&P MidCap 400 Pure Growth ETF, Rydex S&P SmallCap 600 Pure Value ETF and Rydex S&P SmallCap 600 Pure Growth ETF commenced operations on March 1, 2006.

The Funds' investment objective is to provide investment results that correspond generally to the performance, before fees and expenses, of an index representing publicly traded equity securities (the "Underlying Index"). The Rydex S&P Equal Weight ETF tracks the S&P 500 Equal Weight Total Return Index, the Rydex Russell Top 50 ETF tracks the Russell Top 50(TM) Index, the Rydex S&P 500 Pure Value ETF tracks the S&P 500/Citigroup Pure Value Index, the Rydex S&P 500 Pure Growth ETF tracks the S&P 500/Citigroup Pure Growth Index, the Rydex S&P MidCap 400 Pure Value ETF tracks the S&P MidCap 400/Citigroup Pure Value Index, the Rydex S&P MidCap 400 Pure Growth ETF tracks the S&P MidCap 400/Citigroup Pure Growth Index, the Rydex S&P SmallCap 600 Pure Value ETF tracks the S&P SmallCap 600/Citigroup Pure Value Index and the Rydex S&P SmallCap 600 Pure Growth ETF tracks the S&P SmallCap 600/Citigroup Pure Growth Index. The Funds seek to achieve their objective by investing in common stocks that comprise the Underlying Index. The Funds use a "replication" strategy to track the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds' portfolio will ordinarily not result in the elimination of the security from the Funds' portfolio.

The Funds issue and redeem shares on a continuous basis, at net asset value, only in aggregations of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and

 ANNUAL REPORT 86

--------------------------------------------------------------------------------

disclosures at the date of the financial statements and accompanying notes and the reported amounts of increases and decreases in net assets from operations during the reporting period. Management believes that the estimates utilized in preparing the Funds' financial statements are reasonable and prudent; however, actual results could differ from these estimates.

A. SECURITY VALUATION

Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange or, in the absence of recorded sales, are valued at the most recent bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. The Funds invest in Money Market mutual funds, which are valued at NAV.

Securities for which market quotations are not readily available, including investments that are subject to limitations as to their sale, are valued at fair value as determined in good faith by the Advisor in accordance with procedures adopted by the Board of Trustees. In determining fair value, consideration is given to market conditions, relative benchmarks and other financial data.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, Fair Value Measurement ("SFAS 157"). SFAS 157, which is effective for fiscal years beginning after November 15, 2007, defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

B. SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are recorded on the trade date. Realized gains and losses from portfolio fund transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign tax withholdings. Interest income is recorded on the accrual basis.

C. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with financial institutions. The Funds follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by Rydex Global Advisors, which acts as the Funds' investment advisor (the "Advisor"). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds right to liquidate such collateral could involve certain costs or

                                                                ANNUAL REPORT 87

--------------------------------------------------------------------------------

delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of the Funds net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant. For the year ended October 31, 2006, the Funds had not engaged in repurchase transactions.

D. FEDERAL INCOME TAXES

The Funds policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders within the allowable time limits. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for in-kind redemptions, income reclassifications from real estate investment trusts ("REITs") and losses deferred due to wash sales.

In order to present the tax character of paid-in-capital, undistributed net investment income and accumulated realized gains and losses on investments on the statement of assets and liabilities, certain adjustments have been made to these accounts. These adjustments have no effect on net assets or net asset value per share. The most significant of these adjustments is for net capital gains resulting from in-kind redemptions which, because they are not taxable to the Funds, and therefore are not distributed to existing Fund shareholders, are reclassified to paid-in-capital. The in-kind net capital gains for the year ended October 31, 2006 are disclosed in the Funds' Statement of Operations. For the year ended October 31, 2006, the adjustments for the Funds were as follows:

                                                      UNDISTRIBUTED     ACCUMULATED
                                           PAID-IN   NET INVESTMENT    NET REALIZED
                                           CAPITAL           INCOME     GAIN/(LOSS)
                                      ------------   --------------   -------------
Rydex S&P Equal Weight ETF..........  $110,479,931     $(470,308)     $(110,009,623)
Rydex Russell Top 50 ETF............     7,327,589            --         (7,327,589)
Rydex S&P 500 Pure Value ETF........            --        (3,644)             3,644
Rydex S&P 500 Pure Growth ETF.......            --            --                 --
Rydex S&P MidCap 400 Pure Value
  ETF...............................            --        (6,355)             6,355
Rydex S&P MidCap 400 Pure Growth
  ETF...............................            --            --                 --
Rydex S&P SmallCap 600 Pure Value
  ETF...............................            --          (795)               795
Rydex S&P SmallCap 600 Pure Growth
  ETF...............................      (183,626)        2,038            181,588

For the year ended October 31, 2006, there were no significant differences between the book basis and tax basis of net unrealized appreciation (depreciation) in value of

 ANNUAL REPORT 88

--------------------------------------------------------------------------------

investments other than tax deferral of losses on wash sales and the cumulative return of capital payments on REITs.

At October 31, 2006, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring October 31:

                                                2010        2013         2014
                                              --------   ----------   -----------
Rydex S&P Equal Weight ETF..................  $272,282   $5,596,230   $10,726,815
Rydex Russell Top 50 ETF....................        --       88,468       675,404
Rydex S&P 500 Pure Value ETF................        --           --        44,302
Rydex S&P 500 Pure Growth ETF...............        --           --        28,988
Rydex S&P MidCap 400 Pure Value ETF.........        --           --        94,708
Rydex S&P MidCap 400 Pure Growth ETF........        --           --            --
Rydex S&P SmallCap 600 Pure Value ETF.......        --           --        16,696
Rydex S&P SmallCap 600 Pure Growth ETF......        --           --        27,599

The tax character of distributable earnings (accumulated losses) at October 31, 2006 were as follows:

                                           UNDISTRIBUTED                     UNREALIZED
                          UNDISTRIBUTED      LONG-TERM     CAPITAL LOSS    APPRECIATION/
                         ORDINARY INCOME   CAPITAL GAIN    CARRYFORWARD    (DEPRECIATION)
                         ---------------   -------------   -------------   --------------
Rydex S&P Equal Weight
  ETF..................    $1,036,695              --      $(16,595,327)    $133,243,024
Rydex Russell Top 50
  ETF..................       430,360              --          (763,872)      20,641,485
Rydex S&P 500 Pure
  Value ETF............        62,368              --           (44,302)       1,002,636
Rydex S&P 500 Pure
  Growth ETF...........         6,529              --           (28,988)         543,696
Rydex S&P MidCap 400
  Pure Value ETF.......        21,479              --           (94,708)         647,282
Rydex S&P MidCap 400
  Pure Growth ETF......        66,570              --                --       (1,080,272)
Rydex S&P SmallCap 600
  Pure Value ETF.......         6,129              --           (16,696)         262,841
Rydex S&P SmallCap 600
  Pure Growth ETF......            --              --           (27,599)          23,578

The tax character of distributions paid during 2006 were as follows:

                                                        ORDINARY      LONG-TERM
                                                         INCOME      CAPITAL GAIN
                                                       -----------   ------------
Rydex S&P Equal Weight ETF...........................  $17,292,008     $     --
Rydex Russell Top 50 ETF.............................    3,010,095           --
Rydex S&P 500 Pure Value ETF.........................      125,179           --
Rydex S&P 500 Pure Growth ETF........................       37,063           --
Rydex S&P MidCap 400 Pure Value ETF..................      133,471           --
Rydex S&P MidCap 400 Pure Growth ETF.................        5,659           --
Rydex S&P SmallCap 600 Pure Value ETF................       47,250           --
Rydex S&P SmallCap 600 Pure Growth ETF...............           --           --

The tax character of distributions paid during 2005 were as follows:

                                                         ORDINARY     LONG-TERM
                                                          INCOME     CAPITAL GAIN
                                                        ----------   ------------
Rydex S&P Equal Weight ETF............................  $8,884,060     $     --
Rydex Russell Top 50 ETF..............................     669,822           --

                                                                ANNUAL REPORT 89

--------------------------------------------------------------------------------

In June 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48, an interpretation of Statement of Financial Accounting Standard 109, Accounting for Income Losses, requires the evaluation of tax positions taken or expected to be taken in the course of preparing a fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the Funds' financial statements has not yet been determined.

E. DIVIDENDS AND DISTRIBUTIONS

The Funds declare and pay dividends from net investment income and distributions from net realized capital gains at least annually.

F. RISK AND UNCERTAINTIES

The Trust invests in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements. The Rydex Russell Top 50 ETF is a non-diversified fund, subjecting it to a greater risk than funds that are diversified.

3.  ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the relevant index. For these services, the Advisor receives an advisory fee at the annual rate shown as follows of the average daily net assets of the Funds.

                                                               ADVISORY FEE
                                                              -------------
Rydex S&P Equal Weight ETF..................................          0.40%
Rydex Russell Top 50 ETF....................................          0.20%
Rydex S&P 500 Pure Value ETF................................          0.35%
Rydex S&P 500 Pure Growth ETF...............................          0.35%
Rydex S&P MidCap 400 Pure Value ETF.........................          0.35%
Rydex S&P MidCap 400 Pure Growth ETF........................          0.35%
Rydex S&P SmallCap 600 Pure Value ETF.......................          0.35%
Rydex S&P SmallCap 600 Pure Growth ETF......................          0.35%

 ANNUAL REPORT 90

--------------------------------------------------------------------------------

The Advisor pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except: interest, taxes, distribution fees and extraordinary expenses.

Under an Administration Agreement, State Street Bank and Trust Company (the "Administrator") provides various administrative and accounting services for the maintenance and operations of the Funds. Under a Custodian Agreement with the Trust, the Administrator maintains cash, securities and other assets of the Trust and the Funds in separate accounts for each fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. The Advisor compensates the Administrator directly for the foregoing services.

The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

4.  CAPITAL

At October 31, 2006, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation's usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. The minimum transaction fees are:

                                                                      MINIMUM
                                                              TRANSACTION FEE
                                                              ---------------
Rydex S&P Equal Weight ETF..................................           $2,000
Rydex Russell Top 50 ETF....................................              500
Rydex S&P 500 Pure Value ETF................................            1,000
Rydex S&P 500 Pure Growth ETF...............................            1,000
Rydex S&P MidCap 400 Pure Value ETF.........................              750
Rydex S&P MidCap 400 Pure Growth ETF........................              750
Rydex S&P SmallCap 600 Pure Value ETF.......................            1,000
Rydex S&P SmallCap 600 Pure Growth ETF......................            1,000

                                                                ANNUAL REPORT 91

--------------------------------------------------------------------------------

5.  INVESTMENT TRANSACTIONS

For the year ended October 31, 2006 the Funds had in-kind contributions and in-kind redemptions as follows:

                                                     SUBSCRIPTIONS    REDEMPTIONS
                                                    --------------   ------------
Rydex S&P Equal Weight ETF........................  $1,063,830,687   $582,388,976
Rydex Russell Top 50 ETF..........................     273,511,180     77,498,876
Rydex S&P 500 Pure Value ETF......................      20,174,624             --
Rydex S&P 500 Pure Growth ETF.....................      17,114,107             --
Rydex S&P MidCap 400 Pure Value ETF...............      14,349,050             --
Rydex S&P MidCap 400 Pure Growth ETF..............      23,562,685             --
Rydex S&P SmallCap 600 Pure Value ETF.............       5,766,345             --
Rydex S&P SmallCap 600 Pure Growth ETF............      15,474,075      7,462,925

Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Funds were as follows:

                                                        PURCHASES          SALES
                                                     ------------   ------------
Rydex S&P Equal Weight ETF.........................  $250,385,193   $252,611,056
Rydex Russell Top 50 ETF...........................    13,500,106     11,784,036
Rydex S&P 500 Pure Value ETF.......................       537,955        468,622
Rydex S&P 500 Pure Growth ETF......................       969,250        955,863
Rydex S&P MidCap 400 Pure Value ETF................       409,467        389,798
Rydex S&P MidCap 400 Pure Growth ETF...............     2,571,375      2,374,199
Rydex S&P SmallCap 600 Pure Value ETF..............       395,221        375,249
Rydex S&P SmallCap 600 Pure Growth ETF.............     1,065,994        972,622

There were no purchases or sales of U.S. government or government agency obligations for the year ended October 31, 2006.

At October 31, 2006, the identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation were as follows:

                                                    GROSS          GROSS   NET UNREALIZED
                                IDENTIFIED     UNREALIZED     UNREALIZED     APPRECIATION
                                      COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
                            --------------   ------------   ------------   --------------
Rydex S&P Equal Weight
  ETF.....................  $1,625,858,836   $181,267,356   $48,024,332     $133,243,024
Rydex Russell Top 50
  ETF.....................     343,846,975     22,687,037     2,045,552       20,641,485
Rydex S&P 500 Pure Value
  ETF.....................      20,171,378      1,358,298       355,662        1,002,636
Rydex S&P 500 Pure Growth
  ETF.....................      17,104,372      1,243,330       699,634          543,696
Rydex S&P MidCap 400 Pure
  Value ETF...............      14,302,425      1,182,408       535,126          647,282
Rydex S&P MidCap 400 Pure
  Growth ETF..............      23,668,248      1,196,373     2,276,645       (1,080,272)
Rydex S&P SmallCap 600
  Pure Value ETF..........       5,744,222        645,793       382,952          262,841
Rydex S&P SmallCap 600
  Pure Growth ETF.........       7,797,785        430,005       406,427           23,578

 ANNUAL REPORT 92

--------------------------------------------------------------------------------

6.  STOCK SPLIT

Effective April 26, 2006, the Rydex S&P Equal Weight ETF underwent a 4-for-1 stock split. The effect of this transaction was to multiply the number of outstanding shares in the Rydex S&P Equal Weight ETF by four, while dividing the net asset value by four.

7.  CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees has selected Ernst & Young LLP (E&Y) to serve as the Funds' independent registered public accounting firm for the fiscal year ended October 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on September 25, 2006. During the Funds' fiscal years ended October 31, 2005 and October 31, 2004, none of the Funds, their portfolios nor anyone on their behalf consulted with E&Y on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Funds or the Board with the performance of the Funds' prior auditor, PricewaterhouseCoopers LLP (PwC). The decision to dismiss PwC effective upon its completion of its audits for the fiscal year ended October 31, 2005 and to select E&Y was recommended by the Funds' Audit Committee and approved by the Funds' Board of Trustees. PwC's report on the Funds' financial statements for the fiscal years ended October 31, 2005 and 2004 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds' fiscal year ended October 31, 2005 and October 31, 2004, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the Funds' financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities and Exchange Act of 1934, as amended.

                                                                ANNUAL REPORT 93

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF RYDEX ETF TRUST

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Rydex ETF Trust (the "Trust"), comprising, respectively, Rydex S&P Equal Weight ETF, Rydex Russell Top 50 ETF, Rydex S&P 500 Pure Value ETF, Rydex S&P 500 Pure Growth ETF, Rydex S&P MidCap 400 Pure Value ETF, Rydex S&P MidCap 400 Pure Growth ETF, Rydex S&P SmallCap 600 Pure Value ETF and Rydex S&P SmallCap 600 Pure Growth ETF (the "Funds"), as of October 31, 20006, and the related statements of operations and changes in net assets, and the financial highlights for the periods indicated therein in the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets for the year ended October 31, 2005 and the financial highlights for each of the periods presented through October 31, 2005 of the Rydex S&P Equal Weight ETF and the Rydex Russell Top 50 ETF were audited by other auditors whose report dated December 20, 2005, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 20006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the Rydex ETF Trust at October 31, 2006, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated therein in the year then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 15, 2006

 ANNUAL REPORT 94

SUPPLEMENTAL INFORMATION
--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION

Percentage of ordinary distributions (net investment income plus short-term gains) which qualify for the corporate dividends received deduction for the fiscal year ended October 31, 2006:

                                                              PERCENTAGE
                                                              ----------
Rydex S&P Equal Weight ETF..................................        100%
Rydex Russell Top 50 ETF....................................        100%
Rydex S&P 500 Pure Value ETF................................        100%
Rydex S&P 500 Pure Growth ETF...............................        100%
Rydex S&P MidCap 400 Pure Value ETF.........................        100%
Rydex S&P MidCap 400 Pure Growth ETF........................      66.42%
Rydex S&P SmallCap 600 Pure Value ETF.......................        100%
Rydex S&P SmallCap 600 Pure Growth ETF......................          0%

For the fiscal year ended October 31, 2006, the Funds designate approximately the following amounts pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates:

Rydex S&P Equal Weight ETF..................................  17,292,008
Rydex Russell Top 50 ETF....................................   3,010,095
Rydex S&P 500 Pure Value ETF................................     125,179
Rydex S&P 500 Pure Growth ETF...............................      37,063
Rydex S&P MidCap 400 Pure Value ETF.........................     133,471
Rydex S&P MidCap 400 Pure Growth ETF........................       5,659
Rydex S&P SmallCap 600 Pure Value ETF.......................      47,250
Rydex S&P SmallCap 600 Pure Growth ETF......................           0

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, 2006, is also available, without charge and upon request, by (i) calling (800) 820-0888; or accessing the Trust's Form N-PX on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

                                                                ANNUAL REPORT 95

--------------------------------------------------------------------------------

                               RYDEX INVESTMENTS
         BOARD REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 (the "1940 Act") requires that the initial approval of, as well as the continuation of, a fund's investment advisory agreement be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Rydex ETF Trust Board of Trustees (the "Board") calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement between Rydex ETF Trust (the "Trust") and PADCO Advisors II, Inc., which does business under the name Rydex Investments ("Rydex Investments"), (the "Advisory Agreement") with respect to existing funds in the Trust, including the funds discussed in this Annual Report (each a "Fund" and collectively, the "Funds"), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments' affiliates, personnel and operations. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, and participate in question and answer sessions with representatives of Rydex Investments.

At a meeting held on August 27 and 28, 2006, the Board approved the selection of Rydex Investments and the continuance of the Advisory Agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments. The Board's approval of the Advisory Agreement was based on

 ANNUAL REPORT 96

--------------------------------------------------------------------------------

consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY RYDEX INVESTMENTS

The Board reviewed the scope of services to be provided by Rydex Investments under the Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments' investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments' compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments' investment processes and strategies, and matters related to Rydex Investments' portfolio transaction policies and procedures. The Board further noted that the Funds have met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by Rydex Investments to the Funds under the Advisory Agreement were appropriate and continued to support the Board's original selection of Rydex Investments as investment adviser to the Funds.

FUND EXPENSES AND PERFORMANCE OF THE FUNDS AND RYDEX INVESTMENTS

The Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund. The Board also reviewed comparable information for other exchange-traded funds, noting that there were no other exchange-traded funds that pursued the same investment objectives and strategies pursued by the Funds. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund's ability to successfully track its benchmark over time, and a comparison of each Fund's performance to appropriate indices/benchmarks, in light of total return, yield and market trends. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, were competitive and otherwise satisfactory for the purposes of approving the continuance of the Advisory Agreement.

                                                                ANNUAL REPORT 97

--------------------------------------------------------------------------------

COSTS OF SERVICES PROVIDED TO THE FUNDS AND PROFITS REALIZED BY RYDEX INVESTMENTS AND ITS AFFILIATES

The Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Advisory Agreement for the last calendar year. Rydex Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board analyzed the Funds' expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below) and/or its affiliates. The Board also discussed Rydex Investments' profit margin as reflected in Rydex Investments' profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Advisory Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds' profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds' asset levels. The Board noted that the Advisory Agreement for the Funds did not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. However, the Board further noted that possible future economies of scale had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed Rydex Investments' historic profitability as investment adviser to the Funds and determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that there are limited economies of scale to share with the Funds' shareholders.

OTHER BENEFITS TO RYDEX INVESTMENTS AND/OR ITS AFFILIATES

In addition to evaluating the services provided by Rydex Investments, the Board also considered the nature, extent, quality and cost of the administrative, distribution, and shareholder services performed by Rydex Investments' affiliates under separate agreements. The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1

 ANNUAL REPORT 98

--------------------------------------------------------------------------------

under the 1940 Act. Based on its review, the Board concluded that the nature and quality of the services provided by Rydex Investments' affiliates to the Trust will benefit the Funds' shareholders, and that any ancillary benefits would not be disadvantageous to the Funds' shareholders, particularly in light of the Board's view that the Funds' shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment strategies and services.

Based on the above analysis, the Board determined that the Advisory Agreement, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Agreement.

                                                                ANNUAL REPORT 99

INFORMATION ON BOARD OF TRUSTEES
AND OFFICERS
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

                                  LENGTH OF SERVICE
   NAME, POSITION AND                 AS TRUSTEE               NUMBER OF FUNDS
     YEAR OF BIRTH                   (YEAR BEGAN)                 OVERSEEN
------------------------  ----------------------------------   ---------------
CARL G. VERBONCOEUR*          Rydex Series Funds - 2004              132
Trustee, President           Rydex Variable Trust - 2004
(1952)                        Rydex Dynamic Funds - 2004
                                Rydex ETF Trust - 2004

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer and Treasurer of Rydex Specialized Products, LLC (2005 to present); Chief Executive Officer of Rydex Fund Services, Inc., PADCO Advisors, Inc., PADCO Advisors II, Inc., and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Fund Services, Inc. (2000 to 2003); Vice President of Rydex Fund Services, Inc. and Rydex Distributors, Inc. (1997 to 2000)

                                ---------------

MICHAEL P. BYRUM*             Rydex Series Funds - 2005              132
Trustee, Vice President      Rydex Variable Trust - 2005
and Secretary (1970)          Rydex Dynamic Funds - 2005
                                Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Secretary of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2006); President of Rydex Global Advisors (2004 to present); Chief Operating Officer of Rydex Global Advisors and Rydex Distributors, Inc. (2003 to 2004)

--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                  LENGTH OF SERVICE
   NAME, POSITION AND                 AS TRUSTEE                  NUMBER OF
     YEAR OF BIRTH                   (YEAR BEGAN)              FUNDS OVERSEEN
------------------------  ----------------------------------   ---------------
JOHN O. DEMARET               Rydex Series Funds - 1997              125
Trustee, Chairman of the     Rydex Variable Trust - 1998
Board (1940)                  Rydex Dynamic Funds - 1999
                                Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS:  Retired

                                ---------------

COREY A. COLEHOUR             Rydex Series Funds - 1993              125
Trustee (1945)               Rydex Variable Trust - 1998
                              Rydex Dynamic Funds - 1999
                                Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of Marketing/Co-Owner, Schield Management Company

                                ---------------

 ANNUAL REPORT 100

INFORMATION ON BOARD OF TRUSTEES
AND OFFICERS
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES (CONT.)


                                  LENGTH OF SERVICE
   NAME, POSITION AND                 AS TRUSTEE               NUMBER OF FUNDS
     YEAR OF BIRTH                   (YEAR BEGAN)                 OVERSEEN
------------------------  ----------------------------------   ---------------
J. KENNETH DALTON             Rydex Series Funds - 1995              125
Trustee (1941)               Rydex Variable Trust - 1998
                              Rydex Dynamic Funds - 1999
                                Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group

                                ---------------

WERNER E. KELLER              Rydex Series Funds - 2005              125
Trustee (1940)               Rydex Variable Trust - 2005
                              Rydex Dynamic Funds - 2005
                                Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

                                ---------------

THOMAS F. LYDON, JR.          Rydex Series Funds - 2005              125
Trustee (1960)               Rydex Variable Trust - 2005
                              Rydex Dynamic Funds - 2005
                                Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS:  President, Global Trends
Investments

                                ---------------

PATRICK T. MCCARVILLE         Rydex Series Funds - 1997              125
Trustee (1942)               Rydex Variable Trust - 1998
                              Rydex Dynamic Funds - 1999
                                Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.

                                ---------------

ROGER SOMERS                  Rydex Series Funds - 1993              125
Trustee (1944)               Rydex Variable Trust - 1998
                              Rydex Dynamic Funds - 1999
                                Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS:  Owner, Arrow Limousine

--------------------------------------------------------------------------------

                                                               ANNUAL REPORT 101

INFORMATION ON BOARD OF TRUSTEES
AND OFFICERS
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES (CONT.)

EXECUTIVE OFFICERS

   NAME, POSITION AND                    PRINCIPAL OCCUPATIONS
      YEAR OF BIRTH                      DURING PAST FIVE YEARS
-------------------------  --------------------------------------------------
NICK BONOS*                Chief Financial Officer of Rydex Specialized
  Vice President and       Products, LLC (2005 to present); Vice President
  Treasurer (1963)         and Treasurer of Rydex Series Funds, Rydex
                           Variable Trust, Rydex Dynamic Funds, and Rydex ETF
                           Trust (2003 to present); Senior Vice President of
                           Rydex Fund Services, Inc. (2003 to present); Vice
                           President and Treasurer of Rydex Capital Partners
                           SPhinX Fund (2003 to 2006); Vice President of
                           Accounting of Rydex Fund Services, Inc. (2000 to
                           2003)
JOANNA M. HAIGNEY*         Chief Compliance Officer Rydex Series Funds, Rydex
Chief Compliance Officer   Assistant Variable Trust, and Rydex Dynamic Funds
and Secretary (1966)       (2004 to present); Assistant Secretary of Rydex
                           Series Funds, Rydex Variable Trust, and Rydex
                           Dynamic Funds (2000 to present); Assistant
                           Secretary of Rydex ETF Trust (2002 to present);
                           Vice President of Compliance of Rydex Fund
                           Services, Inc. (2000 to present); Secretary of
                           Rydex Capital Partners SPhinX Fund (2003 to 2006)
JOSEPH ARRUDA*             Assistant Treasurer of Rydex Series Funds, Rydex
Assistant Treasurer        Variable Trust, Rydex Dynamic Funds, Rydex ETF
(1966)                     Trust (2006); Vice President of Rydex Fund
                           Services, Inc. (2004 to present); Director of
                           Accounting of Rydex Fund Services, Inc. (2003 to
                           2004); Vice President of Mutual Funds, State
                           Street Bank & Trust (2000 to 2003)
PAULA BILLOS*              Controller of Rydex Series Funds, Rydex Variable
Controller (1974)          Trust, Rydex Dynamic Funds, Rydex ETF Trust
                           (2006); Director of Fund Administration of Rydex
                           Fund Services, Inc. (2001 to present)

* Trustees and Officers of the Funds are deemed to be "interested persons" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor.

[RYDEX INVESTMENTS LOGO]

9601 Blackwell Road o Suite 500 o Rockville, MD 20850
www.rydexinvestments.com o 800.820.0888

ETF-ANN 1206 X1207

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that Werner Keller, an "independent" Trustee serving on the registrant's audit committee, is an "audit committee financial expert," as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d) The aggregate Audit Fees billed by the Trust's principal accountant, for the audit of the annual financial statements in connection with statutory and regulatory filings for the fiscal years ended October 31, 2006 and October 31, 2005 were $128,000 and $32,400, respectively. The aggregate Tax Fees billed by the Trust's principal accountant for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended October 31, 2006 and October 31, 2005 were $0 and $30,000, respectively.

(e) The audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such service is required between regularly scheduled audit committee meetings, the chairman of the audit committee, J. Kenneth Dalton, is authorized to pre-approve the service with full committee approval at the next scheduled meeting. There shall be no waivers of the pre-approval process. No services described in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation on January 5, 2007, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex ETF Trust (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, and State Street Bank and Trust Company (the "Administrator"), the administrator of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust, the Administrator or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RGA, the Administrator, RD or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's and RGA's internal controls over financial reporting, including disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant's President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        Rydex ETF Trust
            --------------------------------------------------------------------

By (Signature and Title)*   /s/ Carl G. Verboncoeur
                          ------------------------------------------------------
                            Carl G. Verboncoeur, President

Date    January 5, 2007
       -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Carl G. Verboncoeur
                           -----------------------------------------------------
                            Carl G. Verboncoeur, President

Date     January 5, 2007
      --------------------------------------------------------------------------

By (Signature and Title)*   /s/ Nick Bonos
                          ------------------------------------------------------
                           Nick Bonos, Vice President and Treasurer

Date     January 5, 2007
      --------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.